1933 Act File No. 33-11905
                                                      1940 Act File No. 811-5010


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....
                                                                  -----

Pre-Effective Amendment No.       ..........................      _____
                             -----

Post-Effective Amendment No.  38  ..........................        X
                             -----                                -----

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  -----

Amendment No. 39  ..........................................        X
             -----                                                -----

                                 THE HUNTINGTON FUNDS

                  (Exact name of Registrant as Specified in Charter)

                                 41 South High Street
                                  Columbus, OH 43287
                       (Address of Principal Executive Offices)

                                    1-800-544-8347
                            (Registrant's Telephone Number)

                                    Ronald J. Corn
                             The Huntington National Bank
                                 41 South High Street
                                 Columbus, Ohio 43287
                        (Name and address of agent for service)
                   (Notices should be sent to the Agent for Service)

                                      Copies to:
                                    Alan G. Priest
                                     Ropes & Gray
                                  One Franklin Square
                          1301 K Street, N.W., Suite 800 East
                                Washington, D.C. 20005

It is proposed that this filing will become effective:

  _ immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
 X  on  April 29, 2002   pursuant to paragraph (a)(i)
  _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                    INVESTOR GUIDE

                                     TRUST SHARES



                                    APRIL 30, 2002





                                TRUST SHARES PROSPECTUS


                                  MONEY MARKET FUNDS
                             HUNTINGTON MONEY MARKET FUND
                      HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                        HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                      HUNTINGTON U.S. TREASURY MONEY MARKET FUND


                                     EQUITY FUNDS
                                HUNTINGTON GROWTH FUND
                             HUNTINGTON INCOME EQUITY FUND
                            HUNTINGTON ROTATING INDEX FUND
                           HUNTINGTON DIVIDEND CAPTURE FUND
                         HUNTINGTON INTERNATIONAL EQUITY FUND
                           HUNTINGTON MID CORP AMERICA FUND
                              HUNTINGTON NEW ECONOMY FUND


                                     INCOME FUNDS
                          HUNTINGTON MORTGAGE SECURITIES FUND
                             HUNTINGTON OHIO TAX-FREE FUND
                           HUNTINGTON MICHIGAN TAX-FREE FUND
                        HUNTINGTON FIXED INCOME SECURITIES FUND
                    HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
                          HUNTINGTON SHORT/INTERMEDIATE FIXED
                                INCOME SECURITIES FUND


                                    APRIL 30, 2002


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.





Huntington Funds                  Table of Contents

How To Read This Prospectus

     The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Huntington Funds that you should know before investing. The Funds also offer Investment A and B Shares and Interfund Shares, which are offered in separate prospectuses.

     Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Huntington Funds.

                                  Introduction
                                     4

                                  Fund Summary, Investment Strategy and Risks

                                          Money Market Funds
                                     5    Money Market Fund
                                     9    Ohio Municipal Money Market Fund
                                     14   Florida Tax-Free Money Fund
                                     19   U.S. Treasury Money Market Fund

                                          Equity Funds
                                     23   Growth Fund
                                     27   Income Equity Fund
                                     31   Rotating Index Fund
                                     34   Dividend Capture Fund
                                     37   International Equity Fund
                                     41   Mid Corp America Fund
                                     44   New Economy Fund

                                          Income Funds
                                     47   Mortgage Securities Fund
                                     51   Ohio Tax-Free Fund
                                     55   Michigan Tax-Free Fund
                                     59   Fixed Income Securities Fund
                                     63   Intermediate Government Income Fund
                                     67   Short/Intermediate  Fixed  Income
                                          Securities Fund

                                 Shareholder Information
                                     71   Distribution of the Funds
                                     71   Purchasing Shares
                                     73   Exchanging Shares
                                     75   About Redeeming Trust Shares

                                 More About the Huntington Funds
                                     77   Management of the Trust
                                     78   Dividends and Distributions
                                     78   Tax Consequences
                                     81   Financial Highlights
                                     84   Additional Investment Strategies
                                     86   Investment Practices
                                     93   Glossary of Investment Risks

     For more information about the Huntington Funds, please see the back cover of the Prospectus

     This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.


Introduction

     Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

     The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

     As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

     Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

     The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

                                          Money Market Fund
Fund Summary

Investment Goal             To  seek  to  maximize   current  income  while  preserving
                            capital  and  maintaining   liquidity  by  investing  in  a
                            portfolio of high quality money market instruments

Investment Focus            High-quality, short-term debt securities

Principal Investment Strategy Employs   top-down   analysis  of  economic   and  market
                            factors to select Fund investments

Share Price Volatility      Low

Investor Profile            Short-term or risk averse  investors  seeking our typically highest-yielding money market fund

Investment Strategy         The   Huntington   Money  Market  Fund  seeks  to  maximize
                            current  income while  preserving  capital and  maintaining liquidity  by  investing  in a  portfolio  of high  quality money market instruments.

                            The  Adviser  strives to  maintain a $1.00 net asset  value per  share  for  the  Money  Market  Fund by  investing  in
                            commercial   paper  and  other   short-term   money  market
                            instruments  for the Money  Market  Fund  which are  either rated  in  the  highest  rating  category  by a  Nationally
                            Recognized  Statistical Rating  Organization or unrated and deemed  to be of  comparable  quality  by the  Adviser.  In
                            managing  the   portfolio,   the  Adviser   determines   an
                            appropriate   maturity   range  for  the  Fund   (currently
                            between 25 and 60 days) and each  individual  security held and  endeavors to diversify  the  portfolio  across  market sectors.  In  addition,  the Adviser  analyzes  cash flows, maturities,  settlements,  tax payments,  yields and credit quality and  monitors  new issue  calendars  for  potential purchases.

                            For a  more  complete  description  of  the  securities  in
                            which  the  Fund  can   invest,   please  see   "Investment
                            Practices."

What are the main risks of
  investing in this Fund?   Loss  of  money  is a risk of  investing  in the  Fund.  In addition,  your  investment  in the Fund may be  subject to the following principal risks:

                              Interest-Rate  Risk:  The  possibility  that the value of
                              the Fund's  investments  will  decline due to an increase
                              in  interest   rates,  or  that  the  Fund's  yield  will
                              decrease due to a decline in interest rates.

                              Credit Risk: The  possibility  that an issuer cannot make
                              timely   interest   and   principal   payments   on   its
                              securities.  In general,  the lower a  security's  credit
                              rating, the higher its credit risk.

                              For  more  information  about  these  risks,  please  see
                              "Glossary of Investment Risks."


     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund Summary, Investment Strategy and Risks

                                          Money Market Fund
                                             continued
Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. *

Performance Bar Chart and Table  (TO COME)

                                                    Best Quarter         %
                                                    Worst Quarter        %





     * The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended 12/31/2001.


                                                    Average Annual Total Returns
                                                    (for the periods ended
                                                    December 31, 2001)
                                                    (TO COME)
                                                                         Since Class
                                       1 Year       5 Years    10 Years   Inception
                                       ------       -------    --------   ---------
Money Market Fund--Trust Shares            %            %           %          %*

*  Since 6/11/87.


Fund Summary, Investment Strategy and Risks

                                          Money Market Fund
                                             continued
Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                Trust
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                               0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*              0%

Annual Fund Operating Expenses                                  Trust
(expenses deducted from the Fund's assets)**                   Shares
                                                               ------

Investment Advisory Fees                                           %
Distribution and/or Service (12b-1) Fees                           %
Other Expenses                                                     %
Total Annual Fund Operating Expenses**                             %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Fund Summary, Investment Strategy and Risks

                                          Money Market Fund
                                             continued

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 Year       3 Years     5 Years   10 Years
                            ------       -------     -------   --------

Trust Shares                $            $           $          $

Fund Summary, Investment Strategy and Risks

                                          Ohio Municipal Money Market Fund
Fund Summary

Investment Goal            To seek to provide  income exempt from both federal  regular income tax and Ohio personal  income taxes while  preserving capital and maintaining liquidity.

Investment Focus           Ohio tax-free money market securities

Principal Investment Strategy Attempts  to  invest  in  high-quality,  short-term  Ohio tax-free securities

Share Price Volatility     Low

Investor Profile           Ohio  residents  seeking income exempt from federal and Ohio state personal income taxes.

Investment Strategy        The  Huntington  Ohio  Municipal  Money Market Fund seeks to provide  income exempt from both federal  regular income tax and Ohio  personal  income  taxes while  preserving  capital and maintaining liquidity.

                           The  Adviser  strives to  maintain  a $1.00 net asset  value per  share  for the  Ohio  Municipal  Money  Market  Fund by
                           investing   substantially   all  of  the  Fund's  assets  in
                           short-term  Ohio  tax-exempt  securities  which  are  either rated  in  the  highest  rating  category  by  a  Nationally
                           Recognized  Statistical  Rating  Organization or unrated and deemed  to be of  comparable  quality  by  the  Adviser.  In
                           managing   the   portfolio,   the  Adviser   determines   an
                           appropriate  maturity range for the Fund (currently  between
                           35 and  80 days)  and  each  individual  security  held  and endeavors  to  diversify  the  portfolio's  holdings  within
                           Ohio  as  much  as  possible.   In  addition,   the  Adviser
                           analyzes   cash   flows,   maturities,    settlements,   tax
                           payments,  yields and credit  quality and monitors new issue calendars for potential purchases

                           For  temporary  defensive  or liquidity  purposes,  the Fund may invest in  securities  the  interest on which is subject to federal income tax or Ohio personal income taxes.

                           Ohio  tax-exempt   securities  are  debt  obligations  which
                           (i) are  issued  by or on behalf of the state of Ohio or its
                           respective  authorities,  agencies,   instrumentalities  and
                           political  subdivisions,  and  (ii) produce  interest which, in the opinion of bond counsel at the time of  issuance,  is exempt  from  federal  income tax and Ohio  personal  income taxes.

                           For   more   information   about   the   Fund's   investment
                           strategies   and  a  more   complete   description   of  the
                           securities  in  which  the  Fund  can  invest,   please  see
                           "Additional    Investment    Strategies"   and   "Investment
                           Practices."

Fund Summary, Investment Strategy and Risks

                                          Ohio Municipal Money Market Fund
                                             continued

What are the main risks of
  investing in this Fund?       Loss of money is a risk of  investing  in the Fund.  In
                                addition,  your  investment  in the Fund may be subject
                                to the following principal risks:

                                     State   Specific   Risk:  By   concentrating   its
                                     investments   in  Ohio,   the  Fund  may  be  more
                                     vulnerable  to  unfavorable  developments  in that
                                     state  than  funds  that are  more  geographically
                                     diversified.   The  economy  of  Ohio  is  largely
                                     concentrated  in  agriculture,  motor vehicles and
                                     equipment,  steel,  rubber  products and household
                                     appliances,   and  therefore   tends  to  be  more
                                     cyclical  than some other states and the nation as
                                     a whole.

                                     Diversification  Risk: As a non-diversified  fund,
                                     the Fund may  invest a greater  percentage  of its
                                     assets in the  securities  of a single issuer than
                                     do other mutual funds,  therefore Fund performance
                                     can be  significantly  affected by the performance
                                     of one or a small number of issuers.

                                     Interest-Rate   Risk:  The  possibility  that  the
                                     Fund's  investments  will  decline in value due to
                                     an increase in interest  rates, or that the Fund's
                                     yield will  decrease  due to a decline in interest
                                     rates.

                                     Credit  Risk:  The  possibility   that  an  issuer
                                     cannot  make   timely   interest   and   principal
                                     payments   on  its   obligations.   The   lower  a
                                     security's rating, the greater its credit risk.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investments Risks."


     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks

                                          Ohio Municipal Money Market Fund
                                             continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

                                                 Best Quarter    %
                                                 Worst Quarter   %







*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended 12/31/2001.

                                                Average Annual Total Returns
                                                (for the periods ended
                                                December 31, 2001)
                                                (TO COME)
                                                                         Since Class
                                       1 Year      5 Years    10 Years    Inception
                                       ------      -------    --------    ---------
Ohio Municipal Money Market Fund--
Trust Shares                              %            %        %           %*

*  Since 6/10/87.


Fund Summary, Investment Strategy and Risks

                                          Ohio Municipal Money Market Fund
                                             continued

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

     To  obtain   current   yield   information   for  the  Fund,   please  call
1-800-253-0412.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                Trust
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                               0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*              0%

Annual Fund Operating Expenses                                 Trust
(expenses deducted from the Fund's assets)**                  Shares
                                                              ------

Investment Advisory Fees                                          %

Distribution and/or Service (12b-1) Fees                          %

Other Expenses                                                    %

Total Annual Fund Operating Expenses**                            %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Fund Summary, Investment Strategy and Risks

                                          Ohio Municipal Money Market Fund
                                             continued

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year       3 Years     5 Years   10 Years
                              ------       -------     -------   --------

       Trust Shares             $           $           $           $

Fund Summary, Investment Strategy and Risks

                                          Florida Tax-Free Money Fund
Fund Summary

Investment Goal              To seek to provide  the highest  level of interest  income exempt from federal income tax,  consistent with liquidity and stability of principal.

Investment Focus             Florida tax-free money market securities

Principal Investment Strategy       Attempts  to  invest  in  high-quality,  short-term
Florida tax-free securities

Share Price Volatility       Low

Investor Profile             Florida  residents  seeking  income  exempt  from  federal
                             personal  income  tax  and  Florida  intangible   personal
                             property tax.

Investment Strategy          The  Huntington  Florida  Tax-Free  Money  Fund  seeks  to provide the highest  level of interest  income exempt from
                             federal   income  tax,   consistent   with  liquidity  and
                             stability of principal.

                             The  Adviser  strives to  maintain a $1.00 net asset value
                             per  share  for  the  Florida   Tax-Free   Money  Fund  by
                             investing  substantially  all  of  the  Fund's  assets  in short-term Florida tax-exempt  securities which are either rated  in the  highest  rating  category  by a  Nationally
                             Recognized  Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser.

                             In  managing  the  portfolio,  the Adviser  determines  an
                             appropriate   maturity  range  for  the  Fund   (currently
                             between 35 and 80 days) and each individual  security held
                             and  endeavors  to  diversify  the  portfolio's   holdings
                             within  Florida  as much as  possible.  In  addition,  the
                             Adviser analyzes cash flows, maturities,  settlements, tax payments,  yields  and credit  quality  and  monitors  new issue calendars for potential purchases.

                             As part of the  Adviser's  strategy to take  advantage  of the exemption from  Florida's  intangible tax in any year,
                             the   Adviser  may  engage,   on  an  annual   basis,   in
                             significant  portfolio  restructuring  to sell  non-exempt assets.  Transaction costs involved in such  restructuring may adversely  affect the Fund's  performance and possibly offset any gains achieved by investing in the assets sold.

                             For temporary  defensive or liquidity  purposes,  the Fund may invest in securities  the interest on which is subject to federal income tax.

                             Florida  tax-exempt  securities are debt obligations which
                             (i) are  issued by or on behalf of the state of Florida or its respective  authorities,  agencies,  instrumentalities and  political  subdivisions,  and  (ii) produce  interest which,  in the  opinion  of bond  counsel  at the  time of issuance,  is exempt from federal income tax and the value of which is exempt  from the Florida  intangible  personal property tax.

                             For  more   information   about  the   Fund's   investment
                             strategies   and  a  more  complete   description  of  the
                             securities  in  which  the  Fund can  invest,  please  see
                             "Additional   Investment   Strategies"   and   "Investment
                             Practices."

Fund Summary, Investment Strategy and Risks

                                          Florida Tax-Free Money Fund
                                             continued

What are the main risks     Loss  of  money  is a risk of  investing  in the  Fund.  In addition, your investment in the
of investing in this Fund?  Fund may be subject to the following principal risks:

                               State Specific Risk: By  concentrating  its  investments
                               in  Florida,   the  Fund  may  be  more   vulnerable  to
                               unfavorable  developments  in that state than funds that
                               are more  geographically  diversified.  The  economy  of
                               Florida  is   largely   concentrated   in   agriculture,
                               tourism and  construction  and is adversely  affected by
                               severe  weather  conditions.  It  is  also  impacted  by
                               changes in the economies of Central and South America.

                               Diversification  Risk: As a  non-diversified  fund,  the
                               Fund may  invest a greater  percentage  of its assets in
                               the  securities  of a single issuer than do other mutual
                               funds,  therefore Fund  performance can be significantly
                               affected  by the  performance  of one or a small  number
                               of issuers.

                               Interest-Rate  Risk:  The  possibility  that the  Fund's
                               investments  will  decline  in value due to an  increase
                               in  interest  rates,  or  that  the  Fund's  yield  will
                               decrease due to a decline in interest rates.

                               Credit  Risk:  The  possibility  that an  issuer  cannot
                               make  timely  interest  and  principal  payments  on its
                               obligations.   The  lower  a  security's   rating,   the
                               greater its credit risk.

                               For more  information  about  these  risks,  please  see
                               "Glossary of Investments Risks."

     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks

                                          Florida Tax-Free Money Fund
                                             continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows the performance of the Fund's Trust Shares for its first full calendar year of operations.*

Performance Bar Chart and Table  (TO COME)

                              Best Quarter                %
                              Worst Quarter               %




*     The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended 12/31/2001.

                                     Average Annual Total Returns
                                     (for the periods ended
                                     December 31, 2001)
                                     (TO COME)
                                                                Since Class
                                                   1 Year        Inception

Florida Tax-Free Money Fund--Trust Shares             %              %*

*      Since 1/6/99.


Fund Summary, Investment Strategy and Risks

                                          Florida Tax-Free Money Fund
                                             continued

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-Free Money Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                   Trust
(fees paid directly from your investment)                         Shares
                                                                  ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                   0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                  0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*                  0%

Annual Fund Operating Expenses                                     Trust
(expenses deducted from the Fund's assets)**                      Shares
                                                                  ------

Investment Advisory Fees                                               %
Distribution and/or Service (12b-1) Fees                               %
Other Expenses                                                         %
Total Annual Fund Operating Expenses**                                 %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Fund Summary, Investment Strategy and Risks

                                          Florida Tax-Free Money Fund
                                             continued

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 Year       3 Years     5 Years   10 Years
                           ------       -------     -------   --------

Trust Shares                $            $           $           $

Fund Summary, Investment Strategy and Risks

                                          U.S. Treasury Money Market Fund

Fund Summary

Investment Goal       To seek to maximize current income while  preserving  capital and maintaining  liquidity by investing  exclusively  in  obligations issued by the U.S.  Government  and  backed by its full faith and
                      credit  and  in  repurchase   agreements  with  respect  to  such
                      obligations.

Investment Focus      U.S. Treasury obligations

Principal Investment
  Strategy            Invests   exclusively   in  U.S.   Government   obligations   and
                      repurchase agreements on such obligations

Share Price Volatility  Low

Investor Profile      Highly  risk  averse  investors  seeking  current  income  from a money  market  fund  that  invests  primarily  in  U.S.  Treasury obligations

Investment Strategy   The  Huntington   U.S.   Treasury  Money  Market  Fund  seeks  to
                      maximize   current   income   while   preserving    capital   and
                      maintaining  liquidity by investing  exclusively  in  obligations issued by the U.S.  Government  and  backed by its full faith and
                      credit  and  in  repurchase   agreements  with  respect  to  such
                      obligations.

                      The  Adviser  strives  to  maintain  a $1.00 net asset  value per share  for the  U.S.  Treasury  Money  Market  Fund by  investing
                      substantially   all   of  the   Fund's   assets   in   short-term
                      obligations  of the U.S.  government.  In managing the portfolio, the Adviser  determines  an  appropriate  maturity  range for the
                      Fund  (currently  between  25 and 60 days)  and  each  individual security  held.  In addition,  the Adviser  analyzes  cash flows, maturities,  settlements,  tax  payments  and yields and opposite
                      direction;   and  monitors  new  issue  calendars  for  potential
                      purchases.

                      For more information about the Fund's  investment  strategies and a more complete  description  of the securities in which the Fund can invest,  please see  "Additional  Investment  Strategies" and
                      "Investment Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your
investing in this Fund?       investment  in the Fund may be subject  to the  following
principal risks:

                          Interest-Rate  Risk:  The  possibility  that the value of the
                          Fund's  investments  will  decline  due  to  an  increase  in interest  rates,  or that the Fund's yield will  decrease due to a decline in interest rates.

                          For  more   information   about  these   risks,   please  see


""Glossary of Investment Risks."

     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund Summary, Investment Strategy and Risks

                                          U.S. Treasury Money Market Fund
                                             continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

                                                    Best Quarter      %
                                                    Worst Quarter     %






*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended 12/31/2001.

                          Average Annual Total Returns
                             (for the periods ended
                               December 31, 2001)
                                    (TO COME)
                                                                     Since Class
                                       1 Year   5 Years    10 Years   Inception
                                       ------   -------    --------   ---------

U.S. Treasury Money Market Fund--
Trust Shares                               %        %            %          %*

*      Since 10/2/89.


Fund Summary, Investment Strategy and Risks

                                          U.S. Treasury Money Market Fund
                                             continued

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                 Trust
(fees paid directly from your investment)                       Shares
                                                                ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                               0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*              0%

Annual Fund Operating Expenses                                   Trust
(expenses deducted from the Fund's assets)**                    Shares
                                                                ------

Investment Advisory Fees                                             %
Distribution and/or Service (12b-1) Fees                             %
Other Expenses                                                       %
Total Annual Fund Operating Expenses**                               %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Fund Summary, Investment Strategy and Risks

                                          U.S. Treasury Money Market Fund
                                             continued

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 Year      3 Years     5 Years    10 Years
                          ------      -------     -------    --------

Trust Shares               $           $           $           $

Fund Summary, Investment Strategy and Risks

                                          Growth Fund

Fund Summary

Investment Goal          To seek to achieve  long-term capital  appreciation  primarily through investing in equity securities.

Investment Focus         Common stocks of medium to large companies

Principal Investment Strategy Seeks  to  invest  in  companies  offering  above-average growth potential

Share Price Volatility   Moderate to High

Investor Profile         Long-term investors seeking capital appreciation

Investment Strategy      The  Huntington   Growth  Fund  seeks  to  achieve   long-term
                         capital  appreciation  primarily  through  investing in equity securities.

                         The  Adviser  intends  to  invest  in  common  stock and other equity  securities,  such as  preferred  stock,  of  medium or large  companies  which it believes  offer  opportunities  for
                         growth.  The  Adviser   occasionally  invests  in  established
                         companies which present growth  opportunities  and it believes have temporarily depressed prices.

                         In  selecting  investments,  the  Adviser  reviews  historical
                         earnings,   revenue  and  cash  flow  to  identify   the  best
                         companies  in  each   industry  and  to  evaluate  the  growth
                         potential  of  these  companies.  On  an  ongoing  basis,  the
                         Adviser  also  monitors  the  Fund's  existing   positions  to
                         determine the benefits of retention.

                         For more information  about the Fund's  investment  strategies and a more  complete  description  of the  securities in which the  Fund  can  invest,  please  see  ""Additional  Investment
                         Strategies" and ""Investment Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in the Fund
  investing in this Fund?     may be subject to the following principal risks:

                             Market  Risk:  The  possibility   that  the  Fund's  stock
                             holdings  will  decline  in  price  because  of a  general decline in the stock  market.  Markets  generally  move in cycles,  with periods of rising prices followed by periods of falling prices.  The value of your investment will tend to increase or decrease in response to these movements.

                             Investment  Style Risk: The  possibility  that the kind of stocks  on which  this  Fund  focuses--those  of medium to
                             large  U.S.  growth  companies--will   underperform  other
                             types of stock investments or the market as a whole.

                             The  Fund  may  trade  securities  actively,  which  could increase  its  transaction  costs  (thereby  lowering  its performance)  and  increase  the  amount of taxes that you pay.

                             For  more  information  about  these  risks,   please  see
                             ""Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks

                                          Growth Fund
                                            continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the year to year. If sales charges had been performance of the Fund's Trust Shares from reflected, the Fund's returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

                                     Best Quarter                 %
                                     Worst Quarter  -             %



     * The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/2001 to those of the S&P 500 Index.

                          Average Annual Total Returns
                             (for the periods ended
                               December 31, 2001)
                                    (TO COME)
                                                                Since Class
                              1 Year      5 Years    10 Years    Inception
                              ------      -------    --------    ---------

Growth Fund--Trust Shares        %            %            %          %*
S&P 500 Index(1)                 %            %            %          %+

(1) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

*      Since 7/3/89.
+      Since 7/31/89.

Fund Summary, Investment Strategy and Risks

                                          Growth Fund
                                            continued

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                           Trust
(fees paid directly from your investment)                 Shares
                                                          ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                          0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)***             Shares
                                                          ------

Investment Advisory Fees                                      %
Distribution and/or Service (12b-1) Fees                      %
Other Expenses                                                %
Total Annual Fund Operating Expenses***                       %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**     Does not include any wire transfer fees, if applicable.
***    Expense information has been restated to reflect current fees.

Fund Summary, Investment Strategy and Risks

                                          Growth Fund
                                            continued

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 Year      3 Years     5 Years    10 Years
                            ------      -------     -------    --------

Trust Shares                 $            $           $           $

Fund Summary, Investment Strategy and Risks

                                 Income Equity Fund

Fund Summary

Investment Goal                To seek to achieve  high  current  income  and  moderate
                               appreciation  of capital  primarily  through  investment
                               in income-producing equity securities

Investment Focus               Common and preferred stocks

Principal Investment Strategy  Attempts to identify stocks that pay high dividends

Share Price Volatility         Moderate

Investor Profile               Investors  seeking capital  appreciation  potential with
                               higher  current  income  and lower  volatility  than the
                               average stock fund

Investment Strategy            The  Huntington  Income  Equity  Fund  seeks to  achieve
                               high  current  income  and  moderate   appreciation   of
                               capital     primarily     through      investment     in
                               income-producing equity securities.

                               The  Adviser  focuses  primarily  on equity  securities,
                               such as common stock and preferred  stock,  which have a
                               history of  increasing or paying high  dividends.  As an
                               additional  income  source,  the Adviser also invests in
                               investment  grade  corporate debt  obligations,  such as
                               bonds,  notes and  debentures.  The Fund may also invest
                               up to  10% of  its  total  assets  in  debt  obligations
                               rated below  investment  grade  (securities  rated below
                               BBB by  standard & Poor's or Baa by  Moody's).  At least
                               65% of the  Fund's  total  assets  will be  invested  in
                               income-producing   equity   securities.    The   Adviser
                               selects  securities  which it believes  will maintain or
                               increase the Fund's current  income while  maintaining a
                               price/earnings ratio below the market.

                               In  evaluating  the  current  yield of a  security,  the
                               Adviser   considers   dividend   growth   to   be   most
                               important,   followed  by  capital   appreciation.   The
                               Adviser   actively   monitors   market   activity  which
                               impacts dividend  decisions.  In general,  the Fund will
                               sell a security when  dividends  are no longer  expected
                               to increase.

                               For  more  information   about  the  Fund's   investment
                               strategies  and  a  more  complete  description  of  the
                               securities  in which  the Fund can  invest,  please  see
                               "Additional   Investment   Strategies"  and  "Investment
                               Practices."

What are the main risks of     Loss of money is a risk of  investing  in the  Fund.  In
addition, your investment
  investing in this Fund?      in the Fund may be  subject to the  following  principal
                               risks:

                                     Market  Risk:  The  possibility  that  the  Fund's
                                     stock  holdings  will decline in price  because of
                                     a  broad  stock  market  decline.   Stock  markets
                                     generally  move in cycles,  with periods of rising
                                     prices  followed  by periods  of  falling  prices.
                                     The  value  of  your   investment   will  tend  to
                                     increase   or   decrease   in  response  to  these
                                     movements.

                                     Investment  Style Risk: The  possibility  that the
                                     securities   on  which   this  Fund   focuses--the
                                     stocks     of     undervalued,     dividend-paying
                                     companies--will   underperform   other   kinds  of
                                     investments or market averages.

                                     Interest  Rate  Risk:  The  possibility  that  the
                                     value of the Fund's  investments  will decline due
                                     to an  increase  in  interest  rates  or that  the
                                     Fund's  yield will  decrease  due to a decrease in
                                     interest rates.

                                     Credit Risk:  The  possibility  that a bond issuer
                                     cannot  make   timely   interest   and   principal
                                     payments   on  its  bonds.   The  lower  a  bond's
                                     rating, the greater its credit risk.

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering   its   performance)   and  increase  the
                                     amount of taxes that you pay.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)








Best Quarter   %
Worst Quarter  %

*The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/2001, to those of the S&P 500 Index.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)
                                                                   Since Class
                                 1 Year      5 Years    10 Years    Inception
                                 ------      -------    --------    ---------

Income Equity Fund--Trust Shares       %           %          %         %*
S&P 500 Index(1)                       %           %          %         %+

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

*  Since 7/3/89.
+  Since 7/31/89.


Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                          Trust
(fees paid directly from your investment)                                Shares
                                                                         ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                        0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                        0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**                       0%

Annual Fund Operating Expenses                                            Trust
(expenses deducted from the Fund's assets)***                            Shares
                                                                         ------

Investment Advisory Fees                                                     %
Distribution and/or Service (12b-1) Fees                                     %
Other Expenses                                                               %
Total Annual Fund Operating Expenses***                                      %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**   Does not include any wire transfer fees, if applicable.

***  Expense information has been restated to reflect current fees.

Example:  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 Year      3 Years      5 Years 10 Years
                                     ------      -------      ------- --------

Trust Shares                             $           $           $           $

Fund Summary, Investment Strategy and Risks

                                 Rotating Index Fund

Fund Summary

Investment Goal                     To  seek  to   approximate   the   returns  of  the
                              broad-based  equity  market  index as  determined  by the
                              Fund's  Investment  Adviser to be the most favorable in a
                              given market environment.

Investment Focus               Common stocks and index-based securities

Principal Investment Strategy             Attempts   to  emulate  the  returns  of  the
                              broad-based  equity index determined by the Adviser to be
                              the most favorable given current  economic  conditions by
                              investing  in the  stocks  comprising  that  index  or in
                              index-based securities.

Share Price Volatility         Moderate to High

Investor Profile               Long-term investors seeking capital appreciation

Investment Strategy            The   Huntington    Rotating   Index   Fund   seeks   to
                               approximate  the returns of various  broad-based  equity
                               market  indices as determined  by the Fund's  Investment
                               Adviser  to be the  most  favorable  in a  given  market
                               environment.

                               The  Fund  will  pursue  its  objective,   under  normal
                               market  conditions,  by  investing  (either  directly or
                               through   the   ownership   of   domestic    index-based
                               securities,  as described  below)  substantially  all of
                               its assets in the stocks that  comprise the  broad-based
                               equity  index  selected by the Adviser.  In  determining
                               which  broad-based  equity  index  the Fund will seek to
                               emulate,  the  Adviser  will use  top-down  analysis  to
                               evaluate broad  economic  trends,  anticipate  shifts in
                               the  business  cycle,  and  determine  which  sectors or
                               industries   may   benefit   the  most   over  the  next
                               12 months.  The Fund currently  seeks to approximate the
                               returns  of the  Russell  2000 Index  ("Russell  2000").
                               The  Adviser  will   continuously   monitor  the  market
                               environment  and may  shift  the  index  that  the  Fund
                               emulates  when  the  Adviser   determines  that  another
                               broad-based  equity  index is more  favorable  given the
                               current market environment.

                               Until the total  assets of the Fund  reach $70  million,
                               the Fund  will not  invest  directly  in the  individual
                               securities  which  comprise  the index  selected  by the
                               Adviser,  but  will  instead  invest  indirectly  in the
                               index   through   its    acquisition    of   index-based
                               securities  such as iShares  Russell  2000  Index  Fund,
                               Standard  &  Poor's  Depository   Receipts  (SPDRs)  and
                               NASDAQ-100 Index Tracking Stock (NASDAQ 100s).

                                    Although  the Fund will  attempt  to  remain  fully
                              invested in the  composite  stocks of the selected  broad
                              based equity  index,  for  liquidity  purposes,  the Fund
                              may invest in money market instruments.

                              Index-based  securities  are  exchange-traded  securities
                              that  represent  ownership  in  a  long-term   investment
                              trust that holds a portfolio  of common  stocks  designed
                              to track the price  performance  and dividend yield of an
                              index,  such as the Russell 2000,  S&P 500 Index,  or the
                              NASDAQ-100 Index.

                               A   broad-based   equity  index  is  one  that  provides
                               investors  with a  performance  indicator of the overall
                               applicable  stock  market or a  substantial  portion  of
                               the market.  Examples  include,  but are not limited to,
                               the  S&P  500  Index,  Dow  Jones  Industrial   Average,
                               NASDAQ-100  Index or Russell  2000 Index.  Additionally,
                               indexes    emphasizing    large,    medium    or   small
                               capitalization  companies  as well as  growth  or  value
                               stocks would also be  considered  broad-based.  An index
                               is not  considered to be  broad-based  if it is composed
                               of  securities  of firms  in a  particular  industry  or
                               group of related industries.

                               For a more  complete  description  of the  securities in
                               which  the  Fund  can  invest,  please  see  "Investment
                               Practices."

What are the main risks of     Loss of money is a risk of  investing  in the  Fund.  In
addition, your investment
investing in this Fund?        in the Fund may be  subject to the  following  principal
                               risks:

                                     Market  Risk:  The  possibility  that  the  Fund's
                                     stock  holdings  will decline in price  because of
                                     a  broad  stock  market  decline.   Stock  markets
                                     generally  move in cycles,  with periods of rising
                                     prices  followed  by periods  of  falling  prices.
                                     The  value  of  your   investment   will  tend  to
                                     increase   or   decrease   in  response  to  these
                                     movements.

                                     Investment  Style Risk: The  possibility  that the
                                     securities   on  which   this  Fund   focuses--the
                                     stocks of the  broad-based  equity index  selected
                                     by the Adviser--will  underperform  other kinds of
                                     investments or market averages.

                                     Small   Company   Risk:   Investing   in  smaller,
                                     lesser-known  companies involves greater risk than
                                     investing  in those that are more  established.  A
                                     small  company's  financial  well-being  may,  for
                                     example,  depend  heavily  on just a few  products
                                     or  services.  In  addition,  investors  may  have
                                     limited  flexibility  to buy or sell small company
                                     stocks, as compared to those of larger firms.

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering   its   performance)   and  increase  the
                                     amount of taxes that you pay.

                                     For more information  about the Fund's  investment
                                     strategies  and  more   information   about  these
                                     risks,    please   see   "Additional    Investment
                                     Strategy" and "Glossary of Investment Risks."

Performance Information

     This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                Trust
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                              0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**             0%

Annual Fund Operating Expenses                                 Trust
(expenses deducted from the Fund's assets)                    Shares
                                                              ------

Investment Advisory Fees                                           %
Distribution and/or Service (12b-1) Fees                           %
Other Expenses                                                     %
Total Annual Fund Operating Expenses                               %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**   Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year     3 Years   5 Years   10 Years
                         ------     ----------------------------

Trust Shares               $           $         $          $

Fund Summary, Investment Strategy and Risks

                                Dividend Capture Fund

Fund Summary

Investment Goal                To  seek  total  return  on  investment,  with  dividend
                               income as an important component of that return

Investment Focus               U.S.   common  stocks  and  covered   option   positions
                               relative to those stocks

Principal Investment Strategy  Attempts  to  identify  stocks  that pay  dividends  and hedge against adverse market swings

Share Price Volatility         Moderate

Investor Profile               Investors   seeking   capital   appreciation   with  the
                               potential  for higher  current  income  than the average
                               stock fund

Investment Strategy            The  Huntington   Dividend   Capture  Fund  seeks  total
                               return  on  investment,   with  dividend  income  as  an
                               important component of that return.

                               To pursue its primary  goal,  the Fund  invests at least
                               65% of its  assets in  dividend-paying  stocks  that the
                               Adviser  believes are undervalued or  out-of-favor.  The
                               Adviser  intends  to invest in common  stock,  preferred
                               stock,  and  REIT's  (real  estate  investment   trusts)
                               which  pay  high  dividends.  The  Fund  may  invest  in
                               convertible  bonds and other types of hybrid  securities
                               (securities  that  contain  aspects  of both  stocks and
                               bonds).  As an  additional  income  source,  the Adviser
                               will  frequently  purchase  stocks  in  a  short  period
                               prior to the  ex-dividend  date  (the  interval  between
                               the   announcement   and  the   payments   of  the  next
                               dividend).

                               The  companies in which the Fund  invests are  generally
                               mature,    middle    and    large-capitalization    U.S.
                               corporations.   In-depth   fundamental   research  (both
                               quantitative   and   qualitative)   confirms  the  value
                               characteristics  of individual  stocks and evaluates the
                               company's  future  prospects.  Quantitative  analysis is
                               used  to   identify   stocks   that  they   believe  are
                               undervalued   relative   to  the   market   and  to  the
                               security's  historic   valuations.   Factors  considered
                               will  include   fundamental  factors  such  as  earnings
                               growth,  cash flow,  and credit  quality to identify the
                               best  companies.  The  Adviser  then uses a  qualitative
                               stock  selection  model based on  earnings  expectations
                               and supplemental  valuation  measures to narrow the list
                               of stocks to the most  attractive.  The Fund may,  under
                               varying market  conditions,  employ  various  strategies
                               which involve put and/or call option contracts.

                               The  Adviser  typically  begins to pare down a  position
                               when the stock has  declared an  ex-dividend  date or is
                               at a valuation  level that,  in the  Adviser's  opinion,
                               leaves  little  for  investor   gain.  The  Adviser  may
                               eliminate  a stock  from  the  Fund's  portfolio  if its
                               long-term fundamentals become unfavorable.

                               The Fund  actively  trades its  portfolio  securities in
                               an attempt to achieve its investment  objective.  Active
                               trading  will  cause  the  Fund  to  have  an  increased
                               portfolio  turnover  rate,  which is likely to  generate
                               shorter-term   gains   (losses) for  its   shareholders,
                               which  are  taxed  at a  higher  rate  than  longer-term
                               gains (losses).  Actively trading  portfolio  securities
                               increases  the  Fund's  trading  costs  and may  have an
                               adverse impact on the Fund's performance.

                               The  Fund  may,  from  time  to  time,   take  temporary
                               defensive  positions  that  are  inconsistent  with  the
                               Fund's  principal  investment  strategies  in attempting
                               to respond to adverse  market,  economic,  political  or
                               other  conditions.  In  these  and in other  cases,  the
                               Fund may not achieve its investment objective.

                               For a more  complete  description  of the  securities in
                               which  the  Fund  can  invest,  please  see  "Investment
                               Practices."

What are the main risks of     Loss of money is a risk of  investing  in the  Fund.  In
addition, your investment
investing in this Fund?        in the Fund may be  subject to the  following  principal
                               risks:

                                     Market  Risk:  The  possibility  that  the  Fund's
                                     stock  holdings  will decline in price  because of
                                     a  broad  stock  market  decline.   Stock  markets
                                     generally  move in cycles,  with periods of rising
                                     prices  followed  by periods  of  falling  prices.
                                     The  value  of  your   investment   will  tend  to
                                     increase   or   decrease   in  response  to  these
                                     movements.

                                     Investment  Style Risk: The  possibility  that the
                                     securities   on  which   this  Fund   focuses--the
                                     stocks of undervalued,  dividend-paying  companies
                                     -- will  underperform  other kinds of  investments
                                     or market averages.

                                     Basis   Risk:   Financial   instruments   such  as
                                     options or futures  contacts  derive  their  value
                                     from  an  underlying   asset  such  as  shares  in
                                     common   stock   and   price   volatility.    This
                                     relationship  between  derivative  instruments and
                                     underlying  securities  is  known  as  the  basis.
                                     Basis  risk  arises  when  derivative  instruments
                                     and  underlying  securities  do not  fluctuate  to
                                     the same  degree as expected  based on  historical
                                     trends or models.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."


Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                Trust
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*              0%

Annual Fund Operating Expenses                                  Trust
(expenses deducted from the Fund's assets)                     Shares
                                                               ------

Investment Advisory Fees                                           %
Distribution and/or Service (12b-1) Fees                           %
Other Expenses                                                     %
Total Annual Fund Operating Expenses                               %

*      Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 Year             3 Years
                                          ------             -------

Trust Shares                                   $                 $

Fund Summary, Investment Strategy and Risks

                              International Equity Fund

Fund Summary

Investment Goal                To seek total return on its assets

Investment Focus               Equity securities of companies based outside the U.S.

Principal Investment Strategy  Attempts  to identify  equity  securities  of  companies based  outside  the U.S.  with the  best  potential  for
                               superior long-term investment returns

Share Price Volatility         High

Investor Profile               Investors who want total  return,  are willing to accept
                               the increased risks of  international  investing for the
                               possibility  of higher  returns,  and want exposure to a
                               diversified portfolio of international stocks

Investment Strategy            The  Fund's  investment  objective  is to obtain a total
                               return on its  assets.  The  Fund's  total  return  will
                               consist  of two  components:  (1)  changes in the market
                               value of its  portfolio  securities  (both  realized and
                               unrealized  appreciation);  and (2) income received from
                               its   portfolio   securities.   The  Fund  expects  that
                               changes  in  market  value  will  comprise  the  largest
                               component  of  its  total  return.  While  there  is  no
                               assurance  that the Fund  will  achieve  its  investment
                               objective,  it  endeavors  to  do so  by  following  the
                               strategies  and policies  described in this  prospectus.
                               This  investment  objective may be changed by the Fund's
                               Trustees without shareholder approval.

                              The Fund  pursues its  investment  objective by investing
                              at least 80% of its assets in equity  securities,  65% of
                              which will be invested  in  companies  based  outside the
                              U.S.  The  Adviser  manages  the  Fund  based on the view
                              that  international  equity  markets are  inefficient  at
                              pricing  securities and that careful  security  selection
                              offers  the  best   potential   for  superior   long-term
                              investment  returns.   The  Adviser  uses  a  "bottom-up"
                              approach to stock  selection  and  selection  of industry
                              and country  are  secondary  considerations.  The Adviser
                              attempts    to    purchase    securities    with    value
                              characteristics,  consistent  with an overall  assessment
                              of the  economic  environment  in  which  the  underlying
                              company operates.

                               The  Adviser  ranks the  relative  valuation  and recent
                               price  performance  of  a  universe  of  companies.  The
                               Adviser  then  evaluates  the most  attractively  valued
                               portion of this  universe  using such  factors as the as
                               the  company's   price-to-earnings   ratio,   enterprise
                               value,   organic  growth  rates  versus  growth  through
                               acquisition,  product niche and management quality.  The
                               Adviser   also   reviews   the    company's    financial
                               statements  and  forecasts  of  earnings.  Based on this
                               information,  the Adviser  evaluates the  sustainability
                               of the  company's  current  growth  trends and potential
                               catalysts   for  increased   valuation,   based  on  the
                               company's   potential  to  add  economic  value  to  the
                               enterprise.


                               The  Adviser   frequently   identifies   benchmarks  for
                               certain securities such as  price-to-earnings  ratios or
                               stock prices.  Once those  benchmarks are achieved,  the
                               Adviser  will often  consider  selling  all or a portion
                               of the  Fund's  holdings  to  lock in  profit.  Holdings
                               will  also  be sold  if  they  fail to meet  performance
                               expectations  or  better  investment  opportunities  are
                               identified.
     With respect to the Fund's investments in developed markets,  companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher  profit  margins.  The Fund will not invest more than 20% of its assets in  companies  located in emerging  markets.  In  selecting  emerging markets countries in which to invest, the Adviser reviews the country's economic outlook,  its  interest  and  inflation  rates,  and the  political  and foreign exchange  risk of investing in a particular  country.  The Adviser then analyzes companies located in particular emerging market countries.

                               The  Fund may  temporarily  depart  from  its  principal
                               investment  strategies  by investing its assets in cash,
                               cash  items,  and  shorter-term,   higher  quality  debt
                               securities  and similar  obligations.  It may do this to
                               minimize  potential  losses and  maintain  liquidity  to
                               meet  shareholder   redemptions  during  adverse  market
                               conditions.  This may cause the Fund to give up  greater
                               investment   returns   to   maintain   the   safety   of
                               principal,  that is, the  original  amount  invested  by
                               shareholders.

                               For a more  complete  description  of the  securities in
                               which  the  Fund  can  invest,  please  see  "Investment
                               Practices."

What are the main risks of     Loss of money is a risk of  investing  in the  Fund.  In
addition, your investment
investing in this Fund?        in the Fund may be  subject to the  following  principal
                               risks:

                                     Market  Risk:  The  possibility  that  the  Fund's
                                     stock  holdings may decline in price  because of a
                                     broad  stock  market  decline.  Markets  generally
                                     move in  cycles,  with  periods  of rising  prices
                                     followed by periods of falling  prices.  The value
                                     of  your  investment  will  tend  to  increase  or
                                     decrease in response to these movements.

                                     Investment  Style Risk: The  possibility  that the
                                     securities   on  which   this  Fund   focuses--the
                                     stocks  of  foreign  companies--may   underperform
                                     other  kinds of  investments  or the  market  as a
                                     whole.


                                     Currency  Risks:  Exchange  rates  for  currencies
                                     fluctuate daily.  Foreign  securities are normally
                                     denominated and traded in foreign  currencies.  As
                                     a  result,   the  value  of  the  Fund's   foreign
                                     investments  and the  value of its  Shares  may be
                                     affected  favorably or  unfavorably  by changes in
                                     currency  exchange  rates  relative  to  the  U.S.
                                     dollar.  The  combination  of  currency  risk  and
                                     market  risks tends to make  securities  traded in
                                     foreign  markets  more  volatile  than  securities
                                     traded exclusively in the U.S.  Additionally,  the
                                     Fund makes  significant  investments in securities
                                     denominated in the Euro,  the new single  currency
                                     of the European  Monetary Union (EMU).  Therefore,
                                     the  exchange  rate  between the Euro and the U.S.
                                     dollar  will  have  a  significant  impact  on the
                                     value of the Fund's investments.

                                     Foreign  Securities  Risk:  Investing  in  foreign
                                     markets  involves  greater risk than  investing in
                                     the  United  States.  Foreign  securities  may  be
                                     affected  by  such  factors  as   fluctuations  in
                                     currency    exchange    rates,    incomplete    or
                                     inaccurate  financial  information  on  companies,
                                     social  upheavals  and political  actions  ranging
                                     from tax code  changes to  governmental  collapse.
                                     Emerging  market   securities  may  be  even  more
                                     susceptible to these risks.

                                     Custodial  Services and Related  Investment Costs:
                                     Custodial  services  and other  costs  relating to
                                     investment  in  international  securities  markets
                                     are  generally  more  expensive  than in the  U.S.
                                     Such  markets  have   settlement   and   clearance
                                     procedures  that  differ from those in the U.S. In
                                     certain   markets   there  have  been  times  when
                                     settlements  have  been  unable  to keep pace with
                                     the volume of securities  transactions,  making it
                                     difficult  to  conduct  such   transactions.   The
                                     inability   of   the   Fund   to   make   intended
                                     securities  purchases due to  settlement  problems
                                     could   cause   the   Fund  to   miss   attractive
                                     investment   opportunities.   The   inability   to
                                     dispose  of  a   portfolio   security   caused  by
                                     settlement   problems   could  result   either  in
                                     losses  to the  Fund due to a  subsequent  decline
                                     in  value  of  the  portfolio  security  or  could
                                     result  in  possible  liability  to the  Fund.  In
                                     addition,   security   settlement   and  clearance
                                     procedures  in  some  emerging  countries  may not
                                     fully  protect the Fund  against  loss or theft of
                                     its assets.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."

Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                   Trust
(fees paid directly from your investment)                         Shares
                                                                  ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                 0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*                0%

Annual Fund Operating Expenses                                     Trust
(expenses deducted from the Fund's assets)                        Shares
                                                                  ------

Investment Advisory Fees                                             %
Distribution and/or Service (12b-1) Fees                             %
Other Expenses                                                       %
Total Annual Fund Operating Expenses                                 %

*      Does not include any wire transfer fees, if applicable.

Example:  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 Year      3 Years     5 Years    10 Years
                   ------      -------     -------    --------

Trust Shares       $            $           $           $
       $                                                   $

Fund Summary, Investment Strategy and Risks

                                Mid Corp America Fund

Fund Summary

Investment Goal                     To   seek   long-term   capital   appreciation   by
                              investing  primarily  in equity  securities  of companies
                              that are either  included  in the  Russell  3000 Index or
                              have  market  capitalizations  within  the  range of such
                              included companies

Investment Focus               Common stocks

Principal Investment Strategy  Attempts to identify  companies with outstanding  growth characteristics

Share Price Volatility         Moderate to high

Investor Profile               Long-term investors seeking capital appreciation

Investment Strategy                 The   Huntington   Mid  Corp   America  Fund  seeks
                              long-term capital  appreciation by investing primarily in
                              a  diversified  portfolio  of  securities  consisting  of
                              common  stocks and  securities  convertible  into  common
                              stocks  such  as   convertible   bonds  and   convertible
                              preferred  stocks.  To pursue this goal, the Fund invests
                              primarily  in common  stocks  of  companies  with  market
                              capitalizations  at the time of  purchase in the range of
                              companies  in the  Russell  3000  Index.  The  Fund  will
                              mainly   focus  on  the  2000   companies   with   market
                              capitalization  in the middle of the  Russell  3000 Index
                              and will  normally not invest in the 500  companies  with
                              the  smallest  market  capitalization  or  500  companies
                              with  the  largest  market  capitalization.  The  Russell
                              3000 Index  represents  the top 3,000 NASDAQ,  NYSE,  and
                              AMEX U.S.  domiciled  stocks  as  ranked by their  market
                              capitalization.  As of June 30,  2001,  the Russell  3000
                              Index  statistics  were as follows:  the  average  market
                              capitalization  was  approximately  $4.6 billion  and the
                              median   market    capitalization    was    approximately
                              $732 million.    The   index    had   a   total    market
                              capitalization  range of  approximately  $487  billion to
                              $147 million.

                               In   managing   the  Fund's   portfolio,   the   Adviser
                               emphasizes  both  growth and value in seeking  small cap
                               to  mid  cap   companies   with   above-average   growth
                               potential or with  temporarily  depressed  prices.  As a
                               result,  the  Fund  will  invest  in  a  blend  of  both
                               "growth"  and  "value"   stocks.   Factors  the  Adviser
                               typically considers is selecting  individual  securities
                               include  fundamental  analysis,   valuation  techniques,
                               and  technical  analysis.   Fundamental   analysis  will
                               focus on qualitative  aspects of the company's  product,
                               management,   and   competitive   strategy.    Valuation
                               techniques  include   quantitative   screens  to  review
                               historical  earnings,  revenue, and cash flow. Technical
                               analysis  will be  deployed  as it relates to the timing
                               of  trading  the   securities.   This  process  will  be
                               utilized to identify  the most  attractive  companies in
                               each  industry and to evaluate  the growth  potential of
                               these  companies.  On  an  ongoing  basis,  the  Adviser
                               monitors  the Fund's  existing  positions  to  determine
                               benefits of retaining a particular security.

                               The Adviser will apply a top down  strategy,  industries
                               weighted  relative  to  the  benchmark  and  the  market
                               outlook.   Portfolio   optimization   programs  will  be
                               deployed to enhance risk return potential.

                               The Fund may  employ  option  strategies  which  utilize
                               puts and/or  calls  although  these  strategies  are not
                               the  primary  means by which  the  Adviser  seeks to add
                               value.

                               The Fund  actively  trades its  portfolio  securities in
                               an attempt to achieve its investment  objective.  Active
                               trading  will  cause  the  Fund  to  have  an  increased
                               portfolio  turnover  rate,  which is likely to  generate
                               shorter-term   gains   (losses) for  its   shareholders,
                               which  are  taxed  at a  higher  rate  than  longer-term
                               gains (losses).  Actively trading  portfolio  securities
                               increases  the  Fund's  trading  costs  and may  have an
                               adverse impact on the Fund's performance.

                               The  Fund  may,  from  time  to  time,   take  temporary
                               defensive  positions  that  are  inconsistent  with  the
                               Fund's  principal  investment  strategies  in attempting
                               to respond to adverse  market,  economic,  political  or
                               other  conditions.  In  these  and in other  cases,  the
                               Fund may not achieve its investment objective.

                               The  Fund  may  also  invest  in  certain  other  equity
                               securities in addition to those described  above.  For a
                               more complete  description of the various  securities in
                               which the Fund may  invest,  please  see the  Additional
                               Investment Strategies and Risks or consult the SAI.

                               For a more  complete  description  of the  securities in
                               which  the  Fund  can  invest,  please  see  "Investment
                               Practices."

What are the main risks of     Loss of money is a risk of  investing  in the  Fund.  In
addition, your investment
investing in this Fund?        in the Fund may be  subject to the  following  principal
                               risks:

                                     Market  Risk:  The  possibility  that  the  Fund's
                                     stock  holdings may decline in price  because of a
                                     broad  stock  market  decline.  Markets  generally
                                     move in  cycles,  with  periods  of rising  prices
                                     followed by periods of falling  prices.  The value
                                     of  your  investment  will  tend  to  increase  or
                                     decrease in response to these movements.

                                     Investment  Style Risk: The  possibility  that the
                                     market  segment on which this Fund  focuses--value
                                     and growth  stocks of  primarily  small to mid cap
                                     companies--will   underperform   other   kinds  of
                                     investments or market averages.

                                     Small/Mid  Cap Stock Risk:  To the extent that the
                                     Fund  invests in small cap and mid cap stocks,  it
                                     takes on additional  risks.  Small cap and mid cap
                                     stocks  tend to be less  liquid and more  volatile
                                     than large cap stocks.  Smaller  companies tend to
                                     depend  heavily  on  new  products  and/or  a  few
                                     products   or   services   and  often   have  less
                                     experienced management.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."


Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                Trust
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                               0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*              0%

Annual Fund Operating Expenses                                  Trust
(expenses deducted from the Fund's assets)                     Shares
                                                               ------

Investment Advisory Fees                                           %
Distribution and/or Service (12b-1) Fees                           %
Other Expenses                                                     %
Total Annual Fund Operating Expenses                               %

*      Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 Year       3 Years

       Trust Shares                         $             $

Fund Summary, Investment Strategy and Risks

                                  New Economy Fund

Fund Summary

Investment Goal                To seek capital  appreciation by investing  primarily in
                               equity  securities  of companies  engaged in  developing
                               products,    processes,   or   services   that   provide
                               technological or scientific advances and efficiencies

Investment Focus               Common stocks of technology and scientific companies

Principal Investment Strategy  Long-term capital appreciation

Share Price Volatility         High

Investor Profile               Long-term investors seeking capital appreciation

Investment Strategy            The   Huntington   New   Economy   Fund  seeks   capital
                               appreciation  by investing  primarily  in a  diversified
                               portfolio  of  securities  consisting  of common  stocks
                               and  securities  convertible  into common stocks such as
                               convertible bonds and convertible preferred stocks.

                               Under  normal  market  conditions,  the Fund  invests at
                               least 65% of total  assets in the equity  securities  of
                               U.S. and, to a lesser  extent,  foreign  technology  and
                               scientific companies.

                               "New    economy"    companies   are   those   that   are
                               substantially    engaged   in    developing    products,
                               processes,  or services  that provide  technological  or
                               scientific  advances.  Those  companies may be in any of
                               a variety  of  industries,  such as  computer  hardware,
                               software,    electronic    components    and    systems,
                               telecommunications,    Internet,    media    information
                               services   companies,   biotechnology,   robotics,   and
                               energy  replacement.  They also may include companies in
                               more  traditional  industries,  such as certain consumer
                               products   retailers,   that   have   extensively   used
                               technological  or scientific  advances to develop new or
                               to  improve  products  or  processes  and make them more
                               efficient.

                               The  Fund   generally   takes  a  growth   approach   to
                               selecting  stocks,  looking  for  companies  that appear
                               poised to grow because of new  products,  technology  or
                               management,  as well as new  companies  that  are in the
                               developmental   stage.   Factors  in  identifying  these
                               companies   may  include  the  quality  of   management,
                               financial  strength,   a  strong  position  relative  to
                               competitors  and a stock price that  appears  reasonable
                               relative  to its  expected  growth  rate.  The  Fund may
                               invest in companies of any size,  including small,  high
                               growth   companies.   The  Fund   also  may   invest  in
                               companies  whose  shares are  being,  or  recently  have
                               been, offered to the public for the first time.

                               The  Fund  reserves  the  right to  invest  up to 35% of
                               total  assets in other  securities,  such as,  corporate
                               bonds and government securities.

                               The Fund  actively  trades its  portfolio  securities in
                               an attempt to achieve its investment  objective.  Active
                               trading  will  cause  the  Fund  to  have  an  increased
                               portfolio  turnover  rate,  which is likely to  generate
                               shorter-term   gains  (losses)  for  its   shareholders,
                               which  are  taxed  at a  higher  rate  than  longer-term
                               gains (losses).  Actively trading  portfolio  securities
                               increases  the  Fund's  trading  costs  and may  have an
                               adverse impact on the Fund's performance.

                               The  Fund  may,  from  time  to  time,   take  temporary
                               defensive  positions  that  are  inconsistent  with  the
                               Fund's  principal  investment  strategies  in attempting
                               to respond to adverse  market,  economic,  political  or
                               other  conditions.  In  these  and in other  cases,  the
                               Fund may not achieve its investment objective.

                               For a more  complete  description  of the  securities in
                               which  the  Fund  can  invest,  please  see  "Investment
                               Practices."

What are the main risks of     Loss of money is a risk of  investing  in the  Fund.  In
addition, your investment
investing in this Fund?        in the Fund may be  subject to the  following  principal
                               risks:

                                     Market  Risk:  The  possibility  that  the  Fund's
                                     stock  holdings  will decline in price  because of
                                     a  broad  stock  market  decline.   Stock  markets
                                     generally  move in cycles,  with periods of rising
                                     prices  followed  by periods  of  falling  prices.
                                     The  value  of  your   investment   will  tend  to
                                     increase   or   decrease   in  response  to  these
                                     movements.

                                     Investment  Style Risk: The  possibility  that the
                                     securities   on  which   this  Fund   focuses--the
                                     stocks  of  companies  focusing  on  technological
                                     and  scientific  advancements--will   underperform
                                     other  kinds of  investments  or market  averages.
                                     The  securities  in which the Fund  invests may be
                                     more   vulnerable   than   most   stocks   to  the
                                     obsolescence  of  existing   technology,   expired
                                     patents,     short    product    cycles,     price
                                     competition,  market  saturation  and  new  market
                                     entrants  and may  fluctuate  in price more widely
                                     and  rapidly  than the  market  as a whole.  These
                                     securities   may   underperform   other  types  of
                                     stocks or be  difficult  to sell when the  economy
                                     is not robust,  during market  downturns,  or when
                                     technology or scientific stocks are out of favor.

                                     Growth  Stock  Risk:  The  price  of  most  growth
                                     stocks  are  based on  future  expectations.  As a
                                     result,  those  stocks  tend to be more  sensitive
                                     than value stocks to negative  earnings  surprises
                                     and  changes  in  internal  growth  rates.  Growth
                                     stocks  in  particular  may  underperform   during
                                     periods when the market favors value stocks.

                                     Mid/Small  Cap Stock Risk:  To the extent that the
                                     Fund  invests in small cap and mid cap stocks,  it
                                     takes on additional  risks.  Small cap and mid cap
                                     stocks  tend to be less  liquid and more  volatile
                                     than large cap stocks.  Smaller  companies tend to
                                     depend  heavily  on  new  products  and/or  a  few
                                     products   or   services   and  often   have  less
                                     experienced management.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."


Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                Trust
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                              0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                             0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*             0%

Annual Fund Operating Expenses                                  Trust
(expenses deducted from the Fund's assets)                     Shares
                                                               ------

Investment Advisory Fees                                          %
Distribution and/or Service (12b-1) Fees                          %
Other Expenses                                                    %
Total Annual Fund Operating Expenses                              %

*      Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                        1 Year           3 Years
                                                        ------           -------

       Trust Shares                                        $                 $

Fund Summary, Investment Strategy and Risks

                              Mortgage Securities Fund

Fund Summary

Investment Goal               To seek to achieve current income

Investment Focus              Mortgage-related securities, including REITs

Principal Investment Strategy Invests in mortgage-related securities, including REITs

Share Price Volatility        Moderate

Investor Profile              Investors  willing  to  accept  the  risk  of a  moderate
                              amount of  fluctuation  in the value of their  investment
                              for the benefit of a higher total return potential

Investment Strategy           The  Huntington   Mortgage   Securities   Fund  seeks  to
                              achieve current income.

                              The Adviser  invests  substantially  all of the assets of
                              the   Mortgage   Securities   Fund  in   mortgage-related
                              securities,  including  mortgage  Real Estate  Investment
                              Trusts  ("REITs").  The  Adviser  especially  focuses  on
                              securities  which it  expects to be less  susceptible  to
                              prepayment  of  principal.   The  Adviser   endeavors  to
                              maintain a  dollar-weighted  average  portfolio  life for
                              the Fund of  between  three and ten  years.  The Fund may
                              also  invest up to 20% of its  assets  in  equity  REITs.
                              The Fund will  indirectly  bear its  proportionate  share
                              of expenses  incurred by REITs in which the Fund  invests
                              in  addition  to the  expenses  incurred  directly by the
                              Fund.

                              In  making  its   investment   decisions,   the   Adviser
                              considers  various  economic  factors,   Federal  Reserve
                              policy,   interest   rate  trends  and  spreads   between
                              different types of fixed income  securities.  In managing
                              the  portfolio,  the  Adviser  monitors  the Fund's  cash
                              flow,  maturities  and  interest  payments  and  tracks a
                              variety of other portfolio security statistics.

                              Mortgage-related  securities  are  securities,  including
                              derivative  mortgage  securities  such as  collateralized
                              mortgage  obligations  (CMOs),  whose income is generated
                              by  payments  of  principal  and  interest  on  pools  of
                              mortgage loans and mortgage REITs.

                              REITs  are  pooled   investment   vehicles  which  invest
                              primarily  in  income   producing  real  estate  or  real
                              estate  related  loans or interest.  REITs are  generally
                              classified   as  equity  REITs,   mortgage   REITs  or  a
                              combination  of equity and mortgage  REITs.  Equity REITs
                              invest the  majority  of their  assets  directly  in real
                              property   and   derive   income   primarily   from   the
                              collection  of  rents.  Equity  REITs  can  also  realize
                              capital gains by selling  property  that has  appreciated
                              in value.  Mortgage  REITs  invest the  majority of their
                              assets in real estate  mortgages  and derive  income from
                              the   collection   of  interest   payments.   Similar  to
                              investment  companies,  REITs  are not  taxed  on  income
                              distributed  to  shareholders  provided  they comply with
                              several  requirements  of the Internal  Revenue Code (the
                              Code).

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              ""Additional   Investment   Strategies"  and  "Investment
                              Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in
investing in this Fund?       the  Fund  may  be  subject  to the  following  principal
                              risks:

                                     Interest  Rate  Risk:  The  possibility  that  the
                                     value of the Fund's  investments  will decline due
                                     to an  increase  in  interest  rates  or that  the
                                     Fund's  yield will  decrease  due to a decrease in
                                     interest rates.

                                     Credit Risk:  The  possibility  that a bond issuer
                                     cannot  make   timely   interest   and   principal
                                     payments on its bonds.  The lower a bond's rating,
                                     the greater its credit risk.

                                     Prepayment/Call  Risk: If a significant  number of
                                     the mortgages  underlying a  mortgage-backed  bond
                                     are  refinanced,  the bond may be "prepaid."  Call
                                     risk is the  possibility  that,  during periods of
                                     declining  interest  rates,  a  bond  issuer  will
                                     "call"--or   repay--higher-yielding  bonds  before
                                     their  stated   maturity   date.  In  both  cases,
                                     investors  receive  their  principal  back and are
                                     typically  forced to reinvest it in bonds that pay
                                     lower interest rates, thus reducing income.  Rapid
                                     changes  in  prepayment  and call  rates can cause
                                     bond prices and yields to be volatile.

                                     Extension    Risk:   As   interest   rates   rise,
                                     mortgage-related  securities tend to mature later,
                                     thus    effectively    converting     shorter-term
                                     securities    into   more    volatile    long-term
                                     securities.  This will also  affect the  Adviser's
                                     ability to manage the average life of the Fund.

                                     Real Estate/REIT  Risk: The Fund's  investments in
                                     REITs  are  subject  to the same  risks as  direct
                                     investments  in real  estate.  Real estate  values
                                     rise  and  fall  in  response  to  many   factors,
                                     including  local,  regional and national  economic
                                     conditions,  the demand for rental  property,  and
                                     interest  rates.  In  addition,   REITs  may  have
                                     limited  financial   resources,   may  trade  less
                                     frequently  and in limited  volume and may be more
                                     volatile than other securities.

                                     Prepayment/Call  Risk and Extension  Risk are more
                                     pronounced  with  respect to  derivative  mortgage
                                     securities  and can result in  reduced  liquidity.
                                     The principal  derivative  mortgage  securities in
                                     which   the  Fund   invests   are   collateralized
                                     mortgage obligations (CMOs).

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering its  performance) and increase the amount
                                     of taxes that you pay.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)







Best Quarter   %
Worst Quarter  %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/2001, to those of the Lehman Brothers Mortgage-Backed Securities Index.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)
                                                                    Since Class
                                                 1 Year   5 Years    Inception

Mortgage Securities Fund--Trust Shares               %         %          %*
Lehman Brothers Mortgage-Backed Securities Index(1)  %         %          %+

(1)  The  unmanaged   Lehman   Brothers   Mortgage-Backed   Index  is  generally
     representative of the mortgage- backed securities market as a whole.

*  Since 6/2/92.
+  Since 6/30/92.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                               Trust
(fees paid directly from your investment)                     Shares
                                                              ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                             0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**            0%

Annual Fund Operating Expenses                                 Trust
(expenses deductions from the Fund's assets)***               Shares
                                                              ------

Investment Advisory Fees                                          %
Distribution and/or Service (12b-1) Fees                          %
Other Expenses                                                    %
Total Annual Fund Operating Expenses***                           %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**     Does not include any wire transfer fees, if applicable.
***    Expense information has been restated to reflect current fees.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 Year      3 Years   5 Years    10 Years
                            ------      -------   -------    --------

       Trust Shares               $         $         $          $

Fund Summary, Investment Strategy and Risks

                                 Ohio Tax-Free Fund

Fund Summary

Investment Goal               To seek to provide  current  income  exempt from  federal
                              income tax and Ohio personal income taxes

Investment Focus              Ohio municipal securities

Principal Investment Strategy       Invests   primarily   in   investment-grade    Ohio
                              municipal securities

Share Price Volatility        Low to Moderate

Investor Profile              Ohio  residents  seeking  income  exempt from federal and
                              state income taxes

Investment Strategy           The  Huntington  Ohio  Tax-Free  Fund  seeks  to  provide
                              current  income  exempt from federal  income tax and Ohio
                              personal income taxes.

                              The Adviser  invests  substantially  all of the assets of
                              the Ohio  Tax-Free  Fund in Ohio  tax-exempt  securities.
                              The  securities  selected by the Adviser  are:  (i) rated
                              in  one  of  the  top  four  categories  by a  Nationally
                              Recognized  Statistical Rating Organization;  or (ii) not
                              rated,  but  deemed by the  Adviser  to be of  comparable
                              quality.   In  addition,   these   securities  will  have
                              remaining  maturities  of no more than  15 years  and the
                              Fund's  anticipated   dollar-weighted   average  maturity
                              will be between  four and ten  years.  The  Adviser  also
                              establishes   a  desired   yield  level  for  new  issues
                              relative to U.S. Treasury securities.

                              In  managing  the  portfolio,  the  Adviser  attempts  to
                              diversify  the  Fund's  holdings  within  Ohio as much as
                              possible. In selecting  securities,  the Adviser monitors
                              economic  activity  and  interest  rate  trends,  reviews
                              financial  information  relating to each issuer and looks
                              for attractively priced issues.

                              For temporary defensive or liquidity  purposes,  the Fund
                              may  invest  in  securities  the  interest  on  which  is
                              subject to federal  income  tax or Ohio  personal  income
                              taxes.

                              Ohio  tax-exempt  securities are debt  obligations  which
                              (i) are  issued  by or on  behalf of the state of Ohio or
                              its respective authorities,  agencies,  instrumentalities
                              and political  subdivisions,  and  (ii) produce  interest
                              which,  in the  opinion  of bond  counsel  at the time of
                              issuance,  is exempt  from  federal  income  tax and Ohio
                              personal income taxes.

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              "Additional   Investment   Strategies"   and  "Investment
                              Practices."


What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in
investing in this Fund?       the  Fund  may  be  subject  to the  following  principal
                              risks:

                                    State   Specific   Risk:   By   concentrating   its
                                    investments   in   Ohio,   the  Fund  may  be  more
                                    vulnerable  to  unfavorable  developments  in  that
                                    state  than  funds  that  are  more  geographically
                                    diversified.   The   economy  of  Ohio  is  largely
                                    concentrated  in  agriculture,  motor  vehicles and
                                    equipment,  steel,  rubber  products and  household
                                    appliances,   and   therefore   tends  to  be  more
                                    cyclical  than some other  states and the nation as
                                    a whole.

                                    Diversification  Risk: As a  non-diversified  fund,
                                    the Fund may  invest a  greater  percentage  of its
                                    assets in the  securities  of a single  issuer than
                                    do other mutual funds,  therefore Fund  performance
                                    can be  significantly  affected by the  performance
                                    of one or a small number of issuers.

                                    For more  information  about the Fund's  investment
strategies  and a more  complete  description  of the  securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

                                    Interest-Rate   Risk:  The  possibility   that  the
                                    value of the Fund's  investments  will  decline due
                                    to an  increase  in  interest  rates  or  that  the
                                    Fund's  yield will  decrease  due to a decrease  in
                                    interest rates.

                                    Credit  Risk:  The  possibility  that a bond issuer
                                    cannot   make   timely   interest   and   principal
                                    payments on its bonds.  The lower a bond's  rating,
                                    the greater its credit risk.

                                    Prepayment/Call  Risk: If a  significant  number of
                                    the  mortgages  underlying a  mortgage-backed  bond
                                    are  refinanced,  the bond may be  "prepaid."  Call
                                    risk is the  possibility  that,  during  periods of
                                    declining   interest  rates,  a  bond  issuer  will
                                    "call"--or   repay--higher-yielding   bonds  before
                                    their  stated   maturity   date.   In  both  cases,
                                    investors  receive  their  principal  back  and are
                                    typically  forced to  reinvest it in bonds that pay
                                    lower interest rates,  thus reducing income.  Rapid
                                    changes  in  prepayment  and call  rates  can cause
                                    bond prices and yields to be volatile.

                                    The  Fund  may  trade  securities  actively,  which
                                    could  increase  its  transaction   costs  (thereby
                                    lowering its  performance)  and increase the amount
                                    of taxes that you pay.

                                    For more  information  about  these  risks,  please
                                    see "Glossary of Investment Risks."


Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)





Best Quarter     %
Worst Quarter    %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/2001, to those of the Lehman Brothers 5-Year General Obligations Index.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)

                                                                           Since Class
                                                1 Year  5 Years  10 Years   Inception
                                                ------  -------  --------   ---------

Ohio Tax-Free Fund--Trust Shares                    %         %        %        %*
Lehman Brothers 5-Year General Obligations Index(1)%          %        %        %+

(1) The unmanaged Lehman Brothers 5-Year General Obligations Index comprises intermediate-term, investment grade bonds with maturities between 4 and 6 years.

*  Since 10/18/88.
+  Since 10/31/88.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                               Trust
(fees paid directly from your investment)                     Shares
                                                              ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                            0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                            0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**           0%

Annual Fund Operating Expenses                                 Trust
(expenses deducted from the Fund's assets)                    Shares
                                                              ------

Investment Advisory Fees                                         %
Distribution and/or Service (12b-1) Fees                         %
Other Expenses                                                   %
Total Annual Fund Operating Expenses                             %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**  Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 Year     3 Years   5 Years   10 Years
                           ------     -------   -------   --------

       Trust Shares            $          $         $         $

Fund Summary, Investment Strategy and Risks

                               Michigan Tax-Free Fund
Fund Summary

Investment Goal               To seek to provide  investors  with current income exempt
                              from both federal and Michigan personal income taxes

Investment Focus              Michigan municipal securities

Principal Investment Strategy Invests    primarily   in    investment-grade    Michigan
municipal securities

Share Price Volatility        Low to Moderate

Investor Profile              Michigan  residents  seeking  income  exempt from federal
                              and state income taxes

Investment Strategy           The  Huntington  Michigan  Tax-Free Fund seeks to provide
                              investors  with current  income  exempt from both federal
                              and Michigan personal income taxes.

                              At least 80% of the Fund's  annual  interest  income will
                              be  exempt  from  federal   income  tax,   including  the
                              alternative  minimum tax. The securities  selected by the
                              Adviser for  investment  will have  remaining  maturities
                              of no more than  15 years.  The Adviser also  establishes
                              a desired  yield  level for new issues  relative  to U.S.
                              Treasury securities.

                              In  managing  the  portfolio,  the  Adviser  attempts  to
                              diversify  the Fund's  holdings  within  Michigan as much
                              as  possible.  In  selecting   securities,   the  Adviser
                              monitors  economic  activity  and  interest  rate trends,
                              reviews  financial  information  relating  to each issuer
                              and looks for attractively priced issues.

                              For temporary defensive or liquidity  purposes,  the Fund
                              may  invest  in  securities  the  interest  on  which  is
                              subject  to  federal  income  tax  or  Michigan  personal
                              income taxes.

                              Michigan  tax-exempt   securities  are  debt  obligations
                              which  (i) are  issued  by or on  behalf  of the state of
                              Michigan  or  its   respective   authorities,   agencies,
                              instrumentalities   and   political   subdivisions,   and
                              (ii) produce  interest  which,  in the  opinion  of  bond
                              counsel at the time of  issuance,  is exempt from federal
                              income tax and Michigan personal income taxes.

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              "Additional   Investment   Strategies"   and  "Investment
                              Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in
investing in this Fund?       the  Fund  may  be  subject  to the  following  principal
                              risks:

                                     State   Specific   Risk:  By   concentrating   its
                                     investments  in  Michigan,  the  Fund  may be more
                                     vulnerable  to  unfavorable  developments  in that
                                     state  than  funds  that are  more  geographically
                                     diversified.    The   economy   of   Michigan   is
                                     principally    dependent   upon   three   sectors:
                                     manufacturing    (particularly    durable   goods,
                                     automotive   products   and   office   equipment),
                                     tourism and agriculture.  It, therefore,  tends to
                                     be more  cyclical  than some other  states and the
                                     nation as a whole.

                                     Diversification  Risk: As a non-diversified  fund,
                                     the Fund may  invest a greater  percentage  of its
                                     assets in the  securities  of a single issuer than
                                     do other mutual funds,  therefore Fund performance
                                     can be  significantly  affected by the performance
                                     of one or a small number of issuers.

                                     Interest  Rate  Risk:  The  possibility  that  the
                                     value of the Fund's  investments  will decline due
                                     to an  increase  in  interest  rates  or that  the
                                     Fund's  yield will  decrease  due to a decrease in
                                     interest rates.

                                     Credit Risk:  The  possibility  that a bond issuer
                                     cannot  make   timely   interest   and   principal
                                     payments on its bonds.  The lower a bond's rating,
                                     the greater its credit risk.

                                     Prepayment/Call  Risk: If a significant  number of
                                     the mortgages  underlying a  mortgage-backed  bond
                                     are  refinanced,  the bond may be "prepaid."  Call
                                     risk is the  possibility  that,  during periods of
                                     declining  interest  rates,  a  bond  issuer  will
                                     "call"--or   repay--higher-yielding  bonds  before
                                     their  stated   maturity   date.  In  both  cases,
                                     investors  receive  their  principal  back and are
                                     typically  forced to reinvest it in bonds that pay
                                     lower interest rates, thus reducing income.  Rapid
                                     changes  in  prepayment  and call  rates can cause
                                     bond prices and yields to be volatile.

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering its  performance) and increase the amount
                                     of taxes that you pay.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)




Best Quarter     %
Worst Quarter    %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/2001, to those of the Lehman Brothers 5-Year Municipal Bond Index.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)

                                                                        Since Class
                                                  1 Year       5 Years   Inception

Michigan Tax-Free Fund(1)--Trust Shares                %            %          %*
Lehman Brothers 5-Year Municipal Bond Index(2)         %            %          %+

(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.

(2)  The unmanaged  Lehman Brothers 5-Year  Municipal Bond Index is comprised of
     intermediate-term,   investment  grade  tax-exempt  bonds  with  maturities
     between 4 and 6 years.

*      Since 12/2/91.
+      Since 12/31/91.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                  Trust
(fees paid directly from your investment)                        Shares
                                                                 ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**               0%

Annual Fund Operating Expenses                                    Trust
(expenses deducted from the Fund's assets)                       Shares
                                                                 ------

Investment Advisory Fees                                             %
Distribution and/or Service (12b-1) Fees                             %
Other Expenses                                                       %
Total Annual Fund Operating Expenses                                 %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**   Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 Year     3 Years    5 Years   10 Years
                                  ------     -------    -------   --------

       Trust Shares                  $           $          $           $

Fund Summary, Investment Strategy and Risks

                            Fixed Income Securities Fund

Fund Summary

Investment Goal               To  seek  to  achieve   high   current   income   through
                              investment in fixed income  securities  where the average
                              maturity of the Fund will not exceed 10 years

Investment Focus              U.S. Government  obligations,  corporate debt securities,
                              mortgage backed securities

Principal Investment Strategy Focuses  on  investment-grade   fixed  income  securities
                              that produce a high level of income

Share Price Volatility        Moderate

Investor Profile              Investors  willing  to  accept  the  risk  of a  moderate
                              amount of  fluctuation  in the value of their  investment
                              for the benefit of a higher total return potential

Investment Strategy           The  Huntington  Fixed  Income  Securities  Fund seeks to
                              achieve high current income  through  investment in fixed
                              income  securities  where  the  average  maturity  of the
                              Fund will not exceed 10 years.

                              The  Adviser  principally  invests  in a  combination  of
                              corporate  debt,  such as bonds,  notes  and  debentures,
                              and   obligations   issued  or  guaranteed  by  the  U.S.
                              Government,   its  agencies  or  instrumentalities.   The
                              selection of  corporate  debt  obligations  is limited to
                              those:  (i) rated in one of the top four  categories by a
                              Nationally  Recognized  Statistical  Rating  Organization
                              or (ii) not  rated,  but  deemed by the  Adviser to be of
                              comparable   quality.   Within  these   parameters,   the
                              Adviser  focuses on  securities  which  offer the highest
                              level  of  income.  For all  types  of  investments,  the
                              Adviser  considers  various  economic  factors,   Federal
                              Reserve  policy,  interest rate trends,  spreads  between
                              different  types  of  fixed  income  securities  and  the
                              credit quality of existing holdings.

                              In  managing  the  portfolio,  the Adviser  monitors  the
                              Fund's cash flow,  maturities  and interest  payments and
                              tracks   a   variety   of   other   portfolio    security
                              statistics.  The Adviser also  follows  closely new issue
                              and secondary activity in the corporate debt market.

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              "Additional   Investment   Strategies"   and  "Investment
                              Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in
investing in this Fund?       the  Fund  may  be  subject  to the  following  principal
                              risks:

                                     Interest  Rate  Risk:  The  possibility  that  the
                                     value of the Fund's  investments  will decline due
                                     to an  increase  in  interest  rates  or that  the
                                     Fund's  yield will  decrease  due to a decrease in
                                     interest rates.

                                     Credit Risk:  The  possibility  that a bond issuer
                                     cannot  make   timely   interest   and   principal
                                     payments on its bonds.  The lower a bond's rating,
                                     the greater its credit risk.

                                     Prepayment/Call  Risk: If a significant  number of
                                     the mortgages  underlying a  mortgage-backed  bond
                                     are  refinanced,  the bond may be "prepaid."  Call
                                     risk is the  possibility  that,  during periods of
                                     declining  interest  rates,  a  bond  issuer  will
                                     ""call"--or  repay--higher-yielding  bonds  before
                                     their  stated   maturity   date.  In  both  cases,
                                     investors  receive  their  principal  back and are
                                     typically  forced to reinvest it in bonds that pay
                                     lower interest rates, thus reducing income.  Rapid
                                     changes  in  prepayment  and call  rates can cause
                                     bond prices and yields to be volatile.

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering its  performance) and increase the amount
                                     of taxes that you pay.

                                     For more  information  about these  risks,  please
                                     see ""Glossary of Investment Risks."

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)




Best Quarter     %
Worst Quarter    %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/2001, to those of the Lehman Brothers Government/Corporate Bond Index.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)

                                                                        Since Class
                                           1 Year    5 Years  10 Years   Inception
                                           ------    -------  --------   ---------

Fixed Income Securities Fund--
Trust Shares                                    %         %           %        %*
Lehman Brothers Government/Corporate
Bond Index(1)                                   %         %           %        %+

(1)  The unmanaged Lehman Brothers  Government/Corporate Bond Index is comprised
     of  government   and   investment-grade   corporate   debt   securities  of
     intermediate- and long-term maturities.

*  Since 7/3/89.
+  Since 7/31/89.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                  Trust
(fees paid directly from your investment)                        Shares
                                                                 ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**               0%

Annual Fund Operating Expenses                                    Trust
(expenses deducted from the Fund's assets                        Shares
                                                                 ------

Investment Advisory Fees                                             %
Distribution and/or Service (12b-1) Fees                             %
Other Expenses                                                       %
Total Annual Fund Operating Expenses                                 %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**   Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 Year      3 Years     5 Years   10 Years
                                     ------      -------     -------   --------

       Trust Shares                      $           $           $           $

Fund Summary, Investment Strategy and Risks

                                Intermediate Government
                                      Income Fund

Fund Summary

Investment Goal               To  seek  to  provide  investors  with  a high  level  of
                              current income

Investment Focus              U.S. government obligations, mortgage backed securities

Principal Investment Strategy Focuses    on    U.S.    Government    obligations    and
                              mortgage-related   securities  with  maturities   between
                              three and ten years that produce a high level of income

Share Price Volatility        Low to Moderate

Investor Profile              Investors  willing  to  accept  the  risk  of  a  low  to
                              moderate  amount  of  fluctuation  in the  value of their
                              investment for the benefit of a higher total return

Investment Strategy           The  Huntington   Intermediate   Government  Income  Fund
                              seeks to provide  investors  with a high level of current
                              income.

                              The Adviser  invests  primarily in obligations  issued or
                              guaranteed  by  the  U.S.  Government,  its  agencies  or
                              instrumentalities,              includingmortgage-related
                              securities.  The Fund  will  maintain  a  dollar-weighted
                              average  maturity  of not less  than  three nor more than
                              ten years.  Within  this range,  the  Adviser  focuses on
                              securities  which offer the highest  level of income.  In
                              general,  in order to reduce  volatility  during  periods
                              of interest  rate  fluctuation,  the  Adviser  invests in
                              securities    with   a   wide   range   of   intermediate
                              maturities.  For all types of  investments,  the  Adviser
                              considers  various  economic  factors,   Federal  Reserve
                              policy,   interest   rate  trends  and  spreads   between
                              different types of fixed income securities.

                              In  managing  the  portfolio,  the Adviser  monitors  the
                              Fund's cash flow,  maturities  and interest  payments and
                              tracks a variety of other portfolio security statistics.

                              Mortgage-related  securities  are  securities,  including
                              derivative  mortgage  securities  such as  collateralized
                              mortgage  obligations  (CMOs),  whose income is generated
                              by  payments  of  principal  and  interest  on  pools  of
                              mortgage loans.

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              "Additional   Investment   Strategies"   and  "Investment
                              Practices."


What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your
investing in this Fund?       investment  in the Fund may be subject  to the  following
                              principal risks:

                                    Interest  Rate  Risk:  The  possibility   that  the
                                    value of the Fund's  investments  will  decline due
                                    to an  increase  in  interest  rates  or  that  the
                                    Fund's  yield will  decrease  due to a decrease  in
                                    interest rates.

                                    Prepayment/Call  Risk: If a  significant  number of
                                    the  mortgages  underlying a  mortgage-backed  bond
                                    are  refinanced,  the bond may be  "prepaid."  Call
                                    risk is the  possibility  that,  during  periods of
                                    declining   interest  rates,  a  bond  issuer  will
                                    "call"--or   repay--higher-yielding   bonds  before
                                    their  stated   maturity   date.   In  both  cases,
                                    investors  receive  their  principal  back  and are
                                    typically  forced to  reinvest it in bonds that pay
                                    lower interest rates,  thus reducing income.  Rapid
                                    changes  in  prepayment  and call  rates  can cause
                                    bond prices and yields to be volatile.

                                    Reinvestment  Risk:  As  prepayment  increases as a
                                    result of lower interest  rates,  the proceeds from
                                    maturing   mortgage-related   securities   will  be
                                    reinvested at lower interest  rates,  thus reducing
                                    income.

                                    Extension    risk:   As   interest    rates   rise,
                                    mortgage-related  securities  tend to mature later,
                                    thus    effectively     converting     shorter-term
                                    securities    into    more    volatile    long-term
                                    securities.  This will also  affect  the  Adviser's
                                    ability to manage the average life of the Fund.

                                    The above risks are more  pronounced  with  respect
                                    to derivative  mortgage  securities  and can result
                                    in  reduced  liquidity.  The  principal  derivative
                                    mortgage   securities  in  which  the  Intermediate
                                    Government  Income Fund invests are  collateralized
                                    mortgage obligations (CMOs).

                                    The  Fund  may  trade  securities  actively,  which
                                    could  increase  its  transaction   costs  (thereby
                                    lowering its  performance)  and increase the amount
                                    of taxes that you pay.

                                    For more  information  about  these  risks,  please
                                    see "Glossary of Investment Risks."

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)





Best Quarter     %
Worst Quarter    %

*      The performance information above is based on a calendar year.

     This table  compares the Fund's  average  annual total  returns for periods
ended   12/31/2001,    to   those   of   the   Lehman   Brothers    Intermediate
Government/Corporate Bond Index.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)

                                                                           Since Class
                                                         1 Year   5 Years   Inception

Intermediate Government Income Fund(1)--Trust Shares           %       %        %*
Lehman Brothers Intermediate Government/Corporate Bond Index(2)%       %        %+

(1)  Performance   data  includes  the  performance  of  the  FMB   Intermediate
     Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.

(2) The unmanaged Lehman Brothers Intermediate Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

*      Since 12/2/91.
+      Since 12/31/91.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                  Trust
(fees paid directly from your investment)                        Shares
                                                                 ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**               0%

Annual Fund Operating Expenses                                   Trust
(expenses deducted from the Fund's assets)***                   Shares
                                                                ------

Investment Advisory Fees                                              %
Distribution and/or Service (12b-1) Fees                              %
Other Expenses                                                        %
Total Annual Fund Operating Expenses                                  %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**   Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 Year     3 Years    5 Years    10 Years
                             ------     -------    -------    --------

       Trust Shares             $           $          $            $

Fund Summary, Investment Strategy and Risks

                   Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal               To seek to achieve  current income through  investment in
                              fixed  income  securities  with  a  maximum  maturity  or
                              average  life for  individual  issues  of 5 years or less
                              at the time of  purchase  and a  dollar-weighted  average
                              portfolio maturity of more than 2 but less than 5 years

Investment Focus              U.S.   Government    obligations   and   investment-grade
                              corporate debt securities

Principal Investment Strategy Focuses on fixed income  securities  with  maturities  of less than 5 years that produce a high level of income

Share Price Volatility        Low to Moderate

Investor Profile              Investors  willing  to  accept  the  risk  of  a  low  to
                              moderate amount  fluctuation of their  investment for the
                              benefit of a higher total return

Investment Strategy           The    Huntington    Short/Intermediate    Fixed   Income
                              Securities  Fund seeks to achieve  current income through
                              investment  in fixed  income  securities  with a  maximum
                              maturity  or  average  life for  individual  issues  of 5
                              years   or  less  at  the   time   of   purchase   and  a
                              dollar-weighted  average portfolio  maturity of more than
                              2 but less than 5 years.

                              The  Adviser  invests  primarily  in  corporate  debt and
                              U.S.  Government  securities.  The selection of corporate
                              debt  obligations  is limited to those:  (i) rated in one
                              of the top four  categories  by a  Nationally  Recognized
                              Statistical  Rating  Organization or (ii) not rated,  but
                              deemed by the Adviser to be of  comparable  quality.  For
                              all types of investments,  the Adviser  considers various
                              economic factors,  Federal Reserve policy,  interest rate
                              trends,  spreads between  different types of fixed income
                              securities and the credit quality of existing holdings.

                              In  managing  the  portfolio,  the Adviser  monitors  the
                              Fund's cash flow,  maturities  and interest  payments and
                              tracks   a   variety   of   other   portfolio    security
                              statistics.  The Adviser also  follows  closely new issue
                              and secondary activity in the corporate debt market.

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              "Additional   Investment   Strategies"   and  "Investment
                              Practices."


What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in
investing in this Fund?       the  Fund  may  be  subject  to the  following  principal
                              risks:

                                     Interest  Rate  Risk:  The  possibility  that  the
                                     value of the Fund's  investments  will decline due
                                     to an  increase  in  interest  rates  or that  the
                                     Fund's  yield will  decrease  due to a decrease in
                                     interest rates.

                                     Credit Risk:  The  possibility  that a bond issuer
                                     cannot  make   timely   interest   and   principal
                                     payments on its bonds.  The lower a bond's rating,
                                     the greater its credit risk.

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering its  performance) and increase the amount
                                     of taxes that you pay.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)




Best Quarter     %
Worst Quarter    %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/2001, to those of the Merrill Lynch 1-5 Year Government/Corporate Index.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)

                                                                               Since
                                             1 Year      5 Years    10 Years Inception
                                             ------      -------    -------- ---------

Short/Intermediate Fixed Income Securities
Fund--Trust Shares                                 %         %           %      %*
Merrill Lynch 1-5 Year Government/
Corporate Index(1)                                 %         %           %      %+

(1)  The  unmanaged  Merrill  Lynch  1-5  Year  Government/Corporate   Index  is
     comprised of government and investment-grade corporate debt securities with maturities between one and five years.

*  Since 7/3/89.
+  Since 7/31/89.


Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                          Trust
(fees paid directly from your investment)                                Shares
                                                                         ------

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**                        0%

Annual Fund Operating Expenses                                            Trust
(expenses deducted from the Fund's assets)***                            Shares
                                                                         ------

Investment Advisory Fees                                                      %
Distribution and/or Service (12b-1) Fees                                      %
Other Expenses                                                                %
Total Annual Fund Operating Expenses                                          %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

**   Does not include any wire transfer fees, if applicable.

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 Year     3 Years  5 Years 10 Years
                                ------     -------  ------- --------

Trust Shares                         $        $        $          $

Shareholder Information

     Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

     The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund Shares--Trust--is offered in this prospectus. Three other classes of Fund Shares--Investment A Shares, Investment B Shares, and Interfund Shares of the Money Market Fundare offered in separate prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

Trust Shares

o    No sales charges.

o    No Distribution (12b-1) fees

o Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks.

     For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this prospectus.

     The Funds also offer Investment A Shares, Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.

                               Distribution of the Funds

     Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

                                   Purchasing Shares

     You may purchase Trust Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

What Shares Cost

  Money Market Funds

     The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Money Market Fund offered in this prospectus twice a day, at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the Exchange is open.


     The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.

     Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time). Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

  All Other Funds

     The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund (other than the Money Market Funds) offered in this prospectus as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each day that the Exchange is open.

     The Trust calculates net asset value for each of the Funds (other than the Money Market Funds) offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

     Your order for purchase is priced at the next net asset value calculated after your order is received. In order to purchase Trust Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

Additional Information

     Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

     The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

     If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

How to Buy Trust Shares

1.  Minimum investment requirements:

o    $1,000 for initial investments outside the Systematic Investment Program

o    $500 for subsequent investments

o    $50  for  initial  and  subsequent   investments   through  the  Systematic
     Investment Program

2.  Call

       o    Your Huntington Account Administrator

3.  Make Payment

       o    By check payable to the applicable Huntington Fund--Trust Shares to:

            Huntington Funds
            P.O. Box 8526
            Boston, MA 02266-8526

     Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

     (The Trust will treat your order as having been received once the Trust receives your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Trust, or the Trust's transfer agent.)

       OR

       o    By Federal funds wire to:

            State Street Bank and Trust Co.
            ABA #01100028
            Huntington Fund
            Account #9905-172-4
            Shareholder Name
            Shareholder Account Number

     (The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)

       OR

       o    Through the Systematic Investment Program

     (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

     Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program

     You may invest on a regular basis in Trust Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete and application, and invest at least $50 at periodic intervals.

     Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

                                Exchanging Shares

     On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Huntington Fund offering such shares. The Trust makes these exchanges at net asset value (determined after the order is considered received).

     In order to exchange Trust Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

     The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

     An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

     The Statement of Additional Information contains more information about exchanges.

How to Exchange Shares

1.  Satisfy the minimum account balance requirements

     o You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. Call (You must have completed the appropriate section on your account application)

     o    Huntington Funds at (800) 253-0412

     o    The Huntington Investment Company at (800) 322-4600

       o    Your Huntington Account Administrator

            OR

Write

       o    Huntington Funds
            P.O. Box 8526
            Boston, MA 02266-8526

3.  Provide the required information

     o Specify that you are exchanging OUT OF Trust Shares of the designated fund.
     o    Your account number
     o    The name and address on your account
     o    The dollar amount or number of shares to be exchanged
     o    Name of the Fund into which you wish to make the exchange
          (exchange INTO)
     o    Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)


                          About Redeeming Trust Shares

     You may redeem Trust Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

     The price at which the Trust will redeem a Trust Share will be its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered in this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

     For Money Market Fund shareholders who request redemptions prior to (1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above and for Bond Fund and Equity Fund shareholders, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

     To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

     The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Redemption of Accounts with Balances Under $1,000

     Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

How to Redeem Trust Shares

1. Call (You must have completed the appropriate section on your account application)

       o    Huntington Funds at (800) 253-0412;
       o    The Huntington Investment Company at (800) 322-4600; or
       o    Your Huntington Account Administrator.

            OR

Write

       o    Huntington Funds
            P.O. Box 8526
            Boston, MA 02266

2.  Provide the required information

       o    The name of the Fund from which you wish to redeem shares
       o    Your account number
       o    The name and address on your account
       o    Your bank's wire transfer information (for wire transfers)
       o    The dollar amount or number of shares you wish to redeem
       o    Your signature (for written requests)

     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

     Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Systematic Withdrawal Program

     You may choose to receive periodic payments from redemptions of Trust Shares, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.


More About the Huntington Funds

                               Management of the Trust

     The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

     Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

     Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank is the investment advisor to the Huntington Funds.

     The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287.

     Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds (other than the International Equity Fund).

     Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined Huntington in 2001 as Vice President of The Huntington National Bank and Director of International Investments. Ms. Matlock served as Director of International Investment for Bartlett & Co. from 1992 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her M.B.A. in Finance from the University of Cincinnati.

     The   Huntington   National   Bank  is  also   responsible   for  providing
sub-administration, accounting and custodian services to the Trust.

     During the fiscal year ended December 31, 2001, the Trust paid Huntington management fees as a percentage of average net assets as follows:

Money Market Fund                                 0.27%
Ohio Municipal Money Market Fund                  0.25%
U.S. Treasury Money Market Fund                   0.20%
Florida Tax-Free Money Fund                       0.20%
Growth Fund                                       0.60%
Income Equity Fund                                0.60%
Rotating Index Fund                               0.50%
Dividend Capture Fund                             0.75%
International Equity Fund                         1.00%*
Mid Corp America Fund                             0.75%
New Economy Fund                                  0.85%
Mortgage Securities Fund                          0.30%
Ohio Tax-Free Fund                                0.50%
Michigan Tax-Free Fund                            0.43%
Fixed Income Securities Fund                      0.50%
Intermediate Government Income Fund               0.46%

* For the period from February 28, 2001 through December 30, 2001, Federated Global Investment Management Corp., pursuant to its Sub-Advisory agreement with Huntington, received from Huntington an annual fee equal to 0.65% of the first $100 million of the International Equity Funds average daily net assets. Effective December 31, 2001, Huntington has terminated this Agreement.

                             Dividends and Distributions

     The Money Market Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.

     Each of the  other  Funds  offered  by this  Prospectus  declares  and pays
dividends  on  investment   income,  if  any,  monthly.   The  Funds  also  make
distributions of net capital gains, if any, at least annually.

     If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

     All dividends and distributions payable to a holder of Trust Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

                                   Tax Consequences

     There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

     Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Exempt-Interest Dividends

     If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.


Avoid Withholding Tax

     Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

More About the Huntington Funds

State Income Taxes

     In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

     With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

     The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.

     In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

More About the Huntington Funds

                                 Financial Highlights


Money Market Funds  (TO COME)



 More About the Huntington Funds

                                 Financial Highlights


Equity Funds  (TO COME)



 More About the Huntington Funds

                                 Financial Highlights


Income Funds  (TO COME)


                          Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Ohio Municipal Money Market Fund

o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Florida Tax-Free Money Fund

o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Growth Fund

o    at least 65% of total assets invested in equity securities.

Rotating Index Fund

o at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

Ohio Tax-Free Fund

o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.

o no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Michigan Tax-Free Fund

o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Short/Intermediate Fixed Income Securities Fund

o    at least 65% of total assets in fixed income securities.

Non-Fundamental Investment Policies

The following are non-fundamental policies of the indicated Funds:

U.S. Treasury Money Market Fund*

o at least 80% of total assets invested in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.


Income Equity Fund*

o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities.

Mortgage Securities Fund

o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mortgage-related securities, including mortgage real estate investment trusts ("REITs").

Fixed Income Securities Fund*

o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income securities.

Intermediate Government Income Fund*

o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government securities.

International Equity Fund*

o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities.

     * These Funds will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Additional Investment Policies

     Rotating Index Fund. For the period that the Fund is invested in any particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the indexes selected by the Adviser. Perfect correlation would be 100%. Tracking accuracy will be monitored by the Adviser and appropriate adjustments will be made to the portfolio if the targeted correlation is not achieved.

     Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index.

     As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

     By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his or her proportionate share of expenses, if any, related to the distribution of the Fund's shares, and may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's policies of investing in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

                                Investment Practices

     The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

       Fund Name                                                    Fund Code

      Money Market Fund                                                1
      Ohio Municipal Money Market Fund                                 2
      Florida Tax-Free Money Fund                                      3
      U.S. Treasury Money Market Fund                                  4
      Growth Fund                                                      5
      Income Equity Fund                                               6
      Rotating Index Fund                                              7
      Dividend Capture Fund                                            8
      International Equity Fund                                        9
      Mid Corp America Fund                                           10
      New Economy Fund                                                11
      Mortgage Securities Fund                                        12
      Ohio Tax-Free Fund                                              13
      Michigan Tax-Free Fund                                          14
      Fixed Income Securities Fund                                    15
      Intermediate Government Income Fund                             16
      Short/Intermediate Government Income Fund                       17

Instrument                                      Fund Code     Risk Type

American Depository Receipts (ADRs):  ADRs are foreign Shares 5-11       Market
of a company held by a U.S. bank that issues a receipt evidencing
Political
ownership. ADRs pay dividends in U.S. dollars.                Foreign Investment

Asset-Backed Securities:  Securities backed by company     1,3,11-13 Pre-payment
receivables, home equity loans, truck and auto loans, leases,            Market
credit card receivables and other securities backed by                   Credit
other types of receivables or assets.                                 Regulatory

Bankers' Acceptances:  Bills of exchange or time drafts drawn 1-17       Credit
on and accepted by a commercial bank. They generally have              Liquidity
maturities of six months or less.                                        Market

Bonds:  Interest-bearing or discounted government or       1-4,6,8-17    Market
corporate securities that obligate the issuer to pay the                 Credit
bondholder a specified sum of money, usually at specific
intervals, and to repay the principal amount of the loan
at maturity.

Instrument                                             Fund Code     Risk Type

Call and Put Options:  A call option gives the buyer the    5-7,8-11   Management
right to buy, and obligates the seller of the option to                 Liquidity
sell, a security at a specified price. A put option gives                Credit
the buyer the right to sell, and obligates the seller of                 Market
the option to buy, a security at a specified price. The                 Leverage
Funds will sell only covered call and secured put options,
and may buy bonds' existing option contraction known as
"closing transactions".

Certificates of Deposit:  Negotiable instruments with a       1-17       Market
stated maturity.                                                         Credit
                                                                        Liquidity

Commercial Paper:  Secured and unsecured short-term           1-17       Credit
promissory notes issued by corporations and other entities.            Liquidity
Their maturities generally vary from a few days to nine months.         Market

Common Stock:  Shares of ownership of a company.              5-12       Market

Convertible Securities:  Bonds or preferred stock that convert5-11       Market
to common stock.                                                         Credit

Demand Notes:  Securities that are subject to puts and        1-17       Market
standby commitments to purchase the securities at a fixed              Liquidity
price (usually with accrued interest) within a fixed period          Management
of time following demand by a Fund.

Derivatives:  Instruments whose value is derived from an      1-17    Management
underlying contract, index or security, or any combination               Market
thereof, including futures, options (e.g., put and calls),               Credit
options on futures, swap agreements, and some                          Liquidity
mortgage-backed securities.                                             Leverage

Foreign Securities:  Stocks issued by foreign companies    5-11,15,17    Market
including ADRs and Global Depository Receipts (GDRs), as                Political
well as Commercial paper of foreign issuers and obligations   Foreign Investment
of foreign governments, companies, banks, overseas branches             Liquidity
of U.S. banks or supranational entities.

Foreign Forward Currency Contracts:  An obligation to    5,6,9-11,15,17Management
purchase or sell a specific amount of a currency at a fixed             Liquidity
future date and price set by the parties involved at the                 Credit
time the contract is negotiated.                                         Market
                                                                        Political
                                                                        Leverage
                                                                   Foreign Investment


Instrument                                                 Fund Code     Risk Type

Foreign Exchange Contracts:  Spot currency trades              9       Management
whereby one currency is exchanged for another. The Fund                 Liquidity
may also enter into derivative contracts in which a                      Credit
foreign currency is an underlying contract.                              Market
                                                                        Political
                                                                        Leverage
                                                                   Foreign Investment

Futures and Related Options:  A contract providing for        1-17     Management
the future sale and purchase of a specific amount of a                   Market
specific security, class of securities, or index at a specified          Credit
time in the future and at a specified price. The aggregate              Liquidity
value of options on securities (long puts and calls) will               Leverage
not exceed 10% of a Fund's net assets at the time it
purchases the options. Each Fund will limit obligations
under futures, options on futures, and options on securities to no more than 25% of the Fund's assets.

Illiquid Securities:  Securities that ordinarily cannot       1-17      Liquidity
be sold within seven business days at the value the Fund                 Market
has estimated for them. Each Fund, except the Florida
Tax-Free Money Market Fund, may invest up to 10% of its
total assets in illiquid securities (15% in the case of the RotatingIndex Fund,
Dividend Capture Fund, International Equity Fund, Mid Corp
America Fund, New Economy Fund and Intermediate Government
Income Fund). TheFlorida Tax-Free Money Market Fund may
 invest up to 10% of its net assets in illiquid securities.


Index-Based Securities:  Index-based securities such as       5-12       Market
Standard & Poor's Depository Receipts (SPDRs) and NASDAQ-100
Index Tracking Stock (NASDAQ 100s), represent ownership
in a long-term unit investment trust that holds a portfolio
of common stocks designed to track the price performance
and dividend yield of an index, such as the S&P 500 Index or the NASDAQ-100 Index. Index-based securities entitle a
holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index
stocks in the underlying portfolio, less trust expenses.

Instrument                                                 Fund Code     Risk Type

Investment Company Securities:  Shares of registered          1-17       Market
investment companies. These may include Huntington Money
Market Funds and other registered investment companies for
which Huntington, its sub-advisers, or any of their
affiliates serves as investment adviser, administrator or
distributor. Except for the Rotating Index Fund, each of
the Funds may invest up to 5% of its assets in the Shares
of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10%
of its assets in the Shares of other registered
investment companies. The Rotating Index Fund may
invest all of its assets in the Shares of any one
investment company or investment companies. The Rotating
Index Fund, however, may not own more than 3% of the
securities of any one investment company. If the
Rotating Index Fund owns more than 1% of the shares
of an investment company, that portion that exceeds 1%
may be considered illiquid and would be subject to
the limitation on investing in illiquid securities.
As a shareholder of an investment company, a Fund
will indirectly bear investment management fees of
that investment company, which are in addition to the
management fees the fund pays its own adviser.

Investment Grade Securities:  Securities rated BBB or higher 6, 8-17     Market
by Standard & Poor's; Baa or better by Moody's; similarly                Credit
rated by other nationally recognized rating organizations;
or, if not rated, determined to be of comparably high
quality by the Adviser.

Limited Liability Companies:  Entities such as limited         9         Market
partnerships, limited liability companies, business trusts
and companies organized outside the United States may issue
securities comparable to common or preferred stock.

Money Market Instruments:  Investment-grade, U.S.             1-17       Market
dollar-denominated debt securities with remaining maturities             Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Mortgage-Backed Securities:  Bonds backed by real estate  6,8,12,15-17 Prepayment
loans and pools of loans. These include collateralized                   Market
mortgage obligations (CMOs) and real estate mortgage                     Credit
investment conduits (REMICs).                                          Regulatory

Instrument                                                 Fund Code     Risk Type

Mortgage Dollar Rolls:  A transaction in which a Fund sells    12      Pre-payment
security for delivery in a current month and simultaneously              Market
contracts with the same party to repurchase similar but not            Regulatory
identical securities on a specified future date.

Municipal Securities:  Securities issued by a state or     2,3,6,12-17   Market
political subdivision to obtain funds for various public                 Credit
purposes. Municipal securities include private activity bonds           Political
and industrial development bonds, as well as general obligation            Tax
bonds, tax anticipation notes, bond anticipation notes,                Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels;
hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies:  Securities issued by   9         Credit
supranational agencies that are chartered to promote economic            Foreign
development and are supported by various governments and               Investment
government agencies.

Options on Currencies:  A Fund may buy put options and         9       Management
sell covered call options on foreign currencies (traded                 Liquidity
on U.S. and foreign exchanges or over-the-counter markets).              Credit
A covered call option means the Fund will own an equal amount            Market
of the underlying foreign currency. Currency options help a             Political
Fund manage its exposure to changes in the value of the U.S.            Leverage
dollar relative to other currencies. If a Fund sells a put         Foreign Investment
option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S.
government securities or other liquid high-grade bonds in
an amount equal to the amount the Fund would be required to
pay if the put is exercised.

Preferred Stocks:  Equity securities that generally pay       8-11       Market
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.

Instrument                                                 Fund Code     Risk Type

Real Estate Investment Trusts (REITs):  Pooled investment vehicles       8,9,12
Liquidity
which invest primarily in income producing real estate or              Management
real estate loans or interest.                                           Market
                                                                       Regulatory
                                                                           Tax
                                                                       Pre-payment

Repurchase Agreements:  The purchase of a security and the    1-17       Market
simultaneous commitment to return the security to the seller            Leverage
at an agreed upon price on an agreed upon date.
This is treated as a loan.

Reverse Repurchase Agreements:  The sale of a security and    8-11       Market
the simultaneous commitment to buy the security back at an              Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.

Restricted Securities:  Securities not registered under the   1-17      Liquidity
Securities Act of 1933, such as privately placed commercial              Market
paper and Rule 144A securities.

Securities Lending:  Each Fund, except the Rotating Index Fund,           1-17
Market
may lend up to 20% of its total assets. The Rotating                    Liquidity
Index Fund, Dividend Capture Fund, International Equity Fund,           Leverage
Mid Corp America Fund, and New Economy Fund may each
lend up to 33 1/3% of their total assets. Such loans must be collateralized by cash, Credit U.S. government obligations
or other high-quality debt obligations and marked to market daily.

Tax-Exempt Commercial Paper:  Commercial paper issued by   2,3,6,12-17   Credit
governments and political sub-divisions.                                Liquidity
                                                                         Market
                                                                           Tax

Time Deposits:  Non-negotiable receipts issued by a bank      1-17      Liquidity
in exchange for a deposit of money.                                      Credit
                                                                         Market

Treasury Receipts:  Treasury receipts, Treasury investment  6, 8-11      Market
growth receipts, and certificates of accrual of
Treasury securities.

Instrument                                                 Fund Code     Risk Type

Unit Investment Trusts:  A type of investment vehicle,        8-11       Market
registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed
portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities,
or preferred stock. Unit holders receive an undivided
interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they
invest. The portfolio of securities remains fixed until all
the securities mature and unit holders have recovered
their principal.

U.S. Government Agency Securities:  Securities issued by      1-17       Market
agencies and instrumentalities of the U.S. government.                   Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations:  Bills, notes, bonds, separately   1-17       Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments:  Obligations with     1-17       Credit
interest rates that are reset daily, weekly, quarterly or               Liquidity
on some other schedule. Such instruments may be payable                  Market
to a Fund on demand.

Warrants:  Securities that give the holder the right to       1-17       Market
buy a proportionate amount of common stock at a specified                Credit
price. Warrants are typically issued with preferred
stock and bonds.

When-Issued Securities and Forward Commitments:  A purchase  6, 8-11     Market
of, or contract to purchase, securities at a fixed price for            Leverage
delivery at a future date. The portfolio managers of each               Liquidity
Fund expect that commitments to enter into forward                       Credit
commitments or purchase when-issued securities will not exceed
25% of the Fund's total assets.

Yankee Bonds and Similar Debt Obligations:  U.S. dollar      6,9,15      Market
denominated bonds issued by foreign corporations or governments.              Credit
Sovereign bonds are those issued by the government of a
foreign country. Supranational bonds are those issued by
supranational entities, such as the World Bank and European
Investment Bank. Canadian bonds are those issued by
Canadian provinces.

Zero-Coupon Debt Obligations:  Bonds and other types of debt6,8,9,15-17  Credit
that pay no interest, but are issued at a discount from                  Market
their value at maturity. When held to maturity, their entire          Zero Coupon
return equals the difference between their issue price and
their maturity value.

                            Glossary of Investment Risks

     This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

     Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

     Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

     Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

     Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

     Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

     Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

     Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

     Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

     Prepayment & Call Risk. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

     Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

     Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

     Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

     Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

     Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

     Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.


                        [THIS PAGE INTENTIONALLY LEFT BLANK]







More information about the Funds            For copies of Annual or
is available free upon request,             Semi-Annual Reports, the
including the following:                    Statement of Additional
                                            Information, other information or
Annual and Semi-Annual Reports              for any other inquiries:

The  Semi-Annual   Report  includes         Call (800) 253-0412
unaudited   information  about  the
performance     of    the    Funds,         Write
portfolio    holdings   and   other         Huntington Funds
financial  information.  The Annual         P.O. Box 8526
Report  includes   similar  audited         Boston, MA  02266
information  as  well  as a  letter
from    the    Huntington     Funds         Log on to the Internet
portfolio    managers    discussing
recent market conditions,  economic         The Huntington Funds' website is
trends  and  investment  strategies         at
that     significantly     affected         http://www.huntingtonfunds.com.
performance  during the last fiscal         The SEC's website,
year.                                       http://www.sec.gov, contains
                                            text-only versions of the
Statement of Additional Information         Huntington Funds documents.

Provides more detailed information          Contact the SEC
about the Funds and its policies.
A current Statement of Additional           Call (202) 942-8090 about
Information is on file with the             visiting the SEC's Public
Securities and Exchange Commission          Reference Room in Washington D.C.
and is incorporated by reference            to review and copy information
into (considered a legal part of)           about the Funds.
this Prospectus.
                                            Alternatively, you may send your
HUNTINGTON ASSET ADVISORS, INC., a          request to the SEC by e-mail at
wholly owned subsidiary of The              publicinfo@sec.gov or by mail
Huntington National Bank, is the            with a duplicating fee to the
Adviser to the Huntington Funds.            SEC's Public Reference Section,
                                            450 Fifth Street, NW, Washington,
EDGEWOOD SERVICES, INC. is the              D.C. 20549-0102.
Distributor and is not affiliated
with The Huntington National Bank.          The Huntington Funds' Investment
                                            Company Act registration number
                                            is 811-5010.






                                    INVESTOR GUIDE

                                  INVESTMENT A SHARES
                                  INVESTMENT B SHARES



                                    APRIL 30, 2002





                            INVESTMENT A SHARES PROSPECTUS
                            INVESTMENT B SHARES PROSPECTUS


                                  MONEY MARKET FUNDS
                             HUNTINGTON MONEY MARKET FUND
                      HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                        HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                      HUNTINGTON U.S. TREASURY MONEY MARKET FUND


                                     EQUITY FUNDS
                                HUNTINGTON GROWTH FUND
                             HUNTINGTON INCOME EQUITY FUND
                            HUNTINGTON ROTATING INDEX FUND
                           HUNTINGTON DIVIDEND CAPTURE FUND
                         HUNTINGTON INTERNATIONAL EQUITY FUND
                           HUNTINGTON MID CORP AMERICA FUND
                              HUNTINGTON NEW ECONOMY FUND


                                     INCOME FUNDS
                          HUNTINGTON MORTGAGE SECURITIES FUND
                             HUNTINGTON OHIO TAX-FREE FUND
                           HUNTINGTON MICHIGAN TAX-FREE FUND
                        HUNTINGTON FIXED INCOME SECURITIES FUND
                    HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND


                                    APRIL 30, 2002

     The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.



Huntington Funds                  Table of Contents

How To Read This Prospectus

     The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Investment A Shares and Investment B Shares of the Huntington Funds that you should know before investing. The Funds also offer Trust Shares and Interfund Shares, which are offered in separate prospectuses.

     Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Huntington Funds.

                                Introduction
                                   4

                                Fund Summary, Investment Strategy and Risks
                                          Money Market Funds
                                   5      Money Market Fund
                                   9      Ohio Municipal Money Market Fund
                                   13     Florida Tax-Free Money Fund
                                   17     U.S. Treasury Money Market Fund

                                          Equity Funds
                                   20     Growth Fund
                                   23     Income Equity Fund
                                   27     Rotating Index Fund
                                   30     Dividend Capture Fund
                                   33     International Equity Fund
                                   38     Mid Corp America Fund
                                   41     New Economy Fund

                                          Income Funds
                                   45     Mortgage Securities Fund
                                   49     Ohio Tax-Free Fund
                                   53     Michigan Tax-Free Fund
                                   57     Fixed Income Securities Fund
                                   61     Intermediate Government Income Fund

                                Shareholder Information
                                   65     Distribution of the Funds
                                   66     Distribution Plan (12b-1 Fees)
                                   67     Sales Charges
                                   69     Contingent Deferred Sales Charges
                                   69     Purchasing Shares
                                   72     Exchanging Shares
                                   73     Redeeming Shares

                                More About the Huntington Funds
                                   76     Management of the Trust
                                   77     Dividends and Distributions
                                   77     Tax Consequences
                                   79     Financial Highlights
                                   82     Additional Investment Strategies
                                   84     Investment Practices
                                   91     Glossary of Investment Risks

     For more information about the Huntington Funds, please see the back cover of the Prospectus

     This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

     Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

     The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

     As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

     Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

     The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


Fund Summary, Investment Strategy and Risks

                                   Money Market Fund


Fund Summary

Investment Goal         To seek to maximize  current  income while  preserving  capital and  maintaining  liquidity by investing in a portfolio of high quality money market instruments

Investment Focus        High-quality, short-term debt securities

Principal Investment Strategy       Employs  top-down  analysis of economic  and market
factors to select Fund investments

Share Price Volatility  Low

Investor Profile        Short-term  or risk  averse  investors  seeking  our  typically highest-yielding money market fund

Investment Strategy     The  Huntington  Money  Market Fund seeks to  maximize  current income while  preserving  capital and maintaining  liquidity by
                        investing  in  a  portfolio   of  high  quality   money  market
                        instruments.

                        The  Adviser  strives to  maintain a $1.00 net asset  value per share for the Money  Market  Fund by  investing  in  commercial paper and other  short-term  money market  instruments  for the
                        Money  Market  Fund  which  are  either  rated  in the  highest rating category by a Nationally  Recognized  Statistical Rating
                        Organization   or  unrated  and  deemed  to  be  of  comparable
                        quality  by  the  Adviser.  In  managing  the  portfolio,   the
                        Adviser  determines an appropriate  maturity range for the Fund
                        (currently   between  25  and  60 days)  and  each   individual
                        security held and  endeavors to diversify the portfolio  across market sectors.  In addition,  the Adviser analyzes cash flows,
                        maturities,   settlements,  tax  payments,  yields  and  credit
                        quality  and  monitors  new  issue   calendars   for  potential
                        purchases.

                        For a more  complete  description  of the  securities  in which the Fund can invest, please see "Investment Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in the Fund
  investing in this Fund?     may be subject to the following principal risks:

                             Interest-Rate  Risk: The possibility that the value of the
                             Fund's  investments  will  decline  due to an  increase in interest  rates,  or that the Fund's  yield will  decrease due to a decline in interest rates.

                             Credit Risk:  The  possibility  that an issuer cannot make timely interest and principal  payments on its securities.
                             In general,  the lower a  security's  credit  rating,  the higher its credit risk.


     For more information about these risks, please see "Glossary of Investment Risks."

     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund Summary, Investment Strategy and Risks

                                   Money Market Fund
                                       continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

Performance Bar Chart and Table (TO COME)
                      Best Quarter:                  %
                      Worst Quarter:                 %





     * The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended December 31, 2001. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

                                                      Average Annual Total Returns
                                                      (for the periods ended
                                                      December 31, 2001)
                                                      (TO COME)

                                                   1 Year      5 Years Since Inception
Money Market Fund--Investment A Shares                  %            %         %*

Money Market Fund--Investment B Shares(1)
(with applicable Contingent Deferred Sales Charge)      %            %         %*


(1) Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

*    Since 5/1/91.

Fund Summary, Investment Strategy and Risks

                                   Money Market Fund
                                       continued

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

     To  obtain   current   yield   information   for  the  Fund,   please  call
1-800-253-0412.

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                      Investment A      Investment B
(fees paid directly from your investment)                Shares            Shares
                                                         ------            ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%                0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%             5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%                0%

Annual Fund Operating Expenses                         Investment A     Investment B
(expenses deducted from the Fund's assets)               Shares**          Shares
                                                         --------          ------

Investment Advisory Fees                                       %               %
Distribution and/or Service (12b-1) Fees                       %               %
Other Expenses                                                 %               %
Total Annual Fund Operating Expenses                           %**             %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Fund Summary, Investment Strategy and Risks

                                   Money Market Fund
                                       continued

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 Year      3 Years     5 Years  10 Years
                                       ------      -------     -------  --------

       Investment A Shares            $             $           $         $
       Investment B Shares
       If you do not sell your shares:$             $           $         $
       If you sell your shares at the
        end of the period:            $             $           $         $



Fund Summary, Investment Strategy and Risks

                           Ohio Municipal Money Market Fund

Fund Summary

Investment Goal          To seek to provide  income  exempt from both  federal  regular income tax and Ohio  personal  income  taxes while  preserving capital and maintaining liquidity

Investment Focus         Ohio tax-free money market securities

Principal Investment Strategy       Attempts  to  invest  in  high-quality,  short-term
Ohio tax-free securities

Share Price Volatility   Low

Investor Profile         Ohio  residents  seeking  income  exempt from federal and Ohio state personal income taxes

Investment Strategy      The  Huntington  Ohio  Municipal  Money  Market  Fund seeks to provide  income  exempt from both federal  regular  income tax and Ohio personal  income taxes while  preserving  capital and maintaining liquidity.

                         The  Adviser  strives to  maintain a $1.00 net asset value per share for the Ohio  Municipal  Money  Market Fund by investing substantially  all of the  Fund's  assets in  short-term  Ohio tax-exempt  securities  which are either  rated in the highest
                         rating  category  by  a  Nationally   Recognized   Statistical
                         Rating   Organization   or   unrated   and  deemed  to  be  of
                         comparable   quality  by  the   Adviser.   In   managing   the
                         portfolio,  the Adviser  determines  an  appropriate  maturity range for the Fund  (currently  between  35 and  80 days)  and each  individual  security held and endeavors to diversify the portfolio's  holdings  within  Ohio as much  as  possible.  In
                         addition,   the  Adviser  analyzes  cash  flows,   maturities,
                         settlements,  tax  payments,  yields  and credit  quality  and monitors new issue calendars for potential purchases.

                         For temporary  defensive or liquidity  purposes,  the Fund may invest in  securities  the  interest  on which is  subject  to federal income tax or Ohio personal income taxes.

                         Ohio  tax-exempt   securities  are  debt   obligations   which
                         (i) are  issued  by or on  behalf  of the state of Ohio or its
                         respective   authorities,   agencies,   instrumentalities  and
                         political  subdivisions,  and (ii) produce  interest which, in the  opinion  of bond  counsel  at the  time of  issuance,  is exempt  from  federal  income  tax and  Ohio  personal  income taxes.

                         For more information  about the Fund's  investment  strategies and a more  complete  description  of the  securities in which
                         the  Fund  can  invest,  please  see  "Additional   Investment
                         Strategies" and "Investment Practices."

Fund Summary, Investment Strategy and Risks

                           Ohio Municipal Money Market Fund
                                       continued

What are the main risks  Loss  of  money  is a  risk  of  investing  in  the  Fund.  In addition, your investment in the Fund
  of investing in this Fund?  may be subject to the following principal risks:

                             State Specific Risk: By  concentrating  its investments in
                             Ohio,  the  Fund  may be more  vulnerable  to  unfavorable developments  in that  state  than  funds  that  are  more
                             geographically   diversified.   The  economy  of  Ohio  is
                             largely  concentrated in  agriculture,  motor vehicles and
                             equipment,    steel,   rubber   products   and   household
                             appliances,  and therefore  tends to be more cyclical than some other states and the nation as a whole.

                             Diversification  Risk:  As  a  non-diversified  fund,  the
                             Fund may invest a greater  percentage of its assets in the securities  of a single issuer than do other mutual funds, therefore Fund performance can be  significantly  affected by the performance of one or a small number of issuers.

                             Interest-Rate   Risk:  The  possibility  that  the  Fund's
                             investments  will  decline in value due to an  increase in interest  rates,  or that the Fund's  yield will  decrease due to a decline in interest rates.

                             Credit Risk:  The  possibility  that an issuer cannot make
                             timely   interest   and   principal    payments   on   its
                             obligations.  The lower a security's  rating,  the greater its credit risk.

                             For  more  information  about  these  risks,   please  see
                             "Glossary of Investments Risks."

     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks

                           Ohio Municipal Money Market Fund
                                       continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

                                                       Best Quarter    %
                                                       Worst Quarter   %




*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended December 31, 2001.

                                                      Average Annual Total Returns
                                                      (for the periods ended
                                                      December 31, 2001)
                                                      (TO COME)
                                                                         Since Class
                                                   1 Year      5 Years    Inception

Ohio Municipal Money Market Fund--Investment A Shares %            %          %*

*      Since 5/1/91.

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.


Fund Summary, Investment Strategy and Risks

                           Ohio Municipal Money Market Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                           Investment A
(fees paid directly from your investment)                     Shares
                                                              ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                            0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*            0%

Annual Fund Operating Expenses                             Investment A
(expenses deducted from the Fund's assets)**                  Shares
                                                              ------

Investment Advisory Fees                                         %
Distribution and/or Service (12b-1) Fees                         %
Other Expenses                                                   %
Total Annual Fund Operating Expenses**                           %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 Year      3 Years     5 Years    10 Years
                           ------      -------     -------    --------

Investment A Shares           $           $          $            $

Fund Summary, Investment Strategy and Risks

                              Florida Tax-Free Money Fund

Fund Summary

Investment Goal      To seek to provide the highest  level of  interest  income  exempt from federal income tax,  consistent  with liquidity and stability of principal

Investment Focus     Florida tax-free money market securities

Principal Investment
  Strategy           Attempts to invest in  high-quality,  short-term  Florida tax-free securities

Share Price Volatility  Low

Investor Profile     Florida  residents  seeking  income  exempt from federal  personal income tax and Florida intangible personal property tax

Investment Strategy  The  Huntington  Florida  Tax-Free Money Fund seeks to provide the highest level of interest  income exempt from federal  income tax, consistent with liquidity and stability of principal.

                     The  Adviser  strives  to  maintain  a $1.00 net  asset  value per
                     share  for  the   Florida   Tax-Free   Money  Fund  by   investing
                     substantially  all of the  Fund's  assets  in  short-term  Florida tax-exempt  securities  which  are  either  rated  in the  highest rating  category by a  Nationally  Recognized  Statistical  Rating
                     Organization  or unrated  and deemed to be of  comparable  quality by the Adviser.

                     In managing the portfolio,  the Adviser  determines an appropriate maturity  range for the Fund  (currently  between 35 and  80 days)
                     and each  individual  security held and endeavors to diversify the portfolio's  holdings  within  Florida  as  much as  possible.  In
                     addition,   the   Adviser   analyzes   cash   flows,   maturities,
                     settlements,   tax  payments,   yields  and  credit   quality  and
                     monitors new issue calendars for potential purchases.

                     As  part  of the  Adviser's  strategy  to  take  advantage  of the exemption from  Florida's  intangible tax in any year, the Adviser
                     may  engage,   on  an  annual  basis,  in  significant   portfolio
                     restructuring  to  sell  non-exempt   assets.   Transaction  costs
                     involved in such  restructuring  may  adversely  affect the Fund's performance  and possibly  offset any gains  achieved by investing in the assets sold.

                     For  temporary  defensive  or  liquidity  purposes,  the  Fund may invest in  securities  the interest on which is subject to federal income tax.

                     Florida  tax-exempt  securities are debt obligations which (i) are issued by or on behalf of the state of Florida  or its  respective
                     authorities,    agencies,    instrumentalities    and    political
                     subdivisions,  and (ii) produce  interest which, in the opinion of bond  counsel  at the time of  issuance,  is exempt  from  federal income  tax and the  value  of which is  exempt  from the  Florida intangible personal property tax.

                     For more information  about the Fund's  investment  strategies and a more complete  description  of the  securities in which the Fund can invest,  please see  "Additional  Investment  Strategies"  and
                     "Investment Practices."

Fund Summary, Investment Strategy and Risks

                              Florida Tax-Free Money Fund
                                       continued

What are the main    Loss of money is a risk of  investing  in the Fund.  In  addition, your investment in the Fund may
  risks of investing be subject to the following principal risks:
  in this Fund?
                        State  Specific  Risk:  By  concentrating  its  investments  in
                        Florida,  the  Fund  may  be  more  vulnerable  to  unfavorable
                        developments   in  that   state   than   funds  that  are  more
                        geographically  diversified.  The economy of Florida is largely concentrated in agriculture,  tourism and  construction  and is adversely  affected by severe  weather  conditions.  It is also impacted  by changes  in the  economies  of  Central  and South
                        America.

                        Diversification  Risk:  As a  non-diversified  fund,  the  Fund
                        may  invest  a  greater   percentage   of  its  assets  in  the
                        securities  of a  single  issuer  than do other  mutual  funds, therefore Fund  performance  can be  significantly  affected by the performance of one or a small number of issuers.

                        Interest-Rate   Risk:   The   possibility   that   the   Fund's
                        investments  will  decline  in  value  due  to an  increase  in interest  rates,  or that the Fund's yield will decrease due to a decline in interest rates.

                        Credit  Risk:  The  possibility  that  an  issuer  cannot  make timely  interest  and  principal  payments on its  obligations.
                        The lower a security's rating, the greater its credit risk.

                        For more  information  about these risks,  please see "Glossary of Investments Risks."

     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.




Fund Summary, Investment Strategy and Risks

                              Florida Tax-Free Money Fund
                                       continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows the performance of the Fund's Investment A Shares for its first full calendar year of operations.*

Performance Bar Chart and Table  (TO COME)

                                                Best Quarter      %
                                                Worst Quarter     %




*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended December 31, 2001.

                                                   Average Annual Total Returns
                                                      (for the periods ended
                                                      December 31, 2001)
                                                      (TO COME)
                                                                    Since Class
                                                    1 Year           Inception

Florida Tax-Free Money Fund--Investment A Shares        %                 %*

*     Since 1/28/99.

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-Free Money Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fund Summary, Investment Strategy and Risks

                              Florida Tax-Free Money Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                             Investment A
(fees paid directly from your investment)                       Shares
                                                                ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                               0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*               0%

Annual Fund Operating Expenses                               Investment A
(expenses deducted from the Fund's assets)**                    Shares
                                                                ------

Investment Advisory Fees                                            %
Distribution and/or Service (12b-1) Fees                            %
Other Expenses                                                      %
Total Annual Fund Operating Expenses**                              %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year      3 Years     5 Years    10 Years
                              ------      -------     -------    --------

Investment A Shares           $            $           $          $

Fund Summary, Investment Strategy and Risks

                            U.S. Treasury Money Market Fund

Fund Summary

Investment Goal         To seek to maximize  current  income while  preserving  capital
                        and   maintaining   liquidity  by  investing   exclusively   in
                        obligations  issued by the U.S.  Government  and  backed by its full  faith  and  credit  and  in  repurchase  agreements  with respect to such obligations

Investment Focus        U.S. Treasury obligations

Principal Investment Strategy Invests  exclusively in U.S.  Government  obligations and repurchase agreements on such obligations

Share Price Volatility  Low

Investor Profile        Highly  risk averse  investors  seeking  current  income from a money  market  fund that  invests  primarily  in U.S.  Treasury obligations

Investment Strategy     The  Huntington  U.S.  Treasury  Money  Market  Fund  seeks  to
                        maximize   current   income   while   preserving   capital  and
                        maintaining  liquidity by investing  exclusively in obligations issued by the U.S.  Government  and  backed  by its full  faith and credit and in  repurchase  agreements  with respect to such obligations.

                        The  Adviser  strives to  maintain a $1.00 net asset  value per share for the U.S.  Treasury  Money  Market  Fund by  investing
                        substantially   all  of  the   Fund's   assets  in   short-term
                        obligations   of  the  U.S.   government.   In   managing   the
                        portfolio,  the  Adviser  determines  an  appropriate  maturity range  for the Fund  (currently  between  25 and  60 days)  and
                        each  individual  security  held.  In  addition,   the  Adviser
                        analyzes  cash flows,  maturities,  settlements,  tax  payments and yields  and  opposite  direction;  and  monitors  new issue calendars for potential purchases.

                        For more  information  about the Fund's  investment  strategies and a more  complete  description  of the  securities  in which
                        the  Fund  can  invest,   please  see  "Additional   Investment
                        Strategies" and "Investment Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in the Fund
  investing in this Fund?           may be subject to the following principal risks:

                           Interest-Rate  Risk: The  possibility  that the value of the
                           Fund's  investments  will  decline  due  to an  increase  in interest  rates,  or that the Fund's yield will decrease due to a decline in interest rates.

                           For  more   information   about  these  risks,   please  see
                           "Glossary of Investments Risks."

     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund Summary, Investment Strategy and Risks

                            U.S. Treasury Money Market Fund
                                       continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

                                                      Best Quarter:      %
                                                      Worst Quarter:     %

*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended December 31, 2001.

                          Average Annual Total Returns
                             (for the periods ended
                               December 31, 2001)
                                    (TO COME)
                                                             Since Class
                                       1 Year       5 Years   Inception

U.S. Treasury Money Market Fund--
  Investment A Shares                     %            %         %*

*      Since 10/19/93.

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.


Fund Summary, Investment Strategy and Risks

                            U.S. Treasury Money Market Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                              Investment A
(fees paid directly from your investment)                         Shares
                                                                  ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                  0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                 0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*                 0%

Annual Fund Operating Expenses                                Investment A
(expenses deducted from the Fund's assets)**                     Shares
                                                                 ------

Investment Advisory Fees                                               %
Distribution and/or Service (12b-1) Fees                               %
Other Expenses                                                         %
Total Annual Fund Operating Expenses**                                 %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year      3 Years     5 Years    10 Years
                         ------      -------     -------    --------

Investment A Shares         $           $           $           $


Fund Summary, Investment Strategy and Risks

                                      Growth Fund

Fund Summary

Investment Goal            To   seek  to   achieve   long-term   capital   appreciation
                           primarily through investing in equity securities

Investment Focus           Common stocks of medium to large companies

Principal Investment Strategy       Seeks   to    invest    in    companies    offering
                           above-average growth potential

Share Price Volatility     Moderate to High

Investor Profile           Long-term investors seeking capital appreciation

Investment Strategy        The  Huntington  Growth  Fund  seeks  to  achieve  long-term capital  appreciation  primarily through investing in equity securities.

                           The  Adviser  intends  to invest  in common  stock and other equity  securities,  such as preferred  stock,  of medium or large  companies which it believes offer  opportunities  for growth.  The  Adviser  occasionally  invests in  established
                           companies   which  present  growth   opportunities   and  it
                           believes have temporarily depressed prices.

                           In selecting  investments,  the Adviser  reviews  historical earnings,  revenue  and  cash  flow  to  identify  the  best companies  in  each  industry  and to  evaluate  the  growth potential  of these  companies.  On an  ongoing  basis,  the
                           Adviser  also  monitors  the Fund's  existing  positions  to determine the benefits of retention.

                           For   more   information   about   the   Fund's   investment
                           strategies   and  a  more   complete   description   of  the
                           securities  in  which  the  Fund  can  invest,   please  see
                           "Additional    Investment    Strategies"   and   "Investment
                           Practices."

What are the main risks    Loss  of  money  is a risk  of  investing  in the  Fund.  In addition, your investment in the
  of investing in this Fund?  Fund may be subject to the following principal risks:

                              Market  Risk:  The  possibility  that  the  Fund's  stock
                              holdings  will  decline  in price  because  of a  general
                              decline in the stock market.  Markets  generally  move in
                              cycles,   with  periods  of  rising  prices  followed  by
                              periods of falling  prices.  The value of your investment
                              will tend to  increase  or  decrease in response to these
                              movements.

                              Investment  Style Risk: The possibility  that the kind of
                              stocks  on which  this Fund  focuses--those  of medium to
                              large  U.S.  growth  companies--will  underperform  other
                              types of stock investments or the market as a whole.

                              The Fund  may  trade  securities  actively,  which  could
                              increase  its  transaction  costs  (thereby  lowering its
                              performance)  and  increase  the amount of taxes that you
                              pay.

                              For  more  information  about  these  risks,  please  see
                              "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks

                                      Growth Fund
                                       continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

                                                   Best Quarter:    %
                                                   Worst Quarter:   %









*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2001 to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

                          Average Annual Total Returns
                             (for the periods ended
                               December 31, 2001)
                                    (TO COME)
                                                                        Since
                                                    1 Year  5 Years   Inception

Growth Fund--Investment A Shares
(with a 5.75% sales charge)                             %        %         %*
Growth Fund--Investment B Shares**
(with applicable Contingent Deferred Sales Charge)      %        %         %*
S&P 500 Index(1)                                        %        %         %+

(1) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

*    Since 5/1/91.

** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC. + Since 5/31/91.

Fund Summary, Investment Strategy and Risks

                                      Growth Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                            Investment AInvestment B
(fees paid directly from your investment)                      Shares      Shares
                                                               ------      ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                              0%      5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***              0%         0%

Annual Fund Operating Expenses                               Investment AInvestment B
(expenses deducted from the Fund's assets)                      Shares+    Shares
                                                                -------    ------

Investment Advisory Fees                                            %           %
Distribution and/or Service (12b-1) Fees                            %           %
Other Expenses                                                      %           %
Total Annual Fund Operating Expenses                                %           %


*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges." *** Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 Year      3 Years     5 Years    10 Years
                                       ------      -------     -------    --------

Investment A Shares                    $            $            $         $
Investment B Shares
If you do not sell your shares:        $            $            $         $
If you sell your shares at the end of the period:   $            $         $        $


Fund Summary, Investment Strategy and Risks

                                  Income Equity Fund

Fund Summary

Investment Goal            To  seek  to  achieve  high  current   income  and  moderate
                           appreciation  of capital  primarily  through  investment  in income-producing equity securities

Investment Focus           Common and preferred stocks

Principal Investment Strategy       Attempts   to   identify   stocks   that  pay  high
                           dividends

Share Price Volatility     Moderate

Investor Profile           Investors  seeking  capital   appreciation   potential  with
                           higher  current  income  and  lower   volatility   than  the
                           average stock fund

Investment Strategy        The  Huntington  Income  Equity  Fund seeks to achieve  high
                           current   income  and  moderate   appreciation   of  capital
                           primarily  through  investment  in  income-producing  equity securities.

                           The Adviser  focuses  primarily on equity  securities,  such as common stock and  preferred  stock,  which have a history of  increasing  or paying high  dividends.  As an additional income  source,  the  Adviser  also  invests  in  investment grade corporate debt obligations,  such as bonds,  notes and debentures.  The  Fund  may  also  invest  up to  10% of its total  assets in debt  obligations  rated  below  investment grade  (securities  rated  below BBB by Standard & Poor's or
                           Baa by  Moody's).  At least 65% of the Fund's  total  assets will be  invested  in  income-producing  equity  securities.
                           The  Adviser  selects  securities  which  it  believes  will
                           maintain  or  increase  the  Fund's   current  income  while
                           maintaining a price/earnings ratio below the market.

                           In evaluating  the current yield of a security,  the Adviser considers  dividend  growth to be most  important,  followed by  capital  appreciation.  The  Adviser  actively  monitors
                           market  activity  which  impacts  dividend   decisions.   In
                           general,  the Fund will sell a security  when  dividends are no longer expected to increase.

                           For   more   information   about   the   Fund's   investment
                           strategies   and  a  more   complete   description   of  the
                           securities  in  which  the  Fund  can  invest,   please  see
                           "Additional    Investment    Strategies"   and   "Investment
                           Practices."

Fund Summary, Investment Strategy and Risks

                                  Income Equity Fund
                                       continued

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in the Fund
  investing in this Fund?     may be subject to the following principal risks:

                            Market  Risk:  The   possibility   that  the  Fund's  stock
                            holdings  will  decline in price  because of a broad  stock market  decline.  Stock markets  generally  move in cycles, with  periods  of rising  prices  followed  by  periods  of falling  prices.  The value of your investment will tend to increase or decrease in response to these movements.

                            Investment   Style   Risk:   The   possibility   that   the
                            securities  on  which  this  Fund  focuses--the  stocks  of undervalued,  dividend-paying  companies--will underperform other kinds of investments or market averages.

                            Interest  Rate  Risk:  The  possibility  that the  value of the Fund's  investments  will decline due to an increase in interest  rates or that the Fund's yield will  decrease due to a decrease in interest rates.

                            Credit  Risk:  The  possibility  that a bond issuer  cannot make timely  interest and principal  payments on its bonds.
                            The lower a bond's rating, the greater its credit risk.

                            The  Fund  may  trade  securities  actively,   which  could
                            increase  its  transaction   costs  (thereby  lowering  its
                            performance)  and  increase  the  amount of taxes  that you pay. For more  information  about these  risks,  please see
                            "Glossary of Investment Risks."


Fund Summary, Investment Strategy and Risks

                                  Income Equity Fund
                                       continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)

                                                      Best Quarter    %
                                                      Worst Quarter   %





*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2001, to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

                                                      Average Annual Total Returns
                                                      (for the periods ended
                                                      December 31, 2001)
                                                      (TO COME)
                                                                            Since
                                       1 Year       5 Years    10 Years   Inception
                                       ------       -------    --------   ---------
Income Equity Fund--Investment A Shares*
(with a 5.75% sales charge)                %            %           %         %**
Income Equity Fund--Investment B Shares***
(with applicable Contingent
Deferred Sales Charge)                     %            %           %         %**
S&P 500 Index(1)                           %            %           %          %+


(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

* Prior to 5/14/97 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.

**   Since 7/3/89.

*** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.

+    Since 7/31/89.

Fund Summary, Investment Strategy and Risks

                                  Income Equity Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                           Investment A Investment B
(fees paid directly from your investment)                     Shares       Shares
                                                              ------       ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                            5.75%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%         5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%           0%

Annual Fund Operating Expenses                            Investment A  Investment B
(expenses deducted from the Fund's assets)                   Shares+       Shares
                                                             -------       ------

Investment Advisory Fees                                           %            %
Distribution and/or Service (12b-1) Fees                           %            %
Other Expenses                                                     %            %
Total Annual Fund Operating Expenses                               %+           %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

+    Expense information has been restated to reflect current fees.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 Year  3 Years     5 Years    10 Years
                                       ------  -------     -------    --------

Investment A Shares                    $        $           $           $
Investment B Shares
If you do not sell your shares:        $        $           $           $
If you sell your shares at the
     end of the period:                $        $           $           $

Fund Summary, Investment Strategy and Risks

                                  Rotating Index Fund

Fund Summary

Investment Goal        To seek to  approximate  the returns of the  broad-based  equity market index as determined by the Fund's  Investment  Adviser to be the most favorable in a given market environment.

Investment Focus       Common stocks and index-based securities

Principal Investment Strategy       Attempts    to   emulate   the   returns   of   the
                       broad-based  equity  index  determined  by the Adviser to be the most favorable  given current  economic  conditions by investing
                       in  the  stocks   comprising   that  index  or  in   index-based
                       securities.

Share Price Volatility  Moderate to High

Investor Profile       Long-term investors seeking capital appreciation

Investment Strategy    The  Huntington  Rotating  Index Fund seeks to  approximate  the
                       returns  of  various   broad-based   equity  market  indices  as
                       determined  by the  Fund's  Investment  Adviser  to be the  most favorable in a given market environment.

                       The  Fund  will  pursue  its  objective,   under  normal  market
                       conditions,   by  investing  (either  directly  or  through  the
                       ownership  of domestic  index-  based  securities,  as described below)  substantially  all of its  assets  in  the  stocks  that comprise the  broad-based  equity index selected by the Adviser.
                       In  determining  which  broad-based  equity  index the Fund will seek to  emulate,  the  Adviser  will use  top-down  analysis to
                       evaluate  broad  economic  trends,   anticipate  shifts  in  the
                       business  cycle,  and determine  which sectors or industries may benefit  the most over the next  12 months.  The Fund  currently seeks to  approximate  the  returns  of the  Russell  2000 Index
                       ("Russell  2000").  The Adviser  will  continuously  monitor the market  environment  and may  shift  the  index  that  the  Fund emulates when the Adviser  determines  that another broad- based
                       equity  index  is  more  favorable   given  the  current  market
                       environment.

                       Until the total assets of the Fund reach  $70 million,  the Fund will not invest  directly  in the  individual  securities  which comprise  the index  selected by the  Adviser,  but will instead invest  indirectly  in the  index  through  its  acquisition  of index-based  securities such as iShares Russell 2000 Index Fund,
                       Standard & Poor's Depository  Receipts  ("SPDRs") and NASDAQ-100
                       Index Tracking Stock ("NASDAQ 100s").

                       Although the Fund will  attempt to remain fully  invested in the composite  stocks of the selected broad based equity index,  for
                       liquidity  purposes,   the  Fund  may  invest  in  money  market
                       instruments.

Fund Summary, Investment Strategy and Risks

                                  Rotating Index Fund
                                       continued

                        Index-based  securities  are  exchange-traded  securities  that represent  ownership  in  a  long-term  investment  trust  that holds a  portfolio  of  common  stocks  designed  to track  the price  performance and dividend yield of an index,  such as the
                        Russell 2000, S&P 500 Index, or the NASDAQ-100 Index.

                        A  broad-based  equity  index  is one that  provides  investors with a performance  indicator of the overall  applicable  stock market  or  a  substantial  portion  of  the  market.  Examples include,  but are not limited to, the S&P 500 Index,  Dow Jones
                        Industrial  Average,  NASDAQ-100  Index or Russell  2000 Index.
                        Additionally,   indexes  emphasizing  large,  medium  or  small
                        capitalization  companies  as well as  growth  or value  stocks
                        would  also  be  considered   broad-based.   An  index  is  not
                        considered  to be  broad-based  if it is composed of securities
                        of  firms  in  a  particular   industry  or  group  of  related
                        industries.

                        For a more  complete  description  of the  securities  in which the Fund can invest, please see "Investment Practices."

What are the main risks Loss  of  money  is  a  risk  of  investing  in  the  Fund.  In addition, your investment in the Fund
  of investing in this Fund?  may be subject to the following principal risks:

                            Market  Risk:  The   possibility   that  the  Fund's  stock
                            holdings  will  decline in price  because of a broad  stock market  decline.  Stock markets  generally  move in cycles, with  periods  of rising  prices  followed  by  periods  of falling  prices.  The value of your investment will tend to increase or decrease in response to these movements.

                            Investment   Style   Risk:   The   possibility   that   the
                            securities  on which this Fund  focuses--the  stocks of the broad-based  equity  index  selected  by the  Adviser--will
                            underperform   other   kinds  of   investments   or  market
                            averages.

                            Small  Company  Risk:  Investing  in smaller,  lesser-known companies  involves  greater  risk than  investing in those that  are more  established.  A small  company's  financial well-being  may, for example,  depend heavily on just a few products  or  services.  In  addition,  investors  may have limited  flexibility  to buy or sell small company  stocks, as compared to those of larger firms.

                            The  Fund  may  trade  securities  actively,   which  could
                            increase  its  transaction   costs  (thereby  lowering  its
                            performance)  and  increase  the  amount of taxes  that you pay.

                            For  more   information   about   the   Fund's   investment
                            strategies and more information  about these risks,  please see  "Additional  Investment  Strategy"  and  "Glossary  of
                            Investment Risks."


Fund Summary, Investment Strategy and Risks

                                  Rotating Index Fund
                                       continued

Performance Information

     This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                           Investment A
(fees paid directly from your investment)                     Shares
                                                              ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                            1.50%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%

Annual Fund Operating Expenses                                Investment
A
(expenses deducted from the Fund's assets)                     Shares
                                                               ------

Investment Advisory Fees                                            %
Distribution and/or Service (12b-1) Fees                            %
Other Expenses                                                      %
Total Annual Fund Operating Expenses                                %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 Year     3 Years   5 Years   10 Years
                             ------     ----------------------------

Investment A Shares            $           $         $          $

Fund Summary, Investment Strategy and Risks

                                 Dividend Capture Fund

Fund Summary

Investment Goal               To  seek  total  return  on  investment,   with  dividend
                              income as an important component of that return

Investment Focus              U.S.   common   stocks  and  covered   option   positions
                              relative to those stocks

Principal Investment Strategy       Attempts  to  identify  stocks  that pay  dividends
                              and hedge against adverse market swings

Share Price Volatility        Moderate

Investor Profile              Investors   seeking   capital   appreciation   with   the
                              potential  for higher  current  income  than the  average
                              stock fund

Investment Strategy           The Huntington  Dividend  Capture Fund seeks total return
                              on  investment,  with  dividend  income  as an  important
                              component of that return.

                              To pursue its  primary  goal,  the Fund  invests at least
                              65% of its  assets  in  dividend-paying  stocks  that the
                              Adviser  believes are  undervalued or  out-of-favor.  The
                              Adviser  intends  to invest in  common  stock,  preferred
                              stock, and REIT's (real estate  investment  trusts) which
                              pay high  dividends.  The Fund may invest in  convertible
                              bonds and other  types of hybrid  securities  (securities
                              that  contain  aspects of both stocks and  bonds).  As an
                              additional  income  source,  the Adviser will  frequently
                              purchase   stocks  in  a  short   period   prior  to  the
                              ex-dividend  date (the interval  between the announcement
                              and the payments of the next dividend).

                              The  companies  in which the Fund  invests are  generally
                              mature,    middle    and    large-capitalization     U.S.
                              corporations.   In-depth   fundamental   research   (both
                              quantitative   and   qualitative)   confirms   the  value
                              characteristics  of  individual  stocks and evaluates the
                              company's  future  prospects.  Quantitative  analysis  is
                              used  to   identify   stocks   that  they   believe   are
                              undervalued   relative   to   the   market   and  to  the
                              security's historic  valuations.  Factors considered will
                              include  fundamental  factors  such as  earnings  growth,
                              cash  flow,  and  credit  quality  to  identify  the best
                              companies.  The  Adviser  then uses a  qualitative  stock
                              selection  model  based  on  earnings   expectations  and
                              supplemental  valuation  measures  to narrow  the list of
                              stocks  to the  most  attractive.  The  Fund  may,  under
                              varying  market  conditions,  employ  various  strategies
                              which involve put and/or call option contracts.

                              The  Adviser  typically  begins to pare  down a  position
                              when the stock has  declared  an  ex-dividend  date or is
                              at a valuation  level  that,  in the  Adviser's  opinion,
                              leaves  little  for  investor   gain.   The  Adviser  may
                              eliminate  a  stock  from  the  Fund's  portfolio  if its
                              long-term fundamentals become unfavorable.


Fund Summary, Investment Strategy and Risks

                                 Dividend Capture Fund
                                       continued

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

     The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

     For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

     What are the main risks Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund of investing in this Fund? may be subject to the following principal risks:

     Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

     Investment  Style Risk: The  possibility  that the securities on which this
Fund  focuses--the  stocks  of  undervalued,   dividend-paying   companies--will
underperform other kinds of investments or market averages.

     Basis Risk: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

     For more information about these risks, please see "Glossary of Investment Risks."

Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.


Fund Summary, Investment Strategy and Risks

                                 Dividend Capture Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                            Investment AInvestment B
(fees paid directly from your investment)                      Shares      Shares
                                                               ------      ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                              0%      5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***              0%         0%

Annual Fund Operating Expenses                               Investment AInvestment B
(expenses deducted from the Fund's assets)                      Shares     Shares
                                                                ------     ------

Investment Advisory Fees                                            %           %
Distribution and/or Service (12b-1) Fees                            %           %
Other Expenses                                                      %           %
Total Annual Fund Operating Expenses                                %           %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                         1 Year     3 Years

Investment A Shares                                      $           $
Investment B Shares
If you do not sell your shares:                          $           $
If you sell your shares at the end of the period:        $           $

Fund Summary, Investment Strategy and Risks

International Equity Fund

Fund Summary

Investment Goal         To seek total return on its assets

Investment Focus        Equity securities of companies based outside the U.S.

Principal Investment Strategy Attempts  to  identify  equity  securities  of  companies based  outside the U.S.  with the best  potential  for superior long-term investment returns

Share Price Volatility  High

Investor Profile        Investors  who want  total  return,  are  willing to accept the
                        increased   risks   of   international    investing   for   the
                        possibility  of  higher   returns,   and  want  exposure  to  a
                        diversified portfolio of international stocks

Investment Strategy     The Fund's  investment  objective  is to obtain a total  return on its assets.  The Fund's  total  return  will  consist of two components:  (1) changes  in the market value of its  portfolio securities  (both  realized and unrealized  appreciation);  and
                        (2) income  received  from its portfolio  securities.  The Fund
                        expects  that  changes  in  market  value  will   comprise  the
                        largest  component  of its  total  return.  While  there  is no
                        assurance   that  the  Fund   will   achieve   its   investment
                        objective,  it endeavors to do so by following  the  strategies and policies  described  in this  prospectus.  This  investment objective  may  be  changed  by  the  Fund's  Trustees  without shareholder approval.

                        The Fund  pursues its  investment  objective  by  investing  at least  80% of its  assets in  equity  securities,  65% of which will be  invested  in  companies  based  outside  the U.S.  The
                        Adviser  manages the Fund based on the view that  international equity markets are  inefficient at pricing  securities and that careful  security  selection  offers  the  best  potential  for superior  long-term  investment  returns.  The  Adviser  uses a
                        "bottom-up"  approach  to  stock  selection  and  selection  of
                        industry  and  country  are   secondary   considerations.   The
                        Adviser   attempts   to   purchase    securities   with   value
                        characteristics  consistent  with an overall  assessment of the economic environment in which the underlying company operates.

Fund Summary, Investment Strategy and Risks

                               International Equity Fund
                                       continued

                        The  Adviser  ranks the  relative  valuation  and recent  price performance  of a  universe  of  companies.  The  Adviser  then
                        evaluates  the  most   attractively   valued  portion  of  this
                        universe     using    such    factors    as    the    company's
                        price-to-earnings   ratio,  enterprise  value,  organic  growth
                        rates versus  growth  through  acquisition,  product  niche and management  quality.  The Adviser  also  reviews the  company's financial  statements and forecasts of earnings.  Based on this information,  the Adviser  evaluates the  sustainability of the company's  current  growth trends and  potential  catalysts for increased  valuation,  based on the company's  potential to add economic value to the enterprise.

                        The  Adviser  frequently   identifies  benchmarks  for  certain
                        securities  such as  price-to-earnings  ratios or stock prices.
                        Once those  benchmarks  are  achieved,  the Adviser  will often consider  selling  all or a portion of the Fund's  holdings  to lock in  profit.  Holdings  will  also be sold if they  fail to
                        meet    performance    expectations   or   better    investment
                        opportunities are identified.

                        With respect to the Fund's  investments  in developed  markets, companies may be grouped  together in broad  categories  called business  sectors.  The Adviser may emphasize  certain business
                        sectors  in  the  portfolio   that  exhibit   stronger   growth
                        potential or higher  profit  margins.  The Fund will not invest more than 20% of its assets in  companies  located in  emerging markets.  In selecting  emerging markets  countries in which to invest,  the Adviser  reviews the country's  economic  outlook, its  interest  and  inflation  rates,  and  the  political  and foreign  exchange  risk of investing  in a particular  country.
                        The  Adviser  then  analyzes  companies  located in  particular emerging market countries.


Fund Summary, Investment Strategy and Risks

                               International Equity Fund
                                       continued

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

     For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

     What are the main risks Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund of investing in this Fund? may be subject to the following principal risks:

     Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

     Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of foreign companies--may underperform other kinds of investments or the market as a whole.

     Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Additionally, the Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     Foreign Securities Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

Fund Summary, Investment Strategy and Risks

                               International Equity Fund
                                       continued

     Custodial  Services and Related  Investment Costs:  Custodial  services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

     For more information about these risks, please see "Glossary of Investment Risks."

Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fund Summary, Investment Strategy and Risks

                               International Equity Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                      Investment AInvestment B
(fees paid directly from your investment)                Shares      Shares
                                                         ------      ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                       5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                        0%      5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***        0%         0%

Annual Fund Operating Expenses                         Investment AInvestment B
(expenses deducted from the Fund's assets)                Shares     Shares
                                                          ------     ------

Investment Advisory Fees                                      %           %
Distribution and/or Service (12b-1) Fees                      %           %
Other Expenses                                                %           %
Total Annual Fund Operating Expenses                          %           %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year      3 Years     5 Years    10 Years
                                    ------      -------     -------    --------

Investment A Shares                    $            $           $           $
Investment B Shares
If you do not sell your shares:        $            $           $           $
If you sell your shares at the end
of the period:   $           $           $       $

Fund Summary, Investment Strategy and Risks

                                 Mid Corp America Fund

Fund Summary

Investment Goal         To seek long-term capital  appreciation by investing  primarily in equity  securities of companies that are either  included in the Russell  3000 Index or have market  capitalizations  within the range of such included companies

Investment Focus        Common stocks

Principal Investment Strategy       Attempts to  identify  companies  with  outstanding
growth characteristics

Share Price Volatility  Moderate to High

Investor Profile        Long-term investors seeking capital appreciation

Investment Strategy     The  Huntington Mid Corp America Fund seeks  long-term  capital
                        appreciation   by   investing   primarily   in  a   diversified
                        portfolio  of  securities   consisting  of  common  stocks  and
                        securities  convertible  into common stocks such as convertible bonds and convertible  preferred  stocks.  To pursue this goal, the Fund invests  primarily in common stocks of companies  with market  capitalizations  at the time of  purchase  in the range of companies  in the Russell  3000 Index.  The Fund will mainly focus on the 2000 companies with market  capitalization  in the middle of the Russell  3000 Index and will  normally not invest in the 500 companies  with the smallest  market  capitalization or 500 companies  with the largest market  capitalization.  The
                        Russell 3000 Index  represents the top 3,000 NASDAQ,  NYSE, and
                        AMEX  U.S.   domiciled   stocks  as  ranked  by  their   market
                        capitalization.  As of June 30,  2001,  the Russell  3000 Index
                        statistics were as follows:  the average market  capitalization
                        was   approximately   $4.6 billion   and  the   median   market
                        capitalization  was approximately  $732 million.  The Index had a total  market  capitalization  range  of  approximately  $487 billion to $147 million.

                        In managing the Fund's portfolio,  the Adviser  emphasizes both growth  and value in  seeking  small  cap to mid cap  companies
                        with   above-average   growth  potential  or  with  temporarily
                        depressed  prices.  As a  result,  the Fund  will  invest  in a
                        blend  of  both  "growth"  and  "value"  stocks.   Factors  the
                        Adviser   typically    considers   is   selecting    individual
                        securities    include    fundamental    analysis,     valuation
                        techniques,  and technical analysis.  Fundamental analysis will
                        focus  on  qualitative   aspects  of  the  company's   product,
                        management,  and  competitive  strategy.  Valuation  techniques include  quantitative  screens to review  historical  earnings, revenue,  and cash flow.  Technical  analysis  will be deployed as it relates to the timing of  trading  the  securities.  This process  will be  utilized  to  identify  the  most  attractive
                        companies   in  each   industry  and  to  evaluate  the  growth
                        potential  of  these  companies.   On  an  ongoing  basis,  the
                        Adviser  monitors  the Fund's  existing  positions to determine benefits of retaining a particular security.


Fund Summary, Investment Strategy and Risks

                                 Mid Corp America Fund
                                       continued

                        The  Adviser  will  apply  a  top  down  strategy,   industries
                        weighted  relative  to the  benchmark  and the market  outlook.
                        Portfolio  optimization  programs  will be  deployed to enhance risk return potential.

                        The  Fund may  employ  option  strategies  which  utilize  puts and/or  calls  although  these  strategies  are not the primary means by which the Adviser seeks to add value.

                        The  Fund  actively  trades  its  portfolio  securities  in  an attempt to achieve its  investment  objective.  Active  trading will  cause the Fund to have an  increased  portfolio  turnover
                        rate,   which  is  likely  to   generate   shorter-term   gains
                        (losses) for  its  shareholders,  which  are  taxed at a higher
                        rate  than   longer-term   gains  (losses).   Actively  trading
                        portfolio  securities  increases  the Fund's  trading costs and may have an adverse impact on the Fund's performance.

                        The Fund  may,  from  time to time,  take  temporary  defensive positions  that  are  inconsistent  with the  Fund's  principal investment  strategies  in  attempting  to  respond  to adverse market, economic,  political or other conditions.  In these and in  other  cases,  the  Fund  may not  achieve  its  investment objective.

                        The Fund may also  invest in certain  other  equity  securities in addition to those described above.

                        For a more  complete  description  of the  securities  in which the Fund can invest, please see "Investment Practices."

What are the main risks       Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in the Fund
  of investing in this Fund?  may be subject to the following principal risks:

                             Market  Risk:  The  possibility   that  the  Fund's  stock
                             holdings  may  decline in price  because of a broad  stock market  decline.  Markets  generally move in cycles,  with periods of rising  prices  followed  by periods of falling
                             prices.   The  value  of  your  investment  will  tend  to
                             increase or decrease in response to these movements.

                             Investment  Style Risk:  The  possibility  that the market segment  on which  this  Fund  focuses--value  and  growth stocks  of  primarily  small  to mid  cap  companies--will
                             underperform   other  kinds  of   investments   or  market
                             averages.

                             Small/Mid  Cap Stock  Risk:  To the  extent  that the Fund invests  in  small  cap and mid cap  stocks,  it  takes on additional risks.  Small cap and mid cap stocks tend to be less  liquid  and more  volatile  than  large cap  stocks.
                             Smaller  companies  tend to depend heavily on new products and/or a few  products  or  services  and often  have less experienced management.

                             For  more  information  about  these  risks,   please  see
                             "Glossary of Investment Risks."

Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fund Summary, Investment Strategy and Risks

                                 Mid Corp America Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholders Fees                                            Investment AInvestment B
(fees paid directly from your investment)                       Shares     Shares
                                                                ------     ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%       5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%          0%

Annual Fund Operating Expenses                            Investment A  Investment B
(expenses deducted from the Fund's assets)                   Shares        Shares
                                                             ------        ------

Investment Advisory Fees                                           %            %
Distribution and/or Service (12b-1) Fees                           %            %
Other Expenses                                                     %            %
Total Annual Fund Operating Expenses                               %            %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                          1 Year     3 Years

       Investment A Shares                                $         $
       Investment B Shares
       If you do not sell your shares:                    $         $
       If you sell your shares at the end of the period:  $         $

Fund Summary, Investment Strategy and Risks

                                   New Economy Fund

Fund Summary

Investment Goal         To seek capital  appreciation by investing  primarily in equity
                        securities  of  companies   engaged  in  developing   products,
                        processes,   or  services   that   provide   technological   or
                        scientific advances and efficiencies

Investment Focus        Common stocks of technology and scientific companies

Principal Investment Strategy Long-term capital appreciation

Share Price Volatility  High

Investor Profile        Long-term investors seeking capital appreciation

Investment Strategy     The Huntington New Economy Fund seeks capital  appreciation  by investing  primarily in a  diversified  portfolio of securities consisting of common  stocks and  securities  convertible  into
                        common  stocks  such  as  convertible   bonds  and  convertible
                        preferred stocks.

                        Under normal market  conditions,  the Fund invests at least 65%
                        of total  assets in the equity  securities  of U.S.  and,  to a lesser extent, foreign technology and scientific companies.

                        "New  economy"  companies  are  those  that  are  substantially engaged in  developing  products,  processes,  or services that provide  technological or scientific advances.  Those companies may be in any of a  variety  of  industries,  such as  computer
                        hardware,   software,   electronic   components   and  systems,
                        telecommunications,   Internet,   media  information   services
                        companies,  biotechnology,  robotics,  and energy  replacement.
                        They   also  may   include   companies   in  more   traditional
                        industries,  such as certain consumer products retailers,  that have extensively used  technological or scientific  advances to develop new or to improve  products or processes  and make them more efficient.

                        The  Fund  generally  takes  a  growth  approach  to  selecting stocks,  looking  for  companies  that  appear  poised  to grow because of new products,  technology or management,  as well as new companies that are in the developmental  stage.  Factors in
                        identifying   these   companies  may  include  the  quality  of
                        management,  financial strength,  a strong position relative to
                        competitors   and  a  stock  price  that   appears   reasonable
                        relative to its expected  growth  rate.  The Fund may invest in
                        companies   of  any  size,   including   small,   high   growth
                        companies.  The Fund also may invest in companies  whose shares are being,  or  recently  have been,  offered to the public for the first time.

                        The  Fund  reserves  the  right  to  invest  up to 35% of total assets  in other  securities,  such  as,  corporate  bonds  and government securities.

                        The  Fund  actively  trades  its  portfolio  securities  in  an attempt to achieve its  investment  objective.  Active  trading will  cause the Fund to have an  increased  portfolio  turnover
                        rate,   which  is  likely  to   generate   shorter-term   gains
                        (losses) for  its  shareholders,  which  are  taxed at a higher
                        rate  than   longer-term   gains  (losses).   Actively  trading
                        portfolio  securities  increases  the Fund's  trading costs and may have an adverse impact on the Fund's performance.

Fund Summary, Investment Strategy and Risks

                                   New Economy Fund
                                       continued

The  Fund  may,  from  time to  time,  take  temporary  defensive  positions  that  are inconsistent with the Fund's principal  investment  strategies in attempting to respond to adverse  market,  economic,  political  or other  conditions.  In these and in other cases, the Fund may not achieve its investment objective.

For a more  complete  description  of the  securities  in which  the  Fund can  invest, please see "Investment Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in the Fund
  investing in this Fund?     may be subject to the following principal risks:

                              Market  Risk:  The  possibility  that  the  Fund's  stock
                              holdings  will decline in price  because of a broad stock
                              market decline.  Stock markets  generally move in cycles,
                              with  periods  of rising  prices  followed  by periods of
                              falling  prices.  The value of your  investment will tend
                              to increase or decrease in response to these movements.

                              Investment   Style  Risk:   The   possibility   that  the
                              securities  on which  this  Fund  focuses--the  stocks of
                              companies   focusing  on  technological   and  scientific
                              advancements--will    underperform    other    kinds   of
                              investments or market  averages.  The securities in which
                              the  Fund  invests  may  be  more  vulnerable  than  most
                              stocks  to  the  obsolescence  of  existing   technology,
                              expired    patents,    short   product   cycles,    price
                              competition,  market  saturation and new market  entrants
                              and may  fluctuate  in price more widely and rapidly than
                              the   market   as   a   whole.   These   securities   may
                              underperform  other  types of stocks or be  difficult  to
                              sell  when  the  economy  is not  robust,  during  market
                              downturns,  or when  technology or scientific  stocks are
                              out of favor.

                              Growth  Stock Risk:  The price of most growth  stocks are
                              based on future  expectations.  As a result, those stocks
                              tend to be more  sensitive  than value stocks to negative
                              earnings   surprises  and  changes  in  internal   growth
                              rates.  Growth  stocks  in  particular  may  underperform
                              during periods when the market favors value stocks.

                              Mid/Small  Cap Stock  Risk:  To the extent  that the Fund
                              invests  in  small  cap and mid cap  stocks,  it takes on
                              additional  risks.  Small cap and mid cap stocks  tend to
                              be less liquid and more  volatile  than large cap stocks.
                              Smaller   companies   tend  to  depend   heavily  on  new
                              products  and/or a few  products  or  services  and often
                              have less experienced management.

                              For  more  information  about  these  risks,  please  see
                        "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks

                                   New Economy Fund
                                       continued

Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                      Investment A Investment B
(fees paid directly from your investment)                Shares       Shares
                                                         ------       ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                      5.75%            0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                       0%         5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***       0%            0%

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Annual Fund Operating Expenses                  Investment A  Investment B
(expenses deducted from the Fund's assets)         Shares        Shares
                                                   ------        ------

Investment Advisory Fees                                 %            %
Distribution and/or Service (12b-1) Fees                 %            %
Other Expenses                                           %            %
Total Annual Fund Operating Expenses                     %            %

Fund Summary, Investment Strategy and Risks

                                   New Economy Fund
                                       continued

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 Year     3 Years

Investment A Shares                                            $           $
Investment B Shares
If you do not sell your shares:                                $           $
If you sell your shares at the end of the period:              $           $

Fund Summary, Investment Strategy and Risks

                               Mortgage Securities Fund

Fund Summary

Investment Goal         To seek to achieve current income

Investment Focus        Mortgage-related securities, including mortgage REITs

Principal Investment Strategy       Invests in mortgage-related  securities,  including
mortgage REITs

Share Price Volatility  Moderate

Investor Profile        Investors  willing to accept  the risk of a moderate  amount of fluctuation  in the value of their  investment  for the benefit of a higher total return potential

Investment Strategy     The  Huntington  Mortgage  Securities  Fund  seeks  to  achieve current income.

                        The  Adviser  invests  substantially  all of the  assets of the
                        Mortgage  Securities  Fund  in   mortgage-related   securities,
                        including  mortgage Real Estate  Investment  Trusts  ("REITs").
                        The Adviser  especially  focuses on securities which it expects
                        to  be  less  susceptible  to  prepayment  of  principal.   The
                        Adviser  endeavors  to  maintain  a   dollar-weighted   average
                        portfolio  life for the Fund of  between  three and ten  years.
                        The Fund may also  invest  up to 20% of its  assets  in  equity
                        REITs.  The Fund will indirectly bear its  proportionate  share of  expenses  incurred  by REITs in which the Fund  invests  in addition to the expenses incurred directly by the Fund.

                        In making  its  investment  decisions,  the  Adviser  considers various  economic  factors,  Federal Reserve  policy,  interest rate  trends  and  spreads  between  different  types  of fixed income  securities.  In  managing  the  portfolio,  the Adviser
                        monitors  the  Fund's  cash  flow,   maturities   and  interest
                        payments  and  tracks a  variety  of other  portfolio  security statistics.

                        Mortgage-related    securities   are   securities,    including
                        derivative   mortgage   securities   such   as   collateralized
                        mortgage  obligations  (CMOs),  whose  income is  generated  by payments of principal  and interest on pools of mortgage  loans and mortgage REITs.

                        REITs are pooled  investment  vehicles  which invest  primarily in income  producing  real estate or real estate  related loans or interest.  REITs are  generally  classified as equity REITs, mortgage REITs or a combination  of equity and mortgage  REITs.
                        Equity REITs  invest the  majority of their assets  directly in real property and derive income  primarily  from the collection of  rents.  Equity  REITs  can also  realize  capital  gains by selling  property  that  has  appreciated  in  value.  Mortgage
                        REITs  invest  the  majority  of their  assets  in real  estate mortgages  and derive  income from the  collection  of interest payments.  Similar  to  investment  companies,  REITs  are  not taxed on  income  distributed  to  shareholders  provided  they comply with several  requirements of the Internal  Revenue Code
                        (the "Code").

                        For more  information  about the Fund's  investment  strategies and a more  complete  description  of the  securities  in which
                        the  Fund  can  invest,   please  see  "Additional   Investment
                        Strategies" and "Investment Practices."


Fund Summary, Investment Strategy and Risks

                               Mortgage Securities Fund
                                       continued

What are the main risks Loss  of  money  is  a  risk  of  investing  in  the  Fund.  In addition, your investment in the Fund
  of investing in this Fund?  may be subject to the following principal risks:

                           Interest Rate Risk:  The  possibility  that the value of the
                           Fund's  investments  will  decline  due  to an  increase  in interest  rates or that the Fund's  yield will  decrease due to a decrease in interest rates.

                           Credit  Risk:  The  possibility  that a bond  issuer  cannot make timely  interest and  principal  payments on its bonds.
                           The lower a bond's rating, the greater its credit risk.

                           Prepayment/Call   Risk:  If  a  significant  number  of  the
                           mortgages    underlying   a    mortgage-backed    bond   are
                           refinanced,  the bond  may be  "prepaid."  Call  risk is the possibility  that,  during  periods  of  declining  interest
                           rates,      a     bond      issuer      will      "call"--or
                           repay--higher-yielding  bonds before  their stated  maturity date.  In both  cases,  investors  receive  their  principal back and are  typically  forced to reinvest it in bonds that pay  lower  interest  rates,  thus  reducing  income.  Rapid changes in  prepayment  and call rates can cause bond prices and yields to be volatile.

                           Extension  Risk:  As interest  rates rise,  mortgage-related
                           securities   tend  to   mature   later,   thus   effectively
                           converting   shorter-term   securities  into  more  volatile
                           long-term  securities.  This will also affect the  Adviser's ability to manage the average life of the Fund.

                           Real Estate/REIT  Risk: The Fund's  investments in REITs are subject  to the same  risks as  direct  investments  in real estate.  Real  estate  values  rise and fall in  response to
                           many  factors,   including  local,   regional  and  national
                           economic  conditions,  the demand for rental  property,  and
                           interest  rates.   In  addition,   REITs  may  have  limited
                           financial  resources,  may  trade  less  frequently  and  in
                           limited   volume  and  may  be  more   volatile  than  other
                           securities.

                           Prepayment/Call   Risk   and   Extension   Risk   are   more
                           pronounced  with respect to derivative  mortgage  securities
                           and  can  result  in  reduced   liquidity.   The   principal
                           derivative  mortgage  securities  in which the Fund  invests are collateralized mortgage obligations (CMOs).

                           The  Fund  may  trade  securities   actively,   which  could
                           increase  its  transaction   costs  (thereby   lowering  its
                           performance) and increase the amount of taxes that you pay.

                           For  more   information   about  these  risks,   please  see
                           "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks

                               Mortgage Securities Fund
                                       continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

                                                       Best Quarter     %
                                                       Worst Quarter    %





*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2001, to those of the Lehman Brothers Mortgage-Backed Securities Index. These returns reflect applicable sales charges.

                          Average Annual Total Returns
                             (for the periods ended
                               December 31, 2001)
                                    (TO COME)
                                                                     Since Class
                                                   1 Year  5 Years    Inception

Mortgage Securities Fund--Investment A Shares
(with a 4.75% sales charge)                              %        %        %*
Lehman Brothers Mortgage-Backed Securities(1)            %        %        %+

(1) The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole.

*      Since 6/2/92.
+      Since 6/30/92.

Fund Summary, Investment Strategy and Risks

                               Mortgage Securities Fund
                                       continued

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                            Investment A
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                              4.75%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***              0%

Annual Fund Operating Expenses                              Investment A
(expenses deducted from the Fund's assets)                     Shares+
                                                               -------

Investment Advisory Fees                                            %
Distribution and/or Service (12b-1) Fees                            %
Other Expenses                                                      %
Total Annual Fund Operating Expenses"                               %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

+    Expense information has been restated to reflect current fees.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 Year      3 Years     5 Years    10 Years
                          ------      -------     -------    --------

Investment A Shares       $            $           $          $

Fund Summary, Investment Strategy and Risks

                                  Ohio Tax-Free Fund

Fund Summary

Investment Goal         To seek to provide  current  income exempt from federal  income tax and Ohio personal income taxes.

Investment Focus        Ohio municipal securities

Principal Investment Strategy       Invests   primarily   in   investment-grade    Ohio
municipal securities

Share Price Volatility  Low to Moderate

Investor Profile        Ohio  residents  seeking  income  exempt from federal and state income taxes

Investment Strategy     The  Huntington  Ohio  Tax-Free  Fund seeks to provide  current income  exempt  from  federal  income  tax  and  Ohio  personal income taxes.

                        The  Adviser  invests  substantially  all of the  assets of the
                        Ohio  Tax-Free  Fund  in  Ohio   tax-exempt   securities.   The
                        securities  selected by the Adviser  are:  (i) rated  in one of
                        the   top   four   categories   by  a   Nationally   Recognized
                        Statistical  Rating   Organization;   or  (ii) not  rated,  but
                        deemed  by  the  Adviser  to  be  of  comparable   quality.  In
                        addition,  these  securities will have remaining  maturities of
                        no   more   than   15 years   and   the   Fund's    anticipated
                        dollar-weighted  average  maturity will be between four and ten years.  The Adviser also  establishes a desired yield level for new issues relative to U.S. Treasury securities.

                        In managing the  portfolio,  the Adviser  attempts to diversify the  Fund's  holdings  within  Ohio  as much  as  possible.  In selecting  securities,  the Adviser monitors  economic activity
                        and  interest  rate  trends,   reviews  financial   information
                        relating  to each  issuer  and  looks for  attractively  priced issues.

                        For  temporary  defensive or liquidity  purposes,  the Fund may invest  in  securities  the  interest  on which is  subject  to federal income tax or Ohio personal income taxes.

                        Ohio tax-exempt  securities are debt obligations  which (i) are issued by or on  behalf of the state of Ohio or its  respective
                        authorities,   agencies,    instrumentalities   and   political
                        subdivisions,  and (ii) produce  interest which, in the opinion of  bond  counsel  at the  time of  issuance,  is  exempt  from federal income tax and Ohio personal income taxes.

                        For more  information  about the Fund's  investment  strategies and a more  complete  description  of the  securities  in which
                        the  Fund  can  invest,   please  see  "Additional   Investment
                        Strategies" and "Investment Practices."

Fund Summary, Investment Strategy and Risks

                                  Ohio Tax-Free Fund
                                       continued

What are the main risks       Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in the Fund
  of investing in this Fund?  may be subject to the following principal risks:

                           State Specific  Risk: By  concentrating  its  investments in
                           Ohio,  the  Fund  may  be  more  vulnerable  to  unfavorable
                           developments   in  that  state  than  funds  that  are  more
                           geographically  diversified.  The economy of Ohio is largely concentrated in  agriculture,  motor vehicles and equipment,
                           steel,  rubber  products  and  household   appliances,   and
                           therefore  tends to be more  cyclical than some other states and the nation as a whole.

                           Diversification  Risk: As a  non-diversified  fund, the Fund may  invest  a  greater  percentage  of  its  assets  in the securities  of a single  issuer than do other mutual  funds, therefore Fund  performance  can be  significantly  affected by the performance of one or a small number of issuers.

                           For   more   information   about   the   Fund's   investment
                           strategies   and  a  more   complete   description   of  the
                           securities  in  which  the  Fund  can  invest,   please  see
                           "Additional    Investment    Strategies"   and   "Investment
                           Practices."


                           Interest Rate Risk:  The  possibility  that the value of the
                           Fund's  investments  will  decline  due  to an  increase  in interest  rates or that the Fund's  yield will  decrease due to a decrease in interest rates.

                           Credit  Risk:  The  possibility  that a bond  issuer  cannot make timely  interest and  principal  payments on its bonds.
                           The lower a bond's rating, the greater its credit risk.

                           Prepayment/Call   Risk:  If  a  significant  number  of  the
                           mortgages    underlying   a    mortgage-backed    bond   are
                           refinanced,  the bond  may be  "prepaid."  Call  risk is the possibility  that,  during  periods  of  declining  interest
                           rates,   a  bond   issuer   will   "call"  --  or  repay  --
                           higher-yielding  bonds before their stated maturity date. In both cases,  investors  receive their principal back and are typically  forced  to  reinvest  it in bonds  that pay lower interest  rates,  thus  reducing  income.  Rapid  changes in prepayment  and call rates can cause bond  prices and yields to be volatile.

                           The  Fund  may  trade  securities   actively,   which  could
                           increase  its  transaction   costs  (thereby   lowering  its
                           performance) and increase the amount of taxes that you pay.

                           For  more   information   about  these  risks,   please  see
                           "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)





Best Quarter           %
Worst Quarter          %

*     The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2001, to those of the Lehman Brothers 5-Year General Obligations Index. These returns reflect applicable sales charges.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)

                                                                          Since Class
                                                      1 Year      5 Years  Inception

Ohio Tax-Free Fund-- Investment A Shares
(with a 4.75% sales charge)                                %          %         %*
Lehman Brothers 5-Year General Obligations Index(1)        %          %         %+

(1) The unmanaged Lehman Brothers 5-Year General Obligations Index comprises intermediate-term, investment grade bonds with maturities between 4 and 6 years.

*  Since 5/1/91.
+  Since 5/31/91.

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                            Investment A
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                            4.75%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%

Annual Fund Operating Expenses                              Investment A
(expenses deducted from Fund's assets)                         Shares
                                                               ------

Investment Advisory Fees                                            %
Distribution and/or Service (12b-1) Fees                            %
Other Expenses                                                      %
Total Annual Fund Operating Expenses                                %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 Year      3 Years   5 Years    10 Years
                          ------      -------   -------    --------

Investment A Shares           $          $           $          $

Fund Summary, Investment Strategy and Risks

                                Michigan Tax-Free Fund

Fund Summary

Investment Goal               To seek to provide  investors  with current income exempt
                              from both federal and Michigan personal income taxes.

Investment Focus              Michigan municipal securities

Principal Investment Strategy Invests    primarily   in    investment-grade    Michigan
                              municipal securities

Share Price Volatility        Low to Moderate

Investor Profile              Michigan  residents  seeking  income  exempt from federal
                              and state income taxes.

Investment Strategy           The  Huntington  Michigan  Tax-Free Fund seeks to provide
                              investors  with current  income  exempt from both federal
                              and Michigan personal income taxes.

                              At least 80% of the Fund's  annual  interest  income will
                              be  exempt  from  federal   income  tax,   including  the
                              alternative  minimum tax. The securities  selected by the
                              Adviser for  investment  will have  remaining  maturities
                              of no more than  15 years.  The Adviser also  establishes
                              a desired  yield  level for new issues  relative  to U.S.
                              Treasury securities.

                              In  managing  the  portfolio,  the  Adviser  attempts  to
                              diversify  the Fund's  holdings  within  Michigan as much
                              as  possible.  In  selecting   securities,   the  Adviser
                              monitors  economic  activity  and  interest  rate trends,
                              reviews  financial  information  relating  to each issuer
                              and looks for attractively priced issues.

                              For temporary defensive or liquidity  purposes,  the Fund
                              may  invest  in  securities  the  interest  on  which  is
                              subject  to  federal  income  tax  or  Michigan  personal
                              income taxes.

                              Michigan  tax-exempt   securities  are  debt  obligations
                              which  (i) are  issued  by or on  behalf  of the state of
                              Michigan  or  its   respective   authorities,   agencies,
                              instrumentalities   and   political   subdivisions,   and
                              (ii) produce  interest  which,  in the  opinion  of  bond
                              counsel at the time of  issuance,  is exempt from federal
                              income tax and Michigan personal income taxes.

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              "Additional   Investment   Strategies"   and  "Investment
                              Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in
investing in this Fund?       the  Fund  may  be  subject  to the  following  principal
                              risks:

                                     State   Specific   Risk:  By   concentrating   its
                                     investments  in  Michigan,  the  Fund  may be more
                                     vulnerable  to  unfavorable  developments  in that
                                     state  than  funds  that are  more  geographically
                                     diversified.    The   economy   of   Michigan   is
                                     principally    dependent   upon   three   sectors:
                                     manufacturing    (particularly    durable   goods,
                                     automotive   products   and   office   equipment),
                                     tourism and agriculture.  It, therefore,  tends to
                                     be more  cyclical  than some other  states and the
                                     nation as a whole.

                                     Diversification  Risk: As a non-diversified  fund,
                                     the Fund may  invest a greater  percentage  of its
                                     assets in the  securities  of a single issuer than
                                     do other mutual funds,  therefore Fund performance
                                     can be  significantly  affected by the performance
                                     of one or a small number of issuers.

                                     Interest  Rate  Risk:  The  possibility  that  the
                                     value of the Fund's  investments  will decline due
                                     to an  increase  in  interest  rates  or that  the
                                     Fund's  yield will  decrease  due to a decrease in
                                     interest rates.

                                     Credit Risk:  The  possibility  that a bond issuer
                                     cannot  make   timely   interest   and   principal
                                     payments on its bonds.  The lower a bond's rating,
                                     the greater its credit risk.

                                     Prepayment/Call  Risk: If a significant  number of
                                     the mortgages  underlying a  mortgage-backed  bond
                                     are  refinanced,  the bond may be "prepaid."  Call
                                     risk is the  possibility  that,  during periods of
                                     declining  interest  rates,  a  bond  issuer  will
                                     "call"--or   repay--higher-yielding  bonds  before
                                     their  stated   maturity   date.  In  both  cases,
                                     investors  receive  their  principal  back and are
                                     typically  forced to reinvest it in bonds that pay
                                     lower interest rates, thus reducing income.  Rapid
                                     changes  in  prepayment  and call  rates can cause
                                     bond prices and yields to be volatile.

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering its  performance) and increase the amount
                                     of taxes that you pay.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)





Best Quarter                 %
Worst Quarter                %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2001, to those of the Lehman Brothers 5-Year Municipal Bond Index. These returns reflect applicable sales charges.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)
                                                                    Since Class
                                                 1 Year    5 Years   Inception

Michigan Tax-Free Fund(1)--Investment A Shares
(with a 4.75% sales charge)                          %          %        %*
Lehman Brothers 5-Year Municipal Bond Index(2)       %          %        %+

(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.

(2)  The unmanaged  Lehman Brothers 5-Year  Municipal Bond Index is comprised of
     intermediate-term,   investment  grade  tax-exempt  bonds  with  maturities
     between 4 and 6 years.

*  Since 12/2/91.
+  Since 12/31/91.

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                             Investment A
(fees paid directly from your investment)                       Shares
                                                                ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             4.75%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***              0%

Annual Fund Operating Expenses                               Investment A
(expenses deducted from the Fund's assets)                      Shares
                                                                ------

Investment Advisory Fees                                             %
Distribution and/or Service (12b-1) Fees                             %
Other Expenses                                                       %
Total Annual Fund Operating Expenses                                 %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 Year       3 Years    5 Years   10 Years
                           ------       -------    -------   --------

Investment A Shares            $           $           $          $

Fund Summary, Investment Strategy and Risks

                             Fixed Income Securities Fund

Fund Summary

Investment Goal               To  seek  to  achieve   high   current   income   through
                              investment in fixed income  securities  where the average
                              maturity of the Fund will not exceed 10 years

Investment Focus              U.S. Government  obligations,  corporate debt securities,
                              mortgage backed securities

Principal Investment Strategy Focuses  on  investment-grade   fixed  income  securities
                              that produce a high level of income

Share Price Volatility        Moderate

Investor Profile              Investors  willing  to  accept  the  risk  of a  moderate
                              amount of  fluctuation  in the value of their  investment
                              for the benefit of a higher total return potential

Investment Strategy           The  Huntington  Fixed  Income  Securities  Fund seeks to
                              achieve high current income  through  investment in fixed
                              income  securities  where  the  average  maturity  of the
                              Fund will not exceed 10 years.

                              The  Adviser  principally  invests  in a  combination  of
                              corporate  debt,  such as bonds,  notes  and  debentures,
                              and    obligations    issued   or   guaranteed   by   the
                              U.S. Government,  its agencies or instrumentalities.  The
                              selection of  corporate  debt  obligations  is limited to
                              those:  (i) rated in one of the top four  categories by a
                              Nationally  Recognized  Statistical  Rating  Organization
                              or  (ii) not  rated,  but deemed by the  Adviser to be of
                              comparable   quality.   Within  these   parameters,   the
                              Adviser  focuses on  securities  which  offer the highest
                              level  of  income.  For all  types  of  investments,  the
                              Adviser  considers  various  economic  factors,   Federal
                              Reserve  policy,  interest rate trends,  spreads  between
                              different  types  of  fixed  income  securities  and  the
                              credit quality of existing holdings.

                              In  managing  the  portfolio,  the Adviser  monitors  the
                              Fund's cash flow,  maturities  and interest  payments and
                              tracks   a   variety   of   other   portfolio    security
                              statistics.  The Adviser also  follows  closely new issue
                              and secondary activity in the corporate debt market.

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              "Additional   Investment   Strategies"   and  "Investment
                              Practices."

What are the Main Risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in
Investing in this Fund?       the  Fund  may  be  subject  to the  following  principal
                              risks:

                                     Interest  Rate  Risk:  The  possibility  that  the
                                     value of the Fund's  investments  will decline due
                                     to an  increase  in  interest  rates  or that  the
                                     Fund's  yield will  decrease  due to a decrease in
                                     interest rates.

                                     Credit Risk:  The  possibility  that a bond issuer
                                     cannot  make   timely   interest   and   principal
                                     payments on its bonds.  The lower a bond's rating,
                                     the greater its credit risk.

                                     Prepayment/Call  Risk: If a significant  number of
                                     the mortgages  underlying a  mortgage-backed  bond
                                     are  refinanced,  the bond may be "prepaid."  Call
                                     risk is the  possibility  that,  during periods of
                                     declining  interest  rates,  a  bond  issuer  will
                                     "call"--or   repay--higher-yielding  bonds  before
                                     their  stated   maturity   date.  In  both  cases,
                                     investors  receive  their  principal  back and are
                                     typically  forced to reinvest it in bonds that pay
                                     lower interest rates, thus reducing income.  Rapid
                                     changes  in  prepayment  and call  rates can cause
                                     bond prices and yields to be volatile.

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering its  performance) and increase the amount
                                     of taxes that you pay.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)




Best Quarter:                       %
Worst Quarter:                      %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2001, to those of the Lehman Brothers Government/Corporate Bond Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)

                                                                            Since
                                                     1 Year    5 Years    Inception
Fixed Income Securities Fund--Investment A Shares
(with a 4.75% sales charge)                               %           %        %*
Fixed Income Securities Fund--Investment B Shares**
(with applicable Contingent Deferred Sales Charge)        %           %        %*
Lehman Brothers Government/Corporate Bond Index(1)        %           %        %+

(1)  The unmanaged Lehman Brothers  Government/Corporate Bond Index is comprised
     of  government   and   investment-grade   corporate   debt   securities  of
     intermediate- and long-term maturities.

*    Since 5/1/91.

** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.

+    Since 5/31/91.

Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fee                                      Investment A  Investment B
(fees paid directly from your investment)               Shares          Shares
                                                        ------          ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                     4.75%              0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                      0%           5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***      0%              0%

Annual Fund Operating Expenses                       Investment A  Investment B
(expenses deducted from the Fund's assets)              Shares+         Shares
                                                        -------         ------

Investment Advisory Fees                                     %               %
Distribution and/or Service (12b-1) Fees                     %               %
Other Expenses                                               %               %
Total Annual Fund Operating Expenses                         %               %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                            1 Year   3 Years  5 Years   10 Years
                                            ------   -------  -------   --------

Investment A Shares                                $        $        $      $
Investment B Shares
If you do not sell your shares:                    $        $        $      $
If you sell your shares at the end of the period:  $        $        $      $

Fund Summary, Investment Strategy and Risks

                                Intermediate Government
                                      Income Fund

Fund Summary

Investment Goal               To  seek  to  provide  investors  with  a high  level  of
                              current income

Investment Focus              U.S. government obligations, mortgage backed securities

Principal Investment Strategy Focuses    on    U.S.    Government    obligations    and
                              mortgage-related   securities  with  maturities   between
                              three and ten years that produce a high level of income

Share Price Volatility        Low to Moderate

Investor Profile              Investors  willing  to  accept  the  risk  of  a  low  to
                              moderate  amount  of  fluctuation  in the  value of their
                              investment for the benefit of a higher total return

Investment Strategy           The  Huntington   Intermediate   Government  Income  Fund
                              seeks to provide  investors  with a high level of current
                              income.

                              The Adviser  invests  primarily in obligations  issued or
                              guaranteed  by  the  U.S.  Government,  its  agencies  or
                              instrumentalities        including       mortgage-related
                              securities.  The Fund  will  maintain  a  dollar-weighted
                              average  maturity  of not less  than  three nor more than
                              ten years.  Within  this range,  the  Adviser  focuses on
                              securities  which offer the highest  level of income.  In
                              general,  in order to reduce  volatility  during  periods
                              of interest  rate  fluctuation,  the  Adviser  invests in
                              securities    with   a   wide   range   of   intermediate
                              maturities.  For all types of  investments,  the  Adviser
                              considers  various  economic  factors,   Federal  Reserve
                              policy,   interest   rate  trends  and  spreads   between
                              different types of fixed income securities.

                              In  managing  the  portfolio,  the Adviser  monitors  the
                              Fund's cash flow,  maturities  and interest  payments and
                              tracks a variety of other portfolio security statistics.

                              Mortgage-related  securities  are  securities,  including
                              derivative  mortgage  securities  such as  collateralized
                              mortgage  obligations  (CMOs),  whose income is generated
                              by  payments  of  principal  and  interest  on  pools  of
                              mortgage loans.

                              For  more   information   about  the  Fund's   investment
                              strategies  and  a  more  complete   description  of  the
                              securities  in  which  the Fund can  invest,  please  see
                              "Additional   Investment   Strategies"   and  "Investment
                              Practices."

What are the main risks of    Loss of  money is a risk of  investing  in the  Fund.  In
addition, your investment in
investing in this Fund?       the  Fund  may  be  subject  to the  following  principal
risks:

                                     Interest  Rate  Risk:  The  possibility  that  the
                                     value of the Fund's  investments  will decline due
                                     to an  increase  in  interest  rates  or that  the
                                     Fund's  yield will  decrease  due to a decrease in
                                     interest rates.

                                     Prepayment/Call  Risk: If a significant  number of
                                     the mortgages  underlying a  mortgage-backed  bond
                                     are  refinanced,  the bond may be "prepaid."  Call
                                     risk is the  possibility  that,  during periods of
                                     declining  interest  rates,  a  bond  issuer  will
                                     "call"--or   repay--higher-yielding  bonds  before
                                     their  stated   maturity   date.  In  both  cases,
                                     investors  receive  their  principal  back and are
                                     typically  forced to reinvest it in bonds that pay
                                     lower interest rates, thus reducing income.  Rapid
                                     changes  in  prepayment  and call  rates can cause
                                     bond prices and yields to be volatile.

                                     Reinvestment  Risk: As  prepayment  increases as a
                                     result of lower interest rates,  the proceeds from
                                     maturing   mortgage-related   securities  will  be
                                     reinvested at lower interest rates,  thus reducing
                                     income.

                                     Extension    risk:   As   interest   rates   rise,
                                     mortgage-related  securities tend to mature later,
                                     thus    effectively    converting     shorter-term
                                     securities    into   more    volatile    long-term
                                     securities.  This will also  affect the  Adviser's
                                     ability to manage the average life of the Fund.

                                     The above risks are more  pronounced  with respect
                                     to derivative  mortgage  securities and can result
                                     in reduced  liquidity.  The  principal  derivative
                                     mortgage  securities  in  which  the  Intermediate
                                     Government Income Fund invests are  collateralized
                                     mortgage obligations (CMOs).

                                     The  Fund may  trade  securities  actively,  which
                                     could  increase  its  transaction  costs  (thereby
                                     lowering its  performance) and increase the amount
                                     of taxes that you pay.

                                     For more  information  about these  risks,  please
                                     see "Glossary of Investment Risks."

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)



Best Quarter                 %
Worst Quarter                %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2001, to those of the Lehman Brothers Intermediate Government/Corporate Bond Index. These returns reflect applicable sales charges.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)
                                                                   Since Class
                                            1 Year       5 Years    Inception

Intermediate Government Income Fund(1)--
Investment A Shares
(with a 4.75% sales charge)                       %           %          %*
Lehman Brothers Intermediate Government/
Corporate Bond Index(2)                           %           %          %+

(1)  Performance   data  includes  the  performance  of  the  FMB   Intermediate
     Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.

(2) The unmanaged Lehman Brothers Intermediate Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

*  Since 12/2/91.
+  Since 12/31/91.


Fees and Expenses (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                            Investment A
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             4.75%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***              0%

Annual Fund Operating Expenses                              Investment A
(expenses deducted from the Fund's assets)                     Shares
                                                               ------

Investment Advisory Fees                                             %
Distribution and/or Service (12b-1) Fees                             %
Other Expenses                                                       %
Total Annual Fund Operating Expenses                                 %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 Year     3 Years  5 Years   10 Years
                                  ------     -------  -------   --------

Investment A Shares                   $          $        $           $

Shareholder Information

     Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

     The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares--Investment A and Investment B--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between Investment A and Investment B Shares:

Investment A

o    Front-end sales charges, as described below under "Sales Charges."

o    Distribution (12b-1) fees of 0.25% of a Fund's average daily net assets.

o A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.

Investment B

o    No front-end sales charge.

o    Distribution (12b-1) fees of 1.00% of a Fund's average daily net assets.

o    A contingent deferred sales charge, as described below.

o Automatic conversion to Investment A Shares after eight years, thus reducing future annual expenses.

     For the actual past expenses of each share class, see the individual Fund profiles earlier in this prospectus.

     Because 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

     The Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank and its affiliates or correspondent banks. Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.

     For purchases of $1 million or greater, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of $1 million or more, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares.

                               Distribution of the Funds

     Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

     In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment B Shares and retains the amounts collected. The Distributor uses these funds to pay banks, including The
Huntington Bank and its affiliates, for providing sales and/or administrative services on behalf of its customers who purchase Investment A Shares or Investment B Shares.

     The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

                           Distribution Plan (12b-1 Fees)

     Edgewood Services Inc., (Distributor), serves as the Funds' distributor and markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. and is not affiliated with Huntington Asset Advisors, Inc. Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay brokers, dealers and other financial institutions distribution and/or administrative services fees (12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to such classes of shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

     For each of the Funds offered by this Prospectus, the maximum 12b-1 fee is 0.25% of the applicable Funds Investment A Shares average daily net assets and 1.00% of the applicable Fund's Investment B Shares average daily net assets. For Investment A Shares, fees are accrued daily, payable quarterly and calculated on an annual basis. For Investment B Shares, fees are accrued daily, payable monthly and calculated on an annual basis.

     Investment A Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund's average daily net assets.

Shareholder Information

                                    Sales Charges

     Purchases of Investment A Shares of any of the Funds are subject to front-end sales charges.

Investment A Shares Sales Charges and Quantity Discounts

  Equity Funds (except Rotating Index Fund)

                                                         Sales Charge as a
                          Sales Charge as a Percentage of  Percentage of
Amount of Transaction          Public Offering Price    Net Amount Invested

Under $100,000............                 5.75%                  6.12%
$100,000-$249,999.........                 4.75%                  5.00%
$250,000-$499,999.........                 4.00%                  4.16%
$500,000-$749,999.........                 2.95%                  3.04%
$750,000-$1,000,000.......                 2.20%                  2.24%
Over $1,000,000...........                 0.00%*                 0.00%*

  Rotating Index Fund

                                                          Sales Charge as a
                            Sales Charge as a Percentage of  Percentage of
Amount of Transaction            Public Offering Price    Net Amount Invested

Under $100,000..............                 1.50%                  1.52%
Over $100,000...............                 0.00%*                 0.00%*

  Income Funds

                                                           Sales Charge as a
                            Sales Charge as a Percentage of  Percentage of
Amount of Transaction            Public Offering Price    Net Amount Invested

Under $100,000..............                 4.75%                  5.00%
$100,000-$249,999...........                 3.75%                  3.88%
$250,000-$499,999...........                 2.75%                  2.84%
$500,000-$1,000,000.........                 2.25%                  2.32%
Over $1,000,000.............                 0.00%*                 0.00%*

  Money Market Funds

No Sales Charges Apply

     * Sales of these shares within one year of the date of purchase will be subject to a redemption fee of 1.00%.

     Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call the Huntington Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.


Shareholder Information

No sales charge

     Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call the Huntington Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.

No sales charges will apply to purchases of Investment A Shares made:

o    Through  the  automatic   reinvestment   of  dividends  and  capital  gains
     distributions

o By current Trustees and officers of the Trust, their spouses and immediate family members

o By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members

o By retired officers and employees of HBI or its subsidiaries and their spouses

o By participants in certain financial services programs offered by HBI subsidiaries

o By members of certain affinity groups which have entered into arrangements with the Adviser or the Distributor

o By investors who have sold shares of a Huntington Equity or Income Fund within the last 30 days (not available more than once)

     Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

o By investors whose multiple investments over time in the same Fund total an amount subject to a quantity discount

o By investors whose investment in a Fund, plus investments by their spouse and children under 21 made at the same time, total an amount subject to a quantity discount

o By investors who sign a letter of intent to invest at least $100,000 total in the Equity or Income Funds within a 13-month period

o By investors whose investments in multiple Funds at the same time total an amount subject to a quantity discount

o By trustees or fiduciaries whose investments on behalf of a single trust estate or fiduciary account total an amount subject to a quantity discount

     More information about these reductions is provided in the Statement of Additional Information.

                        Contingent Deferred Sales Charges

     Purchases of Investment B Shares are not subject to any front-end sales charges; however, we will assess a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:

             Year of Redemption
          (based on purchase date)                          All Funds

            Year 1                                           5.00%
            Year 2                                           4.00%
            Year 3                                           3.00%
            Year 4                                           3.00%
            Year 5                                           2.00%
            Year 6                                           1.00%
            Year 7 or later                                  0.00%

     For each redemption, we will first redeem shares which are not subject to CDSCs, if any, and then shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value and the original cost of the Investment B Shares being redeemed.

No CDSC will apply to redemptions of shares:

o    Acquired through dividend or capital gains reinvestments

o    Redeemed  in  order  to  meet  Internal   Revenue  Code  minimum   required
     distributions from Individual Retirement Accounts (IRAs) Redeemed following the death of the shareholder in whose name such shares are held

                                Purchasing Shares

     You may purchase Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open. In connection with the sale of a Fund's Investment A Shares or Investment B Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

  Money Market Funds

     The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Money Market Fund offered in this prospectus twice a day, at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the Exchange is open.

Shareholder Information

     The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.

     Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time). Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

  All Other Funds

     The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund (other than the Money Market Funds) offered in this prospectus as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each day that the Exchange is open.

     The Trust calculates net asset value for each of the Funds (other than the Money Market Funds) offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

     Your order for purchase is priced at the next net asset value calculated after your order is received. In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

Additional Information

     Orders placed through an intermediary, such as your Huntington Personal Banker or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

     The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

     If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

Investment B Shares Conversion Feature

     Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the net asset values of Investment A Shares and Investment B Shares.

     Investment A Shares carry lower distribution (12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Investment A Shares or Investment B Shares

1.  Minimum investment requirements:

o    $1,000 for initial investments outside the Systematic Investment Program
o    $50 for initial investments through the Systematic Investment Program
o    $50 for subsequent investments

2.  Call
o    Huntington Funds at (800) 253-0412
o    The Huntington Investment Company at (800) 322-4600
o    Your Huntington Personal Banker

3.  Make payment
o By check payable to the applicable Huntington Fund and share class (e.g. Huntington Dividend Capture Fund--Investment B Shares) to:

            Huntington Funds
            P.O. Box 8526
            Boston, MA 02266-8526

     Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

     (The Trust will treat your order as having been received once the Trust receives your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Trust, or the Trust's transfer agent.)

       OR

       o    By Federal funds wire to:

            State Street Bank and Trust Co.
            ABA #01100028
            Huntington Fund
            Account #9905-172-4
            Shareholder Name
            Shareholder Account Number

     (The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)

       OR

     o By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures

     o    Through the Systematic Investment Program

     (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

     Other methods of acceptable payment are discussed in the Statement of Additional Information.


Systematic Investment Program

     You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412, The Huntington Investment Company, or your Personal Banker, request and complete and application, and invest at least $50 at periodic intervals.*

     *  Minimum   investment   requirements  may  be  different  for  Huntington
Investment Company accounts.

     Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the Program will be assessed the applicable sales charge. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

                                  Exchanging Shares

     On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange shares of any Huntington Fund for the same class of shares of any other Huntington Fund offering such shares.

     In order to exchange shares of a Fund on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

     The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

     An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

     The Statement of Additional Information contains more information about exchanges.

Exchanging Investment A Shares

     For Investment A Shares, the Trust makes exchanges at net asset value (determined after the order is considered received), plus any applicable sales charges.

Exchange
Out Of                      Exchange Into                   Sales Charge

Any Money Market Fund       Any Money Market Fund           NO
Any Money Market Fund       Any Equity or Income Fund   YES--See "Sales Charges"
Any Income or Equity Fund   Any Money Market, Equity
                            or Income Fund                  NO

Exchanging Investment B Shares

     For Investment B Shares, the Trust makes exchanges at net asset value (determined after the order is considered received) without any contingent deferred sales charge.

     Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

How to Exchange Shares

1.  Satisfy the minimum account balance requirements

          o You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. Call (You must have completed the appropriate section on your account application)

       o    Huntington Funds at (800) 253-0412
       o    The Huntington Investment Company at (800) 322-4600
       o    Your Huntington Personal Banker

       OR

Write
       o    Huntington Funds
            P.O. Box 8526
            Boston, MA 02266-8526

3.  Provide the required information

       o Name of the Fund from which you wish to make the exchange (exchange OUT OF)
       o    Specify the Investment A Shares or Investment B Shares class
       o    Your account number
       o    The name and address on your account
       o    The dollar amount or number of shares to be exchanged
       o Name of the Fund into which you wish to make the exchange (exchange INTO)--(Make sure this Fund offers the applicable class of shares)
       o    Your signature (for written requests)

     (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

                                Redeeming Shares

     You may redeem Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

     The price at which the Trust will redeem an Investment A Share will be its net asset value (determined after the order is considered received). The price at which the Trust will redeem an Investment B Share will be its net asset value (determined after the order is considered received), less any applicable contingent deferred sales charge (CDSC). All Funds offering Investment B Shares, including the Money Market Fund, are subject to CDSCs.

     The Trust calculates the net asset value per share for each Fund offered by this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). For each Money Market Fund, the Trust calculates net asset value twice a day. See "Purchasing Shares--What Shares Cost."

     In order to redeem Investment A or Investment B Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) for each of the Funds offered through this prospectus.

     For Money Market Fund shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Bond Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

     To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

     The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Redemption of Accounts with Balances Under $1,000

     Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

How to Redeem Investment A Shares or Investment B Shares

1. Call (You must have completed the appropriate section on your account application)
       o    Huntington Funds at (800) 253-0412;
       o    The Huntington Investment Company at (800) 322-4600; or
       o    Your Huntington Personal Banker

       OR

Write

       o    Huntington Funds
            P.O. Box 8526
            Boston, MA 02266

       OR

Write a Check (Investment A Shares of the Money Market Funds Only)

     o In an amount of at least $250 from your Money Market Fund checking account (You may not use a check to close an account.)

2.  Provide the required information

       o    The name of the Fund from which you wish to redeem shares
       o    Specify the Investment A Shares or Investment B Shares class
       o    Your account number
       o    The name and address on your account
       o    Your bank's wire transfer information (for wire transfers)
       o    The dollar amount or number of shares you wish to redeem
       o    Your signature (for written requests)

     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

     Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Systematic Withdrawal Program

     You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

                               Management of the Trust

     The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

     Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

     Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank is the investment advisor to the Huntington Funds.

     The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287.

     Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds (other than the International Equity Fund).

     Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined Huntington in 2001 as Vice President of The Huntington National Bank and Director of International Investments. Ms. Matlock served as Director of International Investment for Bartlett & Co. from 1992 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her M.B.A. in Finance from the University of Cincinnati.

     Effective December 1, 2001, The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. For Investment A Shares, Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.

     During the fiscal year ended December 31, 2001, the Trust paid Huntington management fees as a percentage of average net assets as follows:

Money Market Fund                                 0.27%
Ohio Municipal Money Market Fund                  0.25%
U.S. Treasury Money Market Fund                   0.20%
Florida Tax-Free Money Fund                       0.20%
Growth Fund                                       0.60%
Income Equity Fund                                0.60%
Rotating Index Fund                               0.50%
Dividend Capture Fund                             0.75%
International Equity Fund                         1.00%*
Mid Corp America Fund                             0.75%
New Economy Fund                                  0.85%
Mortgage Securities Fund                          0.30%
Ohio Tax-Free Fund                                0.50%
Michigan Tax-Free Fund                            0.43%
Fixed Income Securities Fund                      0.50%
Intermediate Government Income Fund               0.46%

     * For the period from February 28, 2001 through December 30, 2001, Federated Global Investment Management Corp., pursuant to its Sub-Advisory agreement with Huntington, received from Huntington an annual fee equal to 0.65% of the first $100 million of the International Equity Funds average daily net assets. Effective December 31, 2001, Huntington has terminated this Agreement.

                             Dividends and Distributions

     The Money Market Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.

     Each of the  other  Funds  offered  by this  Prospectus  declares  and pays
dividends  on  investment   income,  if  any,  monthly.   The  Funds  also  make
distributions of net capital gains, if any, at least annually.

     If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

     All dividends and distributions payable to a holder of Investment A Shares or Investment B Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

                                   Tax Consequences

     There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

     Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Exempt-Interest Dividends

     If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.


Avoid Withholding Tax

     Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

State Income Taxes

     In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

     With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

     The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.

     In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.


                                Financial Highlights


Money Market Funds  (TO COME)


                                 Financial Highlights


Equity Funds  (TO COME)



                                 Financial Highlights


Income Funds  (TO COME)


                          Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Ohio Municipal Money Market Fund

     o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Florida Tax-Free Money Fund

     o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Growth Fund

     o    at least 65% of total assets invested in equity securities.

Rotating Index Fund

     o at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.


Ohio Tax-Free Fund

     o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.

     o no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Michigan Tax-Free Fund

     o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Non-Fundamental Investment Policies

The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

     o    at least 80% of total  assets  invested in direct  obligations  of the
          U.S.  Treasury  and  repurchase  agreements   collateralized  by  such
          obligations.

Income Equity Fund*

     o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities.


Mortgage Securities Fund

     o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mortgage-related securities, including mortgage real estate investment trusts ("REITs").

Fixed Income Securities Fund*

     o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income securities.

Intermediate Government Income Fund*

     o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government securities.

International Equity Fund*

     o under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities.

* These Funds will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Additional Investment Policies

     Rotating Index Fund. For the period that the Fund is invested in a particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the index selected by the Adviser. Perfect correlation would be 100%. Tracking accuracy will be monitored by the Adviser and appropriate adjustments will be made to the portfolio if the targeted correlation is not achieved.

     Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index.

     As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

     By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's policies of investing in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

                                Investment Practices

     The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

       Fund Name                                                        Fund Code

       Money Market Fund                                                     1
       Ohio Municipal Money Market Fund                                      2
       Florida Tax-Free Money Fund                                           3
       U.S. Treasury Money Market Fund                                       4
       Growth Fund                                                           5
       Income Equity Fund                                                    6
       Rotating Index Fund                                                   7
       Dividend Capture Fund                                                 8
       International Equity Fund                                             9
       Mid Corp America Fund                                                10
       New Economy Fund                                                     11
       Mortgage Securities Fund                                             12
       Ohio Tax-Free Fund                                                   13
       Michigan Tax-Free Fund                                               14
       Fixed Income Securities Fund                                         15
       Intermediate Government Income Fund                                  16

Instrument                                                 Fund Code    Risk Type

American Depository Receipts (ADRs):  ADRs are foreign Shares5-11        Market
of a company held by a U.S. bank that issues a receipt evidencing
Political
ownership. ADRs pay dividends in U.S. dollars.                     Foreign Investment

Asset-Backed Securities:  Securities backed by company    1,3,11-13    Pre-payment
receivables, home equity loans, truck and auto loans, leases,            Market
credit card receivables and other securities backed by other             Credit
types of receivables or assets.                                        Regulatory

Bankers' Acceptances:  Bills of exchange or time drafts drawn1-16        Credit
on and accepted by a commercial bank. They generally have               Liquidity
maturities of six months or less.                                        Market

Bonds:  Interest-bearing or discounted government or corporate         1-4,6,8-16
Market
securities that obligate the issuer to pay the bondholder a              Credit
specified sum of money, usually at specific intervals, and
to repay the principal amount of the loan at maturity.

Instrument                                                 Fund Code    Risk Type

Call and Put Options:  A call option gives the buyer the  5-7,8-11     Management
right to buy, and obligates the seller of the option to sell,           Liquidity
a security at a specified price. A put option gives the                  Credit
buyer the right to sell, and obligates the seller of the                 Market
option to buy, a security at a specified price. The Funds               Leverage
will sell only covered call and secured put options, and
may buy bonds' existing option contraction known as
"closing transactions".

Certificates of Deposit:  Negotiable instruments with a     1-16         Market
stated maturity.                                                         Credit
                                                                        Liquidity

Commercial Paper:  Secured and unsecured short-term promissory            1-16
Credit
notes issued by corporations and other entities. Their                  Liquidity
maturities generally vary from a few days to nine months.                Market

Common Stock:  Shares of ownership of a company.            5-12         Market

Convertible Securities:  Bonds or preferred stock that      5-11         Market
convert to common stock.                                                 Credit

Demand Notes:  Securities that are subject to puts and      1-16         Market
standby commitments to purchase the securities at a fixed               Liquidity
price (usually with accrued interest) within a fixed                   Management
period of time following demand by a Fund.

Derivatives:  Instruments whose value is derived from an    1-16       Management
underlying contract, index or security, or any combination               Market
thereof, including futures, options (e.g., put and calls),               Credit
options on futures, swap agreements, and some                           Liquidity
mortgage-backed securities.                                             Leverage

Foreign Securities:  Stocks issued by foreign companies    5-11,15       Market
including ADRs and Global Depository Receipts (GDRs),                   Political
as well as Commercial paper of foreign issuers and                 Foreign Investment
obligations of foreign governments, companies, banks,                   Liquidity
overseas branches of U.S. banks or supranational entities.

Forward Foreign Currency Contracts:  An obligation to    5,6,9-11,15   Management
purchase or sell a specific amount of a currency at a                   Liquidity
fixed future date and price set by the parties involved                  Credit
at the time the contract is negotiated.                                  Market
                                                                        Political
                                                                        Leverage
                                                                   Foreign Investment


Instrument                                                 Fund Code    Risk Type

Foreign Exchange Contracts:  Spot currency trades whereby     9        Management
one currency is exchanged for another. The Fund may also                Liquidity
enter into derivative contracts in which a foreign currency              Credit
is an underlying contract.                                               Market
                                                                        Political
                                                                        Leverage
                                                                   Foreign Investment

Futures and Related Options:  A contract providing for the  1-16       Management
future sale and purchase of a specific amount of a specific              Market
security, class of securities, or index at a specified time              Credit
in the future and at a specified price. The aggregate value             Liquidity
of options on securities (long puts and calls) will not                 Leverage
exceed 10% of a Fund's net assets at the time it purchases
the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
than 25% of the Fund's assets.

Illiquid Securities:  Securities that ordinarily cannot be  1-16        Liquidity
sold within seven business days at the value the Fund has                Market
estimated for them. Each Fund, except the Florida Tax-Free
Money Market Fund, may invest up to 10% of its total assets
in illiquid securities (15% in the case of the RotatingIndex Fund,
Dividend Capture Fund, International Equity Fund, Mid Corp
America Fund, New Economy Fund and Intermediate Government
Income Fund). TheFlorida Tax-Free Money Market Fund may
 invest up to 10% of its net assets in illiquid securities.

Index-Based Securities:  Index-based securities such as     5-11         Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds
a portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index. Index-based securities
entitle a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue to
the index stocks in the underlying portfolio,
less trust expenses.

Instrument                                                 Fund Code    Risk Type

Investment Company Securities:  Shares of registered investment           1-16
Market
companies. These may include Huntington Money Market Funds
and other registered investment companies for which
Huntington, its sub-advisers, or any of their affiliates
serves as investment adviser, administrator or distributor.
Except for the Rotating Index Fund, each of the Funds may
invest up to 5% of its assets in the Shares of any one
registered investment company. Such Funds may not, however,
own more than 3% of the securities of any one registered
investment company or invest more than 10% of its assets
in the Shares of other registered investment companies.
The Rotating Index Fund may invest all of its assets in the
Shares of any one investment company or investment companies.
The Rotating Index Fund, however, may not own more than 3% of the securities of any one investment company. If the Rotating
Index Fund owns more than 1% of the shares of an investment
company, that portion that exceeds 1% may be considered
illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment
company, a Fund will indirectly bear investment management
fees of that investment company, which are in addition to
the management fees the fund pays its own adviser.

Investment Grade Securities:  Securities rated BBB or higher6,8-16       Market
by Standard & Poor's; Baa or better by Moody's; similarly                Credit
rated by other nationally recognized rating organizations;
or, if not rated, determined to be of comparably high
quality by the Adviser.

Limited Liability Companies:  Entities such as limited        9          Market
partnerships, limited liability companies, business trusts and companies organized outside the United States may issue
securities comparable to common or preferred stock.

Money Market Instruments:  Investment-grade, U.S.           1-16         Market
dollar-denominated debt securities with remaining maturities             Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Mortgage-Backed Securities:  Bonds backed by real estate6,8,12,15,16   Pre-payment
loans and pools of loans. These include collateralized mortgage               Market
obligations (CMOs) and real estate mortgage investment                   Credit
conduits (REMICs).                                                     Regulatory

Instrument                                                 Fund Code    Risk Type

Mortgage Dollar Rolls:  A transaction in which a Fund sells  12        Pre-payment
security for delivery in a current month and simultaneously              Market
contracts with the same party to repurchase similar but not            Regulatory
identical securities on a specified future date.

Municipal Securities:  Securities issued by a state or   2,3,6,12-16     Market
political subdivision to obtain funds for various public                 Credit
purposes. Municipal securities include private activity bonds           Political
and industrial development bonds, as well as general obligation               Tax
bonds, tax anticipation notes, bond anticipation notes,                Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family
revenue bonds).

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies:  Securities issued by  9          Credit
supranational agencies that are chartered to promote economic      Foreign Investment
development and are supported by various governments and
government agencies.

Options on Currencies:  A Fund may buy put options and sell   9        Management
covered call options on foreign currencies (traded on U.S. and
Liquidity
foreign exchanges or over-the-counter markets). A covered call                Credit
option means the Fund will own an equal amount of the underlying              Market
foreign currency. Currency options help a Fund manage its               Political
exposure to changes in the value of the U.S. dollar relative            Leverage
to other currencies. If a Fund sells a put option on a foreign                Foreign
Investment
currency, it will establish a segregated account with its
Custodian consisting of cash, U.S. government securities
or other liquid high-grade bonds in an amount equal to the
amount the Fund would be required to pay if the put is exercised.

Instrument                                                 Fund Code    Risk Type

Preferred Stocks:  Equity securities that generally pay     5-11         Market
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of
liquidation. Preferred stock generally does not carry
voting rights.

Real Estate Investment (REITs):  Pooled investment vehicles8,9,12       Liquidity
which invest primarily in income producing real estate or              Management
real estate loans or interest.                                           Market
                                                                       Regulatory
                                                                           Tax
                                                                       Pre-payment

Repurchase Agreements:  The purchase of a security and the  1-16         Market
simultaneous commitment to return the security to the seller            Leverage
at an agreed upon price on an agreed upon date. This is
treated as a loan.

Reverse Repurchase Agreements:  The sale of a security and  7-11         Market
the simultaneous commitment to buy the security back at an              Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.

Restricted Securities:  Securities not registered under the 1-16        Liquidity
Securities Act of 1933, such as privately placed commercial              Market
paper and Rule 144A securities.

Securities Lending:  Each Fund, except the Rotating Index Fund,           1-16
Market
may lend up to 20% of its total assets. The Rotating                    Liquidity
Index Fund, Dividend Capture Fund, International Equity Fund,           Leverage
Mid Corp America Fund, and New Economy Fund may each
lend up to 33 1/3% of their total assets. Suchloans must be
collateralized by cash, Credit U.S. governmentobligations
or other high-quality debt obligations andmarked to market daily.

Tax-Exempt Commercial Paper:  Commercial paper issued by 2,3,6,12-16     Credit
governments and political sub-divisions.                                Liquidity
                                                                         Market
                                                                           Tax

Time Deposits:  Non-negotiable receipts issued by a bank    1-16        Liquidity
in exchange for a deposit of money.                                      Credit
                                                                         Market

Treasury Receipts:  Treasury receipts, Treasury investment 6,8,11        Market
growth receipts, and certificates of accrual of
Treasury securities.

Instrument                                                 Fund Code    Risk Type

Unit Investment Trusts:  A type of investment vehicle,      8-11         Market
registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed
portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities,
or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The
portfolio of securities remains fixed until all the
securities mature and unit holders have recovered
their principal.

U.S. Government Agency Securities:  Securities issued by    1-16         Market
agencies and instrumentalities of the U.S. government. These             Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations:  Bills, notes, bonds, separately 1-16         Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments:  Obligations with   1-16         Credit
interest rates that are reset daily, weekly, quarterly or on            Liquidity
some other schedule. Such instruments may be payable to a                Market
Fund on demand.

Warrants:  Securities that give the holder the right to buy 1-16         Market
a proportionate amount of common stock at a specified price.             Credit
Warrants are typically issued with preferred stock and bonds.

When-Issued Securities and Forward Commitments:  A purchase of,          6,8-11
Market
or contract to purchase, securities at a fixed price for delivery             Leverage
at a future date. The portfolio managers of each Fund expect            Liquidity
that commitments to enter into forward commitments or purchase                Credit
when-issued securities will not exceed 25% of the Fund's
total assets.

Yankee Bonds and Similar Debt Obligations:  U.S. dollar    6,9,15        Market
denominated bonds issued by foreign corporations or governments.              Credit
Sovereign bonds are those issued by the government of a
foreign country. Supranational bonds are those issued by
supranational entities, such as the World Bank and European
Investment Bank. Canadian bonds are those issued by
Canadian provinces.

Zero-Coupon Debt Obligations:  Bonds and other types of debt6,8,9,15,16  Credit
that pay no interest, but are issued at a discount from their            Market
value at maturity. When held to maturity, their entire return          Zero Coupon
equals the difference between their issue price and their
maturity value.


                          Glossary of Investment Risks

     This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

     Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

     Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

     Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

     Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

     Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

     Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

     Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

     Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

     Prepayment & Call Risk. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

     Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

     Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

     Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

     Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

     Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

     Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                        [THIS PAGE INTENTIONALLY LEFT BLANK]


More information about the Funds            For copies of Annual or
is available free upon request,             Semi-Annual Reports, the
including the following:                    Statement of Additional
                                            Information, other information or
Annual and Semi-Annual Reports              for any other inquiries:

The  Semi-Annual   Report  includes         Call (800) 253-0412
unaudited   information  about  the
performance     of    the    Funds,         Write
portfolio    holdings   and   other         Huntington Funds
financial  information.  The Annual         P.O. Box 8526
Report  includes   similar  audited         Boston, MA  02266
information  as  well  as a  letter
from    the    Huntington     Funds         Log on to the Internet
portfolio    managers    discussing
recent market conditions,  economic         The Huntington Funds' website is
trends  and  investment  strategies         at
that     significantly     affected         http://www.huntingtonfunds.com.
performance  during the last fiscal         The SEC's website,
year.                                       http://www.sec.gov, contains
                                            text-only versions of the
Statement of Additional Information         Huntington Funds documents.

Provides more detailed information          Contact the SEC
about the Funds and its policies.
A current Statement of Additional           Call (202) 942-8090 about
Information is on file with the             visiting the SEC's Public
Securities and Exchange Commission          Reference Room in Washington D.C.
and is incorporated by reference            to review and copy information
into (considered a legal part of)           about the Funds.
this Prospectus.
                                            Alternatively, you may send your
HUNTINGTON ASSET ADVISORS, INC., a          request to the SEC by e-mail at
wholly owned subsidiary of The              publicinfo@sec.gov or by mail
Huntington National Bank, is the            with a duplicating fee to the
Adviser to the Huntington Funds.            SEC's Public Reference Section,
                                            450 Fifth Street, NW, Washington,
EDGEWOOD SERVICES, INC. is the              D.C. 20549-0102.
Distributor and is not affiliated
with The Huntington National Bank.          The Huntington Funds' Investment
                                            Company Act registration number
                                            is 811-5010.




                                    INVESTOR GUIDE

                                   INTERFUND SHARES



                                    APRIL 30, 2002



                              INTERFUND SHARES PROSPECTUS

                             HUNTINGTON MONEY MARKET FUND

                                    APRIL 30, 2002

     The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.


Huntington Funds                  Table of Contents

How To Read This Prospectus

     The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Interfund Shares of the Huntington Funds that you should know before investing. The Funds also offer Trust, Investment A Shares, and Investment B Shares, which are offered in separate prospectuses.

     Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Huntington Funds.

                                  Introduction
                                     4

                                  Fund Summary, Investment Strategy and Risks

                                    5     Money Market Fund

                                 Shareholder Information
                                     9    Distribution of the Funds
                                     9    Purchasing Shares
                                     10   Exchanging Shares
                                     10   About Redeeming Shares

                                 More About the Huntington Funds
                                     11   Management of the Trust
                                     13   Dividends and Distributions
                                     13   Tax Consequences
                                     13   Financial Highlights
                                     14   Investment Practices
                                     17   Glossary of Investment Risks

     For more information about the Huntington Funds, please see the back cover of the Prospectus

     This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.


Introduction

     Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

     The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

     As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

     Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

     The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

                                                      Money Market Fund

Fund Summary

Investment Goal             To  seek  to  maximize   current  income  while  preserving
                            capital  and  maintaining   liquidity  by  investing  in  a
                            portfolio of high quality money market instruments

Investment Focus            High-quality, short-term debt securities

Principal Investment Strategy Employs   top-down   analysis  of  economic   and  market
                            factors to select Fund investments

Share Price Volatility      Low

Investor Profile            Short-term or risk averse  investors  seeking our typically highest-yielding money market fund

Investment Strategy         The   Huntington   Money  Market  Fund  seeks  to  maximize
                            current  income while  preserving  capital and  maintaining liquidity  by  investing  in a  portfolio  of high  quality money market instruments.

                            The  Adviser  strives to  maintain a $1.00 net asset  value per  share  for  the  Money  Market  Fund by  investing  in
                            commercial   paper  and  other   short-term   money  market
                            instruments  for the Money  Market  Fund  which are  either rated  in  the  highest  rating  category  by a  Nationally
                            Recognized  Statistical Rating  Organization or unrated and deemed  to be of  comparable  quality  by the  Adviser.  In
                            managing  the   portfolio,   the  Adviser   determines   an
                            appropriate   maturity   range  for  the  Fund   (currently
                            between 25 and 60 days) and each  individual  security held and  endeavors to diversify  the  portfolio  across  market sectors.  In  addition,  the Adviser  analyzes  cash flows, maturities,  settlements,  tax payments,  yields and credit quality and  monitors  new issue  calendars  for  potential purchases.

                            For a  more  complete  description  of  the  securities  in
                            which  the  Fund  can   invest,   please  see   "Investment
                            Practices."

What are the main risks of
  investing in this Fund?   Loss  of  money  is a risk of  investing  in the  Fund.  In addition,  your  investment  in the Fund may be  subject to the following principal risks:

                              Interest-Rate  Risk:  The  possibility  that the value of
                              the Fund's  investments  will  decline due to an increase
                              in  interest   rates,  or  that  the  Fund's  yield  will
                              decrease due to a decline in interest rates.

                              Credit Risk: The  possibility  that an issuer cannot make
                              timely   interest   and   principal   payments   on   its
                              securities.  In general,  the lower a  security's  credit
                              rating, the higher its credit risk.

                              For  more  information  about  these  risks,  please  see
                              "Glossary of Investment Risks."

     An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund Summary, Investment Strategy and Risks

                                                      Money Market Fund
                                                      continued
Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. *

Performance Bar Chart and Table  (TO COME)

                                                    Best Quarter   %
                                                    Worst Quarter  %



* The performance information shown above is based on a calendar year. Total returns shown are for the Trust Shares, a share class not offered in this prospectus but that would have had substantially similar annual returns because the Shares are invested in the same portfolio of securities and annual returns would differ only to the extent that the classes do not have the same expenses.

     This table shows the Fund's average annual total returns for its Trust Shares for periods ended 12/31/2001.

                                              Average Annual Total Returns
                                              (for the periods ended
                                              December 31, 2001)
                                              (TO COME)
                                                                   Since Class
                                 1 Year       5 Years    10 Years   Inception
                                 ------       -------    --------   ---------

Money Market Fund--Trust Shares      %            %           %          %*

* Since 6/11/87. Returns shown are for the Trust Shares, a share class not offered in this prospectus but that would have had substantially similar annual returns because the Shares are invested in the same portfolio of securities and annual returns would differ only to the extent that the classes do not have the same expenses.


Fund Summary, Investment Strategy and Risks

                                                      Money Market Fund
                                                      continued
Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

     To  obtain   current   yield   information   for  the  Fund,   please  call
1-800-253-0412.

Fees and Expenses  (TO COME)

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                                Trust
(fees paid directly from your investment)                      Shares
                                                               ------

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                               0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                              0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*              0%

Annual Fund Operating Expenses                                  Trust
(expenses deducted from the Fund's assets)**                   Shares
                                                               ------

Investment Advisory Fees                                           %
Distribution and/or Service (12b-1) Fees                           %
Other Expenses                                                     %
                                                                   -
Total Annual Fund Operating Expenses**                             %

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Fund Summary, Investment Strategy and Risks

                                                      Money Market Fund
                                                      continued

Example  (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year       3 Years     5 Years   10 Years
                              ------       -------     -------   --------

Interfund Shares                 $             $        $              $

Shareholder Information

     Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

     The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund Shares--Interfund--is offered in this prospectus. Three other classes of Fund Shares--Trust, Investment A, and Investment B Shares--are offered in a separate prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Interfund Shares:

Interfund Shares

o    No sales charges.

o    No Distribution (12b-1) fees

o Available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.


     The Funds also offer Trust, Investment A Shares and Investment B Shares. Each of these classes has its own expense structure.

                            Distribution of the Funds

     Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

                                Purchasing Shares

     You may purchase Interfund Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

What Shares Cost

     The offering price of an Interfund Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for the Money Market Fund offered in this prospectus twice a day, at 1:00 p.m. Eastern Time and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time), on each day that the Exchange is open.

     The Trust attempts to stabilize the net asset value per share for the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.

     Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). Investments in the Money Market Fund made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

Additional Information

     Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

     The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

     If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

How to Buy Interfund Shares

1.  Call

       o    Your Huntington Account Administrator
       o    The Huntington Investment Company

2.  Make Payment

       o    By Federal funds wire to:

            State Street Bank and Trust Co.
            ABA #01100028
            Huntington Fund
            Account #9905-172-4
            Shareholder Name
            Shareholder Account Number

     (The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)



                                  Exchanging Shares

Interfund Shares may not be exchanged for other Shares.

                          About Redeeming Interfund Shares

     You may redeem Interfund Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

     The price at which the Trust will redeem a Interfund Share will be its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered in this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

     For Money Market Fund shareholders who request redemptions prior to (1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

     To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

     The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.


How to Redeem Interfund Shares

1. Call (You must have completed the appropriate section on your account application)

       o    The Huntington Investment Company at (800) 322-4600; or
       o    Your Huntington Account Administrator.


More About the Huntington Funds

                             Management of the Trust

     The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

     Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

     Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank is the investment advisor to the Huntington Funds.

     The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287.

     Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds (other than the International Equity Fund).

     Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined Huntington in 2001 as Vice President of The Huntington National Bank and Director of International Investments. Ms. Matlock served as Director of International Investment for Bartlett & Co. from 1992 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her M.B.A. in Finance from the University of Cincinnati.

     Effective December 1, 2001, The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. For Investment A Shares, Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.

     During the fiscal year ended December 31, 2001, the Trust paid Huntington management fees as a percentage of average net assets as follows:

Money Market Fund                           0.27%
Ohio Municipal Money Market Fund            0.25%
U.S. Treasury Money Market Fund             0.20%
Florida Tax-Free Money Fund                 0.20%
Growth Fund                                 0.60%
Income Equity Fund                          0.60%
Rotating Index Fund                         0.50%
Dividend Capture Fund                       0.75%
International Equity Fund                   1.00%*
Mid Corp America Fund                       0.75%
New Economy Fund                            0.85%
Mortgage Securities Fund                    0.30%
Ohio Tax-Free Fund                          0.50%
Michigan Tax-Free Fund                      0.43%
Fixed Income Securities Fund                0.50%
Intermediate Government Income Fund         0.46%

* For the period from February 28, 2001 through December 30, 2001, Federated Global Investment Management Corp., pursuant to its Sub-Advisory agreement with Huntington, received from Huntington an annual fee equal to 0.65% of the first $100 million of the International Equity Funds average daily net assets. Effective December 31, 2001, Huntington has terminated this Agreement.



Dividends and Distributions

     The Money Market Fund declares dividends on investment income daily and pay them monthly. The Fund also makes distributions of net capital gains, if any, at least annually.

Distribution Options

     All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of the Fund offered by this Prospectus may choose to receive all distributions in cash. Shareholders of the Fund offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

                                Tax Consequences

     There are many important tax consequences associated with investment in the Fund offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

     Any gain on the sale or redemption of Fund shares will be subject to federal income tax.

Taxation of Distributions

     The Fund offered by this Prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

Avoid Withholding Tax

     The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

More About the Huntington Funds

                              Financial Highlights
(TO COME)



                                Investment Practices

     The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

Instrument                                                               Risk Type

Asset-Backed Securities:  Securities backed by company                 Pre-payment
receivables, home equity loans, truck and auto loans, leases,            Market
credit card receivables and other securities backed by                   Credit
other types of receivables or assets.                                  Regulatory

Bankers' Acceptances:  Bills of exchange or time drafts drawn            Credit
on and accepted by a commercial bank. They generally have               Liquidity
maturities of six months or less.                                        Market

Bonds:  Interest-bearing or discounted government or                     Market
corporate securities that obligate the issuer to pay the                 Credit
bondholder a specified sum of money, usually at specific
intervals, and to repay the principal amount of the loan
at maturity.

Certificates of Deposit:  Negotiable instruments with a                  Market
stated maturity.                                                         Credit
                                                                        Liquidity

Commercial Paper:  Secured and unsecured short-term                      Credit
promissory notes issued by corporations and other entities.             Liquidity
Their maturities generally vary from a few days to nine months.               Market


Demand Notes:  Securities that are subject to puts and                   Market
standby commitments to purchase the securities at a fixed               Liquidity
price (usually with accrued interest) within a fixed period            Management
of time following demand by a Fund.

Derivatives:  Instruments whose value is derived from an               Management
underlying contract, index or security, or any combination               Market
thereof, including futures, options (e.g., put and calls),               Credit
options on futures, swap agreements, and some                           Liquidity
mortgage-backed securities.                                             Leverage

Futures and Related Options:  A contract providing for                 Management
the future sale and purchase of a specific amount of a                   Market
specific security, class of securities, or index at a specified          Credit
time in the future and at a specified price. The aggregate              Liquidity
value of options on securities (long puts and calls) will               Leverage
not exceed 10% of a Fund's net assets at the time it
purchases the options. Each Fund will limit obligations
under futures, options on futures, and options on securities to no more than 25% of the Fund's assets.

Instrument                                                               Risk Type

Illiquid Securities:  Securities that ordinarily cannot be              Liquidity
sold within seven business days at the value the Fund has                Market
estimated for them. Each Fund, except the Florida Tax-Free
Money Market Fund, may invest up to 10% of its total assets
in illiquid securities (15% in the case of the RotatingIndex Fund,
Dividend Capture Fund, International Equity Fund, Mid Corp
America Fund, New Economy Fund and Intermediate Government
Income Fund). TheFlorida Tax-Free Money Market Fund may
 invest up to 10% of its net assets in illiquid securities.

Investment Company Securities:  Shares of registered                     Market
investment companies. These may include Huntington Money
Market Funds and other registered investment companies for
which Huntington, its sub-advisers, or any of their
affiliates serves as investment adviser, administrator or
distributor. Except for the Rotating Index Fund, each of
the Funds may invest up to 5% of its assets in the Shares
of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10%
of its assets in the Shares of other registered
investment companies. The Rotating Index Fund may
invest all of its assets in the Shares of any one
investment company or investment companies. The Rotating
Index Fund, however, may not own more than 3% of the
securities of any one investment company. If the
Rotating Index Fund owns more than 1% of the shares
of an investment company, that portion that exceeds 1%
may be considered illiquid and would be subject to
the limitation on investing in illiquid securities.
As a shareholder of an investment company, a Fund
will indirectly bear investment management fees of
that investment company, which are in addition to the
management fees the fund pays its own adviser.

Money Market Instruments:  Investment-grade, U.S.                        Market
dollar-denominated debt securities with remaining maturities             Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Repurchase Agreements:  The purchase of a security and the               Market
simultaneous commitment to return the security to the seller            Leverage
at an agreed upon price on an agreed upon date.
This is treated as a loan.




Instrument                                                               Risk Type

Restricted Securities:  Securities not registered under the             Liquidity
Securities Act of 1933, such as privately placed commercial              Market
paper and Rule 144A securities.

Securities Lending:  Each Fund, except the Rotating Index Fund,               Market
may lend up to 20% of its total assets. The Rotating                    Liquidity
Index Fund, Dividend Capture Fund, International Equity Fund,           Leverage
Mid Corp America Fund, and New Economy Fund may each
lend up to 33 1/3% of their total assets. Suchloans must be
collateralized by cash, Credit U.S. governmentobligations
or other high-quality debt obligations andmarked to market daily.

Time Deposits:  Non-negotiable receipts issued by a bank                Liquidity
in exchange for a deposit of money.                                      Credit
                                                                         Market

U.S. Government Agency Securities:  Securities issued by                 Market
agencies and instrumentalities of the U.S. government.                   Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations:  Bills, notes, bonds, separately              Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments:  Obligations with                Credit
interest rates that are reset daily, weekly, quarterly or               Liquidity
on some other schedule. Such instruments may be payable                  Market
to a Fund on demand.

Warrants:  Securities that give the holder the right to                  Market
buy a proportionate amount of common stock at a specified                Credit
price. Warrants are typically issued with preferred
stock and bonds.


Glossary of Investment Risks

     This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

     Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

     Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

     Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

     Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

     Prepayment & Call Risk. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

     Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

     Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


                        [THIS PAGE INTENTIONALLY LEFT BLANK]







More information about the Funds            For copies of Annual or
is available free upon request,             Semi-Annual Reports, the
including the following:                    Statement of Additional
                                            Information, other information or
Annual and Semi-Annual Reports              for any other inquiries:

The  Semi-Annual   Report  includes         Call (800) 253-0412
unaudited   information  about  the
performance     of    the    Funds,         Write
portfolio    holdings   and   other         Huntington Funds
financial  information.  The Annual         P.O. Box 8526
Report  includes   similar  audited         Boston, MA  02266
information  as  well  as a  letter
from    the    Huntington     Funds         Log on to the Internet
portfolio    managers    discussing
recent market conditions,  economic         The Huntington Funds' website is
trends  and  investment  strategies         at
that     significantly     affected         http://www.huntingtonfunds.com.
performance  during the last fiscal         The SEC's website,
year.                                       http://www.sec.gov, contains
                                            text-only versions of the
Statement of Additional Information         Huntington Funds documents.

Provides more detailed information          Contact the SEC
about the Funds and its policies.
A current Statement of Additional           Call (202) 942-8090 about
Information is on file with the             visiting the SEC's Public
Securities and Exchange Commission          Reference Room in Washington D.C.
and is incorporated by reference            to review and copy information
into (considered a legal part of)           about the Funds.
this Prospectus.
                                            Alternatively, you may send your
HUNTINGTON ASSET ADVISORS, INC., a          request to the SEC by e-mail at
wholly owned subsidiary of The              publicinfo@sec.gov or by mail
Huntington National Bank, is the            with a duplicating fee to the
Adviserto the Huntington Funds.             SEC's Public Reference Section,
                                            450 Fifth Street, NW, Washington,
EDGEWOOD SERVICES, INC. is the              D.C. 20549-0102.
Distributor and is not affiliated
with The Huntington National Bank.          The Huntington Funds' Investment
                                            Company Act registration number
                                            is 811-5010.




                                   HUNTINGTON FUNDS

                                  INVESTMENT A SHARES
                                  INVESTMENT B SHARES
                                     TRUST SHARES
                                   INTERFUND SHARES
                                          OF
                             HUNTINGTON MONEY MARKET FUND
                      HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                        HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                      HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                                HUNTINGTON GROWTH FUND
                             HUNTINGTON INCOME EQUITY FUND
                            HUNTINGTON ROTATING INDEX FUND
                           HUNTINGTON DIVIDEND CAPTURE FUND
                         HUNTINGTON INTERNATIONAL EQUITY FUND
                           HUNTINGTON MID CORP AMERICA FUND
                              HUNTINGTON NEW ECONOMY FUND
                          HUNTINGTON MORTGAGE SECURITIES FUND
                             HUNTINGTON OHIO TAX-FREE FUND
                           HUNTINGTON MICHIGAN TAX-FREE FUND
                        HUNTINGTON FIXED INCOME SECURITIES FUND
                    HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
              HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                          STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information contains information which may be of interest to investors in the Huntington Funds (the "Trust") but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares, Trust Shares, or Interfund Shares. This Statement of Additional Information is not a prospectus and is only authorized for distribution when accompanied or preceded by the applicable Prospectuses dated April 30, 2002, for Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. This Statement of Additional Information should be read together with the applicable Prospectuses. Investors may obtain a free copy of a Prospectus by writing the Funds at, Huntington Funds, P.O. Box 8526, Boston, MA 02266, or by telephoning toll free the Huntington Funds at 800-253-0412. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                    APRIL 30, 2002


                                   TABLE OF CONTENTS


Definitions..................................................................4


INVESTMENT PRACTICES AND RISKS...............................................6
      Adjustable Rate Notes..................................................6
      Asset-backed Securities (Non-mortgage).................................6
      Common Stock...........................................................7
      Convertible Securities.................................................7
      Concentration Risk.....................................................7
      Corporate Debt (Including Bonds, Notes and Debentures).................8
      Credit (or Default) Risk...............................................8
      Credit-enhanced Securities.............................................8
      Defensive Investments..................................................8
      Dollar Roll Transactions...............................................9
      Equity Risk............................................................9
      Equity Securities.....................................................10
      Extension Risk........................................................10
      Fixed Income Securities...............................................10
      Foreign Currency Options..............................................10
      Foreign Currency Transactions.........................................11
      Forward Foreign Currency and Foreign Currency Futures Contracts.......12
      Foreign Securities....................................................14
      Futures Contracts and Options on Futures Contracts....................16
      Index - Based Investments.............................................19
      Index Futures Contracts and Options on Index Futures Contracts........20
      Interest Rate Risk....................................................21
      Lending Portfolio Securities..........................................21
      Liquidity Risk........................................................22
      Market Risk...........................................................22
      Money Market Instruments..............................................22
      Bank Obligations......................................................23
      Variable Rate Demand Notes............................................24
      Money Market Mutual Funds.............................................25
      Mortgage-related Securities...........................................25
            Mortgage Pass-through Securities................................27
            Adjustable Rate Mortgage Securities.............................27
            Derivative Mortgage Securities..................................28
      Options...............................................................29
      Preferred Stock.......................................................33
      Prepayment Risk.......................................................33
      Real Estate Investment Trusts.........................................33
      Repurchase Agreements.................................................33
      Reverse Repurchase Agreements.........................................34
      Restricted and Illiquid Securities....................................34
      Security-specific Risk................................................35
      Small Cap/special Equity Situation Securities.........................35
      Tax-exempt Securities.................................................35
      U.S. Government Securities............................................38
      U.S. Treasury Security Futures Contracts and Options..................38
      Warrants..............................................................39
      When-issued and Delayed Delivery Transactions.........................39
      Zero-coupon Securities................................................40
      Special Risk Factors Applicable to the Ohio Tax-exempt Funds..........41
      Special Risk Factors Applicable to the Michigan Tax-free Fund.........46
      Special Risk Factors Applicable to the Florida Tax-free Money Fund....49


INVESTMENT RESTRICTIONS.....................................................50
      Portfolio Turnover....................................................56


MANAGEMENT OF THE TRUST.....................................................56
      Trustees and Officers.................................................56
      Trustee Compensation..................................................58
      Investment Adviser....................................................59
      Approval of Investment Advisory Contract..............................62
      Sub-Adviser...........................................................62
      Portfolio Transactions................................................62
      Brokerage Allocation and Other Practices..............................63
      Code of Ethics........................................................64
      Administrator.........................................................65
      Sub-Administrator.....................................................65
      Financial Administrator...............................................66
      Administrative Services Agreement.....................................66
      Expenses..............................................................67
      Distributor...........................................................67
      Distribution Plan (12b-1 Fees)........................................67
      Custodian.............................................................69
      Transfer Agent and Dividend Disbursing Agent..........................69
      Independent Auditors..................................................70
      Legal Counsel.........................................................70
      Principal Holders of Securities.......................................70


SHAREHOLDER RIGHTS..........................................................70
      Other Purchase Information............................................73
      Other Exchange Information............................................75
      Other Redemption Information..........................................75
      DETERMINATION OF NET ASSET VALUE......................................75


TAXES 80
      Federal Income Taxation...............................................80
      State Taxation........................................................83


DIVIDENDS AND DISTRIBUTIONS.................................................86
      Money Market Funds....................................................86
      Other Funds...........................................................87


PERFORMANCE INFORMATION.....................................................87
      Money Market Funds....................................................87
      Other Funds...........................................................89
      Tax-Equivalency Tables................................................91


MICHIGAN TAX-FREE FUND......................................................95


FLORIDA TAX-FREE MONEY FUND.................................................97


FINANCIAL STATEMENTS........................................................98


APPENDIX....................................................................98

                                      Definitions

For convenience, we will use the following terms throughout this SAI.

"1940 Act"           -- The Investment Company Act of 1940, as amended.

"Funds"              -- Each of the separate investment portfolios of the Trust.

"Tax-Exempt Funds"   -- Ohio   Municipal   Money  Market  Fund,   Ohio  Tax-Free  Fund,
                        Michigan  Tax-Free Fund and Florida Tax-Free Money Fund.

"Money Market Funds" -- Money  Market Fund,  Ohio  Municipal  Money  Market Fund,  U.S.
                        Treasury Money Market Fund and Florida Tax-Free Money Fund.

"Trust"              -- Huntington Funds.

"Huntington"         -- Huntington  Asset  Advisors,   Inc.,  the  Trust's   investment
                        adviser.

"Independent Trustees"  --    Trustees who are not  "interested  persons" of the Trust,
                        as defined in the 1940 Act.

"NRSRO"              -- Nationally  Recognized  Statistical  Ratings  Organization such as Moody's  Investor  Service or  Standard  and Poor's  Ratings
                        Group.

"Federated"          -- Federated Services Company, the Trust's administrator.

"Huntington Bank"       The  Huntington  National Bank,  the  sub-administrator
                        of the Funds.

"Prospectus"         -- Each of the separate Prospectuses of the Funds.

"SAI"                -- Statement of Additional Information.

"Edgewood"           -- Edgewood Services, Inc., the Trust's distributor.

     The Trust was organized as a Massachusetts business trust on February 10, 1987. Originally known as The Monitor Funds, the Trust's name was changed to the Huntington Funds on January 1, 1999.

     The Trust is an open-end, management investment company consisting of seventeen separate Funds with separate investment objectives and policies. Each of these Funds, except the Tax-Exempt Funds, is diversified. The Funds may offer one or more of the following classes of shares: Investment A Shares, Investment B Shares, and Trust Shares. In addition, the Money Market Fund offers Interfund Shares. This SAI relates to all classes of shares.

                            INVESTMENT PRACTICES AND RISKS

     The Prospectuses discuss the principal investment strategies and risks of investing in each of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, including those which are not part of a Fund's principal investment strategy. In addition, we have included discussions relating to the special risks associated with investment in each of the Tax-Exempt Funds.

Adjustable Rate Notes

     Consistent with its investment objective, policies, and restrictions, each Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

     Asset-backed Securities (Non-mortgage) Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

     The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

Common Stock

     Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

       Each of the Equity Funds may invest in common stock.

Convertible Securities

     Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

       Each of the Equity Funds may invest in convertible securities.

Concentration Risk

     When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the Single State Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.


Corporate Debt (Including Bonds, Notes and Debentures)

     Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

     Each of the Funds, except the U.S. Treasury Money Market Fund and the Growth Fund, may invest in corporate bonds.

Credit (or Default) Risk

     To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.

Credit-enhanced Securities

     Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, Huntington evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

     All of the Funds may invest in credit-enhanced securities. The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

     At times Huntington may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, Huntington may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which Huntington considers to be of comparable quality to the acceptable investments of the Fund and other investments which Huntington considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

Dollar Roll Transactions

     A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

     Only the Mortgage Securities Fund engages in dollar roll transactions with respect to its mortgage-related securities.

Equity Risk

     Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

     To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Equity Securities

     Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Adviser believes have common stock characteristics, such as rights and warrants.

Extension Risk

     Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Fixed Income Securities

     Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (Also See "Options")

     Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when Huntington believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

     Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, International Equity Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign currency options.

Foreign Currency Transactions

     Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

     Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

     Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

     Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

     Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, International Equity Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may use foreign currency transactions.

     Forward Foreign Currency and Foreign Currency Futures Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

     Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

     When the International Equity Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the International Equity Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

     Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in forward foreign currency and foreign currency futures contracts.

Foreign Securities (including Emerging Markets)

     Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian
Development Bank. Investment in foreign securities is subject to a number of special risks.

     Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

     There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In  addition,  with  respect  to  certain  foreign  countries,  there  is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

     On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

     The International Equity Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

     Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

     Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

     Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income
Securities Fund may invest in foreign securities. Each of the Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of its net assets in non-U.S. dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

     A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

     Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when Huntington expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

     Successful use by a Fund of futures contracts on debt securities is subject to Huntington's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts. Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

     Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. Huntington will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Huntington's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Huntington may still not result in a successful hedging transaction over a very short time period.

     Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index - Based Investments

     Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity Benchmark Shares ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

     A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

     Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.


Index Futures Contracts and Options on Index Futures Contracts

     A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

     All of the Funds may utilize index futures or options on index futures.

Interests in Other Limited Liability Companies

     The International Equity Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.

Interest Rate Risk

     Interest rate risk is the risk that changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in bond values, while a fall in interest rates typically causes a rise in bond values. Fixed income securities with longer maturities are more susceptible to changes in value due to interest rate changes than are those with shorter maturities.

     Recent market experience has shown that certain derivative mortgage securities have a higher degree of interest rate risk and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices which are unacceptable to the Adviser based on market conditions.

Lending Portfolio Securities

     In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by Huntington and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, Huntington will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Consistent with SEC guidelines, any loans made will be continuously secured by collateral in cash, U.S. government obligations or other high-quality debt obligations at least equal to 100% of the value of the securities on loan. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund, except the Rotating Index Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund and New Economy Fund, may not exceed 20% of the Fund's total assets. As a matter of non-fundamental policy, the Rotating Index Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund and New Economy Fund may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets.

     While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

     One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Liquidity Risk

     Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

Market Risk

     Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.


Money Market Instruments

     Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

     Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor's Ratings Group ("S&P") or P-1 or better by Moody's Investors Service, Inc. ("Moody's"); or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

       Bank Obligations

     Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

     Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

     Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

     The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

     The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

     Variable Rate Demand Notes

     Variable  rate  demand  notes  ("VRDNs")  are  unsecured,   direct  lending
arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

     VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

     Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

     Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on heir last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including TRs, TIGRs and CATS; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

     Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission, a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

     Each of the Growth Fund, the Income Equity Fund, the Rotating Index Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, the Mortgage Securities Fund, the Ohio Tax-Free Fund, the Michigan Tax-Free Fund, the Fixed Income Securities Fund, and the Short/Intermediate Fixed Income Securities Fund may invest up to 5% of its total assets in the shares of money market mutual funds (other than the Trust's Money Market Funds) for liquidity purposes. The Ohio Tax-Free Fund may not, however, invest in shares of a money market mutual fund which generates income treated as a preference item for federal alternative minimum tax purposes.

     The Ohio Municipal Money Market Fund may invest up to 5% of its total assets in the shares of one or more tax-exempt money market mutual funds for liquidity purposes.

Mortgage-related Securities

     Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     The Mortgage Securities Fund, Fixed Income Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund may invest in mortgage-related securities issued by the U.S. government, its agencies or instrumentalities, and the derivative mortgage securities described above. In addition, the Mortgage Securities Fund may invest in mortgage-related securities issued by private entities.

       Mortgage Pass-through Securities

     Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

       Adjustable Rate Mortgage Securities

     Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

     ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.



      Derivative Mortgage Securities

     Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

     The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

     An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

     Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

     The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

     Stripped mortgage-backed securities ("SMBSs") may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, Huntington intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

     A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

     In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

     The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

     By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

     A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

     In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

     Each of the Equity and Income Funds may write or purchase put and call options. All call options written must be covered.

     The successful use of options depends on the ability of Huntington to forecast interest rate and market movements. For example, if a Fund were to write a call option based on Huntington's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on Huntington's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

     The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

     The effective use of options also depends on the Fund's ability to terminate option positions at times when Huntington deems it desirable to do so. Although a Fund will take an option position only if Huntington believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

     The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter ("OTC") markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Huntington, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

     A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

     Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

     Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Huntington believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Huntington may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

     Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

       Each of the Equity Funds may invest in preferred stock.

Prepayment Risk

     Prepayment risk results because, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the principal on mortgage-related securities held is "prepaid" earlier than expected. A Fund which holds mortgage-related securities which are prepaid must reinvest the unanticipated principal payments, just at a time when interest rates on new mortgage investments are falling. Prepayment risk has two important effects on a Fund: (1) when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, income will be reduced; and (2) when interest rates fall, prices on mortgage-backed securities may not rise as much as comparable Treasury bonds because bond market investors may anticipate an increase in mortgage prepayments and a likely decline in income.

     Recent market experience has shown that certain derivative mortgage securities have a higher degree of prepayment risk and, as a result, the prices of such securities may be highly volatile.

Real Estate Investment Trusts

     The Dividend Capture Fund, the Mortgage Securities Fund and the International Equity Fund may invest in real estate investment trusts ("REITs"). REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Repurchase Agreements

     Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Adviser will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Adviser to determine when to request additional collateral from the seller.

     If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Reverse Repurchase Agreements

     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Restricted and Illiquid Securities

     Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

     Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust intends, therefore, with respect to the Money Market Fund's investments, to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

     Each of the Funds may invest in illiquid securities (including restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options). Except for the Florida Tax-Free Money Fund, the Intermediate Government Income Fund, the Rotating Index Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund, none of the Funds will invest more than 10% of its total assets in such securities. The Florida Tax-Free Money Fund is limited to 10% of its net assets, while the Intermediate Government Income Fund, the Rotating Index Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund may each invest up to 15% of their total assets in illiquid securities.

Security-specific Risk

     Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Small Cap/Special Equity Situation Securities

     Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

Tax-exempt Securities

     Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

     Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

     Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

     Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs") and bond anticipation notes ("BANs"). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

     Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

     Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

     Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. Huntington will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation,
(2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

     Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

     Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

     The Internal Revenue Code of 1986, as amended (the "Code"), imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

     Each of the Income Funds, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may invest in tax-exempt securities. The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax. Shareholders should consult their own tax adviser regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. Government Securities

     U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

     Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

     Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

     All of the Funds may invest in U.S. Government securities and may use them for defensive purposes.

U.S. Treasury Security Futures Contracts and Options

     U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

     Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

     There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. Huntington will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

     Each of the Tax-Exempt Funds may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of Huntington, price movements in U.S. Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge.

Warrants

     Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Each of the Equity Funds may invest in warrants.

When-issued and Delayed Delivery Transactions

     When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Adviser may choose to dispose of a commitment prior to settlement.

     With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, and the New Economy Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund, which has no such restriction on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     All  of  the  Funds  may  engage  in  when-issued   and  delayed   delivery
transactions.

Zero-coupon Securities

     Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of
Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

       Each of the Income Funds may invest in zero-coupon securities.

Special Risk Factors Applicable to the Ohio Tax-exempt Funds

     "Ohio tax-exempt securities" refer to tax-exempt securities issued by or on behalf of the State of Ohio or its authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of bond counsel at the time of issuance, is exempt from both federal income tax and Ohio personal income taxes. Since the Ohio Tax-Free Fund and the Ohio Municipal Money Market Fund invest primarily in Ohio tax-exempt securities, the value of these Funds' shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio tax-exempt securities to meet their obligations. As a result, the value of the Funds' shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states. The Ohio Municipal Money Market Fund may invest in Ohio tax-exempt securities only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). In addition, the Ohio Municipal Money Market Fund may have more than 40% of its total assets invested in securities that are credit-enhanced by domestic and foreign banks. Changes in credit quality of these banking institutions could cause losses to this Fund and affect its share price.

     As described above, the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each invest most of its net assets in Ohio tax-exempt securities. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio tax-exempt securities. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

     Generally, the creditworthiness of Ohio tax-exempt securities of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

     There may be specific factors that at particular times apply in connection with investment in particular Ohio tax-exempt securities or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio tax-exempt securities, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

     Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1998 was 11,209,000.

     While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

     In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, in recent years the annual State rates were below or at the national rates (4.3% vs. 4.5% in 1998, both at 4.2% in 1999). The unemployment rate and its effects vary among geographic areas of the State.

     There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio tax-exempt securities held in the Ohio Municipal Money Market Fund and/or the Ohio Tax-Free Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

     The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

     The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

     Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

     A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.

     None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.

     The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

     From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million went to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF, and the $263 million balance to a State income tax reduction fund.

     The 1998-99 biennium ending GRF balances were $1.5 billion (cash) and $976 million (fund). Of that fund balance, $325.7 million has been transferred to school building assistance, $46.3 million to the BSF, $90 million to supply classroom computers and for interactive video distance learning, and the remaining amount to the State income tax reduction fund. The BSF had a December 16, 1999 balance of over $953 million.

     The GRF appropriations acts for the current 2000-01 biennium (one for all education purposes, and one for general GRF purposes) were passed on June 24 and June 28, 1999, respectively, and promptly signed (after selective vetoes) by the Governor. Those acts provided for total GRF biennial expenditures of over $39.8 billion. Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's proposed budget and incorporated in the appropriations bills as introduced, and were included in the bill versions as passed by the House and the Senate and in the acts as passed and signed.

     The State's incurrence or assumption of debt without a vote of the people is, with exceptions noted below, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

     By 16 constitutional amendments approved from 1921 to date (the latest adopted in 1999) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At February 11, 2000, over $1.4 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding or awaiting delivery. The only such State debt currently at that date authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($19.3 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1.06 billion outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($109.1 million outstanding, with no more than $50 million to be issued in any one year).

     The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

     A constitutional amendment approved by the voters in November 1999 authorizes State general obligation debt to pay costs of facilities for a system of common schools throughout the State and facilities for state supported and assisted institutions of higher education. That, and other debt represented by direct obligations of the State (including that authorized by the Ohio Public Facilities Commission and Ohio Building Authority, and some authorized by the Treasurer), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance.

     The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.2 billion of which were outstanding or awaiting delivery at February 11, 2000.

     In recent years, State agencies have participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of February 11, 2000) to be approximately $34.6 million (of which $30.7 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made. A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

     A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

     State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

     Local school districts in Ohio receive a major portion (state-wide aggregate of approximately 47% in FY 1998) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 126 districts (as of February 11, 2000) on voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order to permit time for responsive corrective actions. After a further hearing, the trial court has decided that steps taken to date by the State to enhance school funding have not met the requirements of the Supreme Court decision. The State has appealed to the Supreme Court, before which oral arguments were heard on November 16, 1999. That Court has issued a stay, pending appeal, of the implementation of the trial court's order. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A now superseded program provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totaled $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), $113.2 million for 12 districts in FY 1997 (including $90 million to one for restructuring its prior loans), and $23.4 million for 10 districts in FY 1998.

     Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

     For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 27 cities and villages; for 21 of them the fiscal situation was resolved and the procedures terminated (one municipality is currently in preliminary "fiscal watch" status). As of February 11, 2000, a school district "fiscal emergency" provision was applied to 11 districts, and eight were on preliminary "fiscal watch" status.

     At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

Special Risk Factors Applicable to the Michigan Tax-free Fund

     "Michigan tax-exempt securities" refer to tax-exempt securities issued by or on behalf of the State of Michigan or its authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of bond counsel at the time of issuance, is exempt from both federal income tax and Michigan personal income taxes. Because the Michigan Tax-Free Fund will invest primarily in Michigan tax-exempt securities, its investment performance is especially dependent on Michigan's prevailing economic conditions. As a result, the value of this Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of states. In addition, to provide somewhat greater investment flexibility, the Michigan Tax-Free Fund is also a "non-diversified" fund and, as such, is not required to meet any diversification requirements under the 1940 Act. The Michigan Tax-Free Fund may use its ability as a non-diversified fund to concentrate its assets in the securities of a smaller number of issuers, which the Adviser deems to be attractive investments, rather than invest in a larger number of securities merely to satisfy non-tax diversification requirements. While the Adviser believes that the ability to concentrate its investments in particular issuers is an advantage when investing in Michigan tax-exempt securities, such concentration also involves a risk of loss should the issuer be unable to make interest or principal payments or should the market value of such securities decline. Investment in a non-diversified fund could therefore entail greater risks than investment in a "diversified" fund, including a risk of greater fluctuations in yield and share price. The Michigan Tax-Free Fund must nevertheless meet certain diversification tests to qualify as a "regulated investment company" under the Code.

     The following highlights some of Michigan's more significant financial trends and problems, and is based on information drawn from official statements relating to offerings of securities by the State of Michigan, its agencies and instrumentalities, as available through April 1, 2001. The State of Michigan has a fiscal year beginning on October 1 of each year and ending on the next September 30. The Trust has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact that would render such information inaccurate.

     Michigan is a highly industrialized state with an economy principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. According to the State Department of Management and Budget, the U.S. Bureau of Economic Analysis and the U.S. Bureau of Census, Michigan's population has grown since the 1990 Census by 6.9%, to approximately 9,938,000 people, while its civilian labor force over 16 years of age has grown by 15.8% and personal income of its residents has grown by over 48% during that time. Legislation in Michigan requires that the administration prepare two economic forecasts each year, which are presented each January and May of a given year. The January 2001 forecast is summarized below. The State's Consensus Revenue Estimating Conference projects that in calendar year 2001 Michigan wage and salary employment will decline slightly (by about 0.3%) because of a slowing U.S. economy, a contracting manufacturing sector and employment reductions at major Michigan employers, including auto companies. In 2002, employment growth is forecast to accelerate to 1.0%, with Michigan employment rising by 45,000. Michigan wage and salary income is expected to slow from 5.8% in 2000 to 3.1% in 2001, and then rebound to 5.6% in 2002. Real gross domestic product is projected to grow 2.5% in 2001 and 4.3% in 2002. Nationally, car and light truck sales are expected to total
15.9 million units in 2001 and 16.4 million units in 2002 The unemployment rate is projected to average 4.7% in 2001 and 4.5% in 2002, ending the recent trend of Michigan's unemployment rate being below the national average for seven consecutive years. The State's forecast assumes moderate inflation accompanied by steady interest rates. Higher energy prices or lower productivity could spur higher inflation and adversely affect these projections.

     The principal revenue sources for the State's General Fund are revenues from sales, personal income, single business, and excise taxes (approximately 55% of total General Fund revenues) and federal and non-tax revenues (approximately 45% of total revenues). Under the State Constitution, expenditures from the General Fund are not permitted to exceed available revenues. The principal expenditures from the General Fund are directed towards education, public protection, mental and public health, and social services. Improvements in the Michigan economy have resulted in increased revenue collections, which, together with restraint on the expenditure side of the budget, have produced General Fund surpluses of $12.7 million in fiscal 1997, $350.4 million in fiscal 1998 and $219 million in fiscal 1999. Fiscal year 2000 expenditures have not yet been finalized. General Fund general purpose revenues from all available sources are projected to be $9,852.6 million and $9,833.7 million in fiscal years 2000 and 2001, respectively, while General Fund expenditures are projected to be $9,607.6 million and $9,741.3 million in fiscal 2000 and 2001, respectively.

     The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the ratio of the 1978-79 fiscal year revenues to total calendar 1977 State personal income. If any fiscal year's revenues exceed the revenue limitation of 1% or more, the entire amount of the excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget Stabilization Fund. The unreserved balance of this Budget Stabilization Fund on September 30, 2000, was estimated to be $1,264.4 million.

     Property  tax  and  school   finance  reform   measures   enacted  in  1993
substantially cut local school property taxes and raised additional state revenues to replace most of the property tax cut. A constitutional amendment, approved by the voters in March 1994, increased the state sales and use tax from 4 % to 6%, limits the ability of local school districts to levy taxes and limits assessment increases for each parcel of property to the lesser of 5 % or the rate of inflation. When property is subsequently sold, its taxable value will revert to the current assessment level of 50 % of true cash value. Companion legislation increased the cigarette tax from $0.25 to $0.75 per pack, imposed a state real estate transfer tax and a 6-mill state property tax, and cut the state's income tax rate from 4.6% to 4.4% (this tax rate has been subsequently lowered to 4.2%). These new state revenues are included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future. Since 1994, Michigan has financed the principal portion of the costs of local public school operations as a State budget item, and has shifted the responsibility for financing such costs away from local school units.

     The State of Michigan is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect Michigan's programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under state taxes. The ultimate disposition and consequences of all of these proceedings are not presently determinable, but such ultimate dispositions and consequences of any single proceeding or all legal proceedings collectively should not themselves, except as described below, have a material adverse effect on the Michigan's General Fund balance.

     On November 24, 1999, the Michigan Court of Claims in Jefferson Smurfit Corporation v State of Michigan ruled that the site-based capital acquisition deduction in Michigan's single business tax act is unconstitutional. According to the Michigan Department of Treasury, the potential financial impact of this decision is uncertain. The State of Michigan has appealed the decision to the Michigan Court of Appeals. In 1994, several state circuit and probate courts filed suit in the Court of Claims and in the Michigan Circuit Court against the State of Michigan and certain county governmental bodies (10th Judicial Circuit, et al. v State of Michigan, et al.), for declaratory and injunctive relief, and for damages due to the alleged failure of the State Court Administrative Office to properly calculate the counties' reimbursement under the Michigan's court funding statute. The plaintiffs assert that the amount in controversy exceeds $5 million. The case is currently pending final class certification.

     On November 15, 2000, more than 365 Michigan school districts and individuals filed two suits in the Michigan Court of Appeals. The first suit, (Durant, et al. v. State, et al.) asserts that the current school aid appropriation act violates Article 9, Sections 25 to 34 of the Michigan Constitution (the "Headlee Amendment") because it allegedly transfers per-pupil revenue guaranteed to school districts under the a different provision of the Michigan Constitution for unrestricted school operating purposes. The plaintiffs are seeking monetary damages of approximately $1.7 billion for the 1999-2000 through 2002-2003 school years for the State's alleged underfunding of special education programs and services, including special education transportation services, a declaratory judgment that the current school aid appropriation act violates Article 9, Section 11 and Article 9, Section 29 of the Michigan Constitution and an orders declaring that the State has failed to meet its constitutional duty to fund services and activities provided by the plaintiff school districts during school years 1999-00 through 2002-03 in the same proportion by which they were funded when the Headlee Amendment became effective, and that the State has reduced the State financed proportion of necessary costs incurred by the plaintiff school districts for special education services for the 1999-00 through 2002-03 school years below that provided by the State when the Headlee Amendment became effective. Finally, the plaintiffs also seek an injunction permanently enjoining the State from making any future reductions below the levels of funding provided when the Headlee Amendment became effective to pay for the cost of the activities and services required of them by State law.

     Although revenue obligations of the State or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that further economic difficulties will not adversely affect the market value of municipal obligations held in the portfolio of the Michigan Series or the ability of the respective obligors to make required payments on such obligations.

Special Risk Factors Applicable to the Florida Tax-free Money Fund

     "Florida tax-exempt securities" refer to tax-exempt securities issued by the state of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, and which pay interest that is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. Because the Florida Tax-Free Money Fund will invest primarily in Florida tax-exempt securities, its investment performance is especially dependent on Florida's prevailing economic conditions. The Florida Tax-Free Money Fund may invest in Florida tax-exempt securities only if rated at the time of purchase within the two highest grades assigned by any two NRSROs (or by any one NRSRO if the obligation is rated by only that NRSRO).

     In 1980, Florida ranked seventh in population among the fifty states, having a population of 9.7 million people. The state has grown dramatically since 1980 and, as of April 1, 1998, Florida ranked fourth in the nation, with an estimated population of 15 million. The service and trade sectors constitute Florida's largest employment sectors, with services currently accounting for 36% and trade accounting for 25.5% of the state's of total non-farm employment.
Florida's manufacturing jobs exist in the high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. Since 1992, Florida's non-farm jobs have increased 24.6% while U.S. non-farm jobs increased 15.9%. From 1995 to 1997, Florida's unemployment rate was below the nation's average. In 1998, Florida's unemployment rate was 4.5%, while the nation's was also 4.5%.

     South Florida, because of its location and involvement with foreign trade, tourism and investment capital, is particularly susceptible to international trade and currency imbalances and economic dislocations in Central and South America. The central and northern portions of the state are affected by problems in the agricultural sector, particularly in the citrus and sugar industries. Short-term adverse economic conditions may be experienced by the central and northern section of Florida, and in the state as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. In addition, the state economy has historically been somewhat dependent on the tourism and construction industries and is therefore sensitive to trends in those sectors.

     The State operates under an annual budget. Under the State Constitution and applicable statutes, the budget as a whole and each separate fund within the State budget must be kept in balance from currently available revenues during each State fiscal year (July 1 through June 30). Moneys are expended pursuant to appropriations acts. In fiscal year 1998-99, an estimated 67% of total direct revenues were derived from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. The largest single source of tax receipts in Florida is the 6% sales and use tax and the second largest source of tax receipts (including those distributed to local governments) is the tax on motor fuels. Other tax receipt sources include an alcoholic beverage tax (an excise tax), a corporate income tax, a documentary stamp tax, a gross receipts tax, intangible personal property tax and an estate tax. The Florida lottery produced sales of $2.11 billion, of which $802.9 million was used for education, in fiscal 1998-99. Estimated revenues of $18,592.1 million for fiscal 1999-2000 represent an increase of 4% over revenues for fiscal 1998-99. Estimated revenues for fiscal 1999-2000 of $18,555.2 million represent an increase of 4.6% over fiscal 1999-2000.

     Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years. Revenues collected in excess of the limitation are to be deposited into the Budget Stabilization Fund unless 2/3 of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the previous five years by the maximum amount of revenue permitted under the cap for the previous year. State revenues are defined as taxes, licenses, fees and charges for services imposed by the Legislature as well as revenue from the sale of lottery tickets. Included among the categories of revenues which are exempt from the proposed revenue limitation are revenues pledged to state bonds.

     Many factors, including national, economic, social and environmental policies and conditions, most of which are not within the control of the state or local government, could affect or adversely impact on Florida's financial condition.


                                INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund.

     All funds (except The Rotating Index Fund, The Dividend Capture Fund, The International Equity Fund, The Mid Corp America Fund, and The New Economy Fund)

       Accordingly, the Trust will not, on behalf of a Fund:

(1) Except for the Tax-Exempt Funds, invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

(2)  Purchase more than 10% of the voting securities of any issuer.

(3) Invest 25% or more of the value of its total assets (i) in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), and (ii) with respect to the Tax-Exempt Funds, in municipal obligations of one issuer or which are related in such a way that, in the opinion of Huntington, an economic, business or political development other than state-wide, national or international development) affecting one such municipal obligation would also affect others in a similar manner. Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

(4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

(5) For all Funds except the Florida Tax-Free Money Fund, invest more than 10% (15% in the case of the Government Income Fund) of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options. The Florida Tax-Free Money Fund will not invest more than 10% of the value of its net assets in such illiquid securities. The Money Market Fund will not include in this limitation commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

(6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness, except that each of the Michigan Tax-Free Fund, Intermediate Government Income Fund and Florida Tax-Free Money Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or defensive purposes and those borrowings may be secured by the pledge of not more than 15% (10% for the Florida Tax-Free Money Fund) of the current value of its total net assets (but investments may not be purchased by these Funds while any such borrowings are outstanding).

(7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

(8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

(10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

(11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

(12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by Huntington, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% (5% in the case of the Michigan Tax-Free Fund) of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

(13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Funds, including its investment manager and its affiliates, except as permitted by the Investment Company Act of 1940 and exemptive Rules or Orders thereunder.

(14) Issue senior securities.

(15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment adviser or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

(16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the Investment Company Act of 1940.

(17) Under normal circumstances, the Ohio Tax-Free Fund will invest its assets to that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax.

(18) Under normal circumstances, the Michigan Tax-Free Fund will invest its assets so that as least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax.

(19) Under normal circumstances, the Florida Tax-Free Money Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. If the Fund name includes the word "tax-free" the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.

(20) Under normal circumstances, the Ohio Municipal Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

     All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     The Rotating Index Fund, The Dividend Capture Fund, The International Equity Fund, The Mid Corp America Fund, and The New Economy Fund:

(1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     The fundamental limitations of the Rotating Index Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

     1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

     Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

     The following investment limitations of The Rotating Index Fund, The Dividend Capture Fund, The International Equity Fund, The Mid Corp America Fund, and The New Economy Fund are non-fundamental policies. The funds may not:

(1)  Invest in companies for the purpose of exercising control.

(2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

(3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

(4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

(5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

(6) Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

(7) Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Adviser owns beneficially more than 1/2 or 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

(8) Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

Portfolio Turnover

     The portfolio turnover rate of a Fund is defined by the Securities and Exchange Commission as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

     For the fiscal years ended December 31, 2001 and 2000, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                     2001    2000
----                                                     ----    ----

Growth Fund.............................................     %     24%
Income Equity Fund......................................   __%     41%
Mortgage Securities Fund................................     %      9%
Ohio Tax-Free Fund......................................     %      1%
Michigan Tax-Free Fund..................................     %      0%
Fixed Income Securities Fund............................     %     28%
Intermediate Government Income Fund.....................     %     24%
Short/Intermediate Fixed Income Securities Fund.........     %     29%
Rotating Index Fund.....................................     %      NA
Dividend Capture Fund...................................     %      NA
International Equity Fund...............................     %      NA
Mid Corp America Fund...................................     %      NA
New Economy Fund........................................     %      NA

               [Discussion of Portfolio Turnover to come, if necessary]

                                MANAGEMENT OF THE TRUST

Trustees and Officers

     The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business in accordance with the laws of the state of Massachusetts. There are currently four Trustees of the Trust, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. Trustees and officers of the Trust and their principal occupations during the past five years are as set forth below.

                           Position(s)
                            Held with        Principal Occupation(s)
Name, Age and Address       the Trust        During Past Five Years
David S. Schoedinger      Trustee            Chairman   of   the   Board,   Schoedinger
Funeral
229 East State Street                        Service; President, Schoedinger Financial
Columbus, Ohio                               Services, Inc.; Past President, Board of
Birth date: November 27, 1942                   Directors    of    National    Selected
Morticians
                                             (1992-1993) (national trade association
                                             for morticians).

John M. Shary             Trustee and Chairman  Retired;   Formerly:  Member,  Business
Advisory Corp.
3097 Walden Ravines                          of   the   Board,   Mind   Leaders,   Inc.
(formerly DPEC-Data Columbus, Ohio 43321        Processing   Education)    (1993-1996);
Member, Business
Birth date: November 28, 1930                   Advisory   Board,    HIE-Healthcare.com
            (formerly Hublink, Inc.)
                                             (1993-1997)      (database     integration
software); Member, Business
                                             Advisory Board, Miratel Corporation
                                             (1993-1995)(research  &  development  firm
for
                                             CADCAM);   Member,   Board  of  Directors,
Applied
                                             Information Technology Research Center
                                             (1987-1990);  Member,  Board of Directors,
AIT
                                             (1987-1990);  Chief  Financial  Officer of
OCLC
                                             Online Computer Library Center, Inc.
                                             (1978-1993).

Thomas J. Westerfield     Trustee            Of  Counsel,  Cors &  Bassett  (law  firm)
since 1993.
7724 Westwind
Cincinnati, OH 45242
Birth date: April 19, 1955

William R. Wise           Trustee            Retired; Formerly, Corporate Director of
613 Valley Forge Court                       Financial    Services    and    Treasurer,
Children's
Westerville, Ohio                            Hospital, Columbus, Ohio; Associate
Birth date: October 20, 1931                    Executive   Director   and   Treasurer,
Children's
                                             Hospital, Columbus, Ohio (1985-1989).

Daniel B. Benhase         President          Executive    Vice    President,    Private
Financial
41 South High Street                         Group, Huntington Bancshares Incorporated
Columbus, OH                                 (June 2000 to present).  Executive Vice
Birth date: November 23, 1959                   President  of Firstar  Corporation  and
Firstar
                                             Bank, N.A. (prior to June 2000).

Peter J. Germain          Vice President     Senior  Vice   President   and   Director,
Mutual
Federated Investors Tower                    Fund    Services    Division,    Federated
Services
1001 Liberty Avenue                          Company.    Formerly   Senior    Corporate
Counsel,
Pittsburgh, PA                               Federated Investors, Inc.
Birth date: September 3, 1959



                           Position(s)
                            Held with        Principal Occupation(s)
Name, Age and Address       the Trust        During Past Five Years

James E. Ostrowski        Vice President and Vice   President,    Federated    Services
Company.
Federated Investors Tower Treasurer
1001 Liberty Avenue
Pittsburgh, PA
Birth date: November 13, 1959

Richard J. Thomas         Treasurer          Treasurer of the Federated Fund Complex;
Federated Investors Tower                    Senior Vice President, Federated
1001 Liberty Avenue                          Administrative Services; formerly: Vice
Pittsburgh, PA                               President,     Federated    Administrative
Services;
Birth date: June 17, 1954                    held various management positions within
                                             Funds  Financial   Services   Division  of
Federated
                                              Investors, Inc.

Gail C. Jones             Secretary          Vice President and Corporate Counsel,
Federated Investors Tower                    Federated Services Company.
1001 Liberty Avenue
Pittsburgh, PA
Birth date: October 26, 1953


Trustee Compensation

     During the fiscal year ended December 31, 2001, the Trustees received the following compensation from the Trust and total compensation from all investment companies advised by Huntington:

                                           Compensation  Compensation from the
                                             from the  Huntington Funds and the
Name and Position                        Huntington Funds Huntington VA Funds

David S. Schoedinger, Trustee............        $              $
John M. Shary, Trustee and Chairman......        $              $
William R. Wise, Trustee.................        $              $
Thomas J. Westerfield, Trustee*..........        $              $

*Trustee of the Trust since January 24, 2001

     There are no pension or retirement plans or programs in effect for Trustees of the Trust. No officers of the Trust or of any other Fund receive compensation from the Trust or the Funds as officers or employees of the Trust of any such Fund.

     The Declaration of Trust for the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

Investment Adviser

     On May 12, 2001, The Huntington National Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank. Huntington Asset Advisors, Inc. has replaced The Huntington National Bank as the investment advisor to the Huntington Funds. Following the reorganization, the management and investment advisory personnel of The Huntington National Bank that provided investment management services to Huntington Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. ("Huntington") is wholly owned and otherwise fully controlled by The Huntington National Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

     The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $28.5 billion in assets as of December 31, 2001, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

     Under the investment advisory agreements between the Trust and Huntington (the "Investment Advisory Agreements"), Huntington, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

     Each of the Funds pays advisory fees to Huntington based on a percentage of its average daily net assets as specified in the applicable Investment Advisory Agreement. During the fiscal years ended December 31, 2001, 2000 and 1999, Huntington collected the following fees:

Fund                                      2001            2000           1999
----                                      ----            ----           ----

Money Market Fund.................... $               $               $
Ohio Municipal Money Market Fund..... $       (1)     $       (1)     $     (1)
U.S. Treasury Money Market Fund...... $               $               $
Florida Tax-Free Money Fund.......... $       (2)     $       (2)           (2)
Growth Fund.......................... $               $               $
Income Equity Fund................... $               $               $
Mortgage Securities Fund............. $       (3)     $       (3)     $     (3)
Ohio Tax-Free Fund................... $               $               $
Michigan Tax-Free Fund............... $       (4)     $       (4)     $     (4)
Fixed Income Securities Fund......... $               $               $
Intermediate Government Income Fund.. $       (5)     $       (5)     $     (5)
Short/Intermediate Fixed Income Securities Fund$               $             $
Rotating Index Fund.................. $       (6)             NA            NA
Dividend Capture Fund................ $       (7)             NA            NA
International Equity Fund............ $       (8)             NA            NA
Mid Corp America Fund................ $       (9)             NA            NA
New Economy Fund..................... $      (10)             NA            NA

(1) During the fiscal year ended December 31, 2001, gross advisory fees for the Ohio Municipal Money Market Fund were $XXXX, of which $XXXX was voluntarily waived. During the fiscal year ended December 31, 2000, gross advisory fees for the Ohio Municipal Money Market Fund were $577,347, of which $34,333 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Ohio Municipal Money Market Fund were $617,790, of which $102,965 was voluntarily waived.

(2) During the fiscal year ended December 31, 2001, gross advisory fees for the Florida Tax-Free Money Fund were $XXXX, of which $XXXX was voluntarily waived. During the fiscal year ended December 31, 2000, gross advisory fees for the Florida Tax-Free Money Fund were $181,921, of which $43,516 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Florida Tax-Free Money Fund were $156,390, of which $93,851 was voluntarily waived. During the fiscal year ended 1999, Huntington paid $62,555 to Countrywide Investments, Inc. as sub-adviser to the Florida Tax-Free Money Fund.

(3) During the fiscal year ended December 31, 2001, gross advisory fees for the Mortgage Securities Fund were $XXXX, of which $XXXX was voluntarily waived. During the fiscal year ended December 31, 2000, gross advisory fees for the Mortgage Securities Fund were $164,047, of which $21,923 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Mortgage Securities Fund were $177,558, of which $70,890 was voluntarily waived.

(4) During the fiscal year ended December 31, 2001, gross advisory fees for the Michigan Tax-Free Fund were $XXXX, of which $XXXX was voluntarily waived. During the fiscal year ended December 31, 2000, gross advisory fees for the Michigan Tax-Free Fund were $125,182, of which $6,248 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Michigan Tax-Free Fund were $158,673, of which $22,214 was voluntarily waived.

(5) During the fiscal year ended December 31, 2001, gross advisory fees for the Intermediate Government Income Fund were $XXXX, of which $XXXX was voluntarily waived. During the fiscal year ended December 31, 2000, gross advisory fees for the Intermediate Government Income Fund were $435,637, of which $15,886 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Intermediate Government Income Fund were $533,347, of which $52,707 was voluntarily waived.

(6) For the period from the Fund's inception date of May 1, 2001, to December 31, 2001, gross advisory fees for the Rotating Index Fund were $XXXX, of which $XXXX was voluntarily waived.

(7) For the period from the Fund's inception date of March 1, 2001, to December 31, 2001, gross advisory fees for the Dividend Capture Fund were $XXXX, of which $XXXX was voluntarily waived.

(8) For the period from the Fund's inception date of March 1, 2001, to December 31, 2001, gross advisory fees for the International Equity Fund were $XXXX, of which $XXXX was voluntarily waived.

(9) For the period from the Fund's inception date of March 1, 2001, to December 31, 2001, gross advisory fees for the Mid Corp America Fund were $XXXX, of which $XXXX was voluntarily waived.

(10) For the period from the Fund's inception date of March 1, 2001, to December 31, 2001, gross advisory fees for the New Economy Fund were $XXXX, of which $XXXX was voluntarily waived.

     Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

     The Investment Advisory Agreements provide that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

     The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

     From time to time, the Adviser may use a portion of its investment advisory
fee  to  pay  for  certain   administrative   services   provided  by  financial
institutions on Investment A Shares or Investment B Shares of the Funds.

     Because of the internal controls maintained by Huntington to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.

Approval of Investment Advisory Contract
      [TO COME]

Sub-Adviser

     Effective May 1, 2001, the Florida Tax-Free Money Market Fund no longer has a sub-adviser. Prior to May 1, 2000, the sub-adviser for the Florida Tax-Free Money Fund was Countrywide Investments, Inc. ("Countrywide"), an indirect subsidiary of The Western and Southern Life Insurance Company. As of May 1, 2000, Countrywide reorganized part of its investment advisory operations into its affiliate, Fort Washington Investment Advisors, Inc. ("Fort Washington"). From May 1, 2000 to April 30, 2001, Fort Washington, whose address is 420 E. Fourth Street, Cincinnati, Ohio 45202, served as sub-adviser to the Florida Tax-Free Money Fund.

     For the period ended April 30, 2001, Huntington paid sub-advisory fees of $XXXX to Fort Washington. For the fiscal year ended 2000, Huntington paid sub-advisory fees of $32,313 and $68,415 to Countrywide and Fort Washington, respectively. For the fiscal year ended 1999, Huntington paid Countrywide as sub-adviser to the Florida Tax-Free Money Fund $62,555.

     Effective December 31, 2001, the Huntington International Equity Fund no longer has a sub-adviser. Prior to December 31, 2001, the sub-adviser for the Huntington International Equity Fund was Federated Global Investment Management Corp. ("FGIM"). From May 1, 2000 to December 31, 2001, FGIM, whose address is 175 Water Street, New York, NY 10038, served as sub-adviser to the Fund. Huntington will now serve as investment adviser to the Fund

     For the fiscal year ended 2001, Huntington paid sub-advisory fees of $XXXX to FGIM. For the fiscal year ended 2000, Huntington paid FGIM as sub-adviser to the International Equity Fund $XXXX.

Portfolio Transactions

     Huntington may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Huntington and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by Huntington. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Huntington to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Huntington in the interest of achieving the most favorable net results for the Trust.

     As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

     Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     Huntington places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, Huntington, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Huntington receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Huntington and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to Huntington is not reduced because Huntington and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, Huntington may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. Huntington's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

     In the fiscal years ended December 31, 2001, 2000 and 1999, the Funds named below paid the following brokerage commissions:

Fund                                                2001        2000        1999
----                                                ----        ----        ----

Growth Fund......................................   $         $           $
Income Equity Fund...............................   $         $           $
Rotating Index Fund..............................   $            NA          NA
Dividend Capture Fund............................   $            NA          NA
International Equity Fund........................   $            NA          NA
Mid Corp America Fund............................   $            NA          NA
New Economy Fund.................................   $            NA          NA

              [Discussion of Brokerage Commissions to come, if necessary]

     As of December 31, 2001, certain Funds held the securities of the Trust's regular brokers or dealers or of their parents as follows:

Fund                                                        Holdings (000)

Money Market Fund...................................................   $
Ohio Municipal Money Market Fund....................................   $
U.S. Treasury Money Market Fund.....................................   $
Intermediate Government Income Fund.................................   $
Mortgage Securities.................................................   $
Fixed Income Securities.............................................   $
Short/Intermediate Fixed Income Securities Fund.....................   $

Code of Ethics

     Each of the Trust, the Adviser, and the Distributor maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts. As of the date of this SAI, copies of these Codes of Ethics have been filed with the Securities and Exchange Commission as exhibits to the Trust's Registration Statement.


Administrator

     Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legalservices) necessary to operate the Fund. Federated Services Company provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

     The administrative fee received during any fiscal year shall be at least $50,000 per Fund.

     From December 20, 1999, to November 30, 2001, Huntington Asset Advisors, Inc., served as Administrator of the Trust pursuant to an Administrative Agreement, dated December 20, 1999.

     For the fiscal years ended December 31, 2001, 2000 and 1999, the Funds paid the following fees pursuant to the applicable administration agreement with
Huntington:

Fund                                      2001        2000        1999
----                                      ----        ----        ----

Money Market Fund                         $           $ 1,315,915 $
                                                                  1,341,946
Ohio Municipal Money Market Fund          $           $ 269,355   $ 288,242
U.S. Treasury Money Market Fund           $           $ 635,072   $ 663,337
Florida Tax-Free Money Fund               $           $ 71,356    $ 43,795
Growth Fund                               $           $ 436,425   $ 461,809
Income Equity Fund                        $           $ 310,001   $ 340,847
Mortgage Securities Fund                  $           $ 45,865    $ 62,194
Ohio Tax-Free Fund                        $           $ 71,713    $ 85,391
Michigan Tax-Free Fund                    $           $ 35,075    $ 44,443
Fixed Income Securities Fund              $           $ 218,453   $ 220,957
Intermediate Government Income Fund .     $           $ 121,981   $ 149,502
Short/Intermediate      Fixed      Income $           $ 160,578   $ 164,874
Securities Fund
Rotating Index Fund                       $           $           $
Dividend Capture Fund                     $           $           $
International Equity Fund                 $           $           $
Mid Corp America Fund                     $           $           $
New Economy Fund                          $           $           $

Sub-Administrator

     Huntington National Bank serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Huntington National Bank receives a fee at the following annual rate of the average daily net assets of the Funds.

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .060%          on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .050%          on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

Financial Administrator

     Huntington National Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington National Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of shares (existing prior to December 1, 2001) of any Fund having more than one class of shares.

Administrative Services Agreement

     The Trust has entered into an Administrative Services Agreement with Huntington pursuant to which Huntington will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to,
(i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

     In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value of such Shares of each Fund. Huntington has contractually agreed to waive such fees to the rate of 0.10% of average daily net assets for each of the Funds through April 30, 2001.

     The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.

      Expenses

     The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

Distributor

     The Fund's Distributor, Edgewood Services Inc., (Distributor) markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

Distribution Plan (12b-1 Fees)

     Consistent with Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan pursuant to which brokers and dealers receive fees from the Funds in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to holders of such share classes. The Trust expects that the distribution efforts funded through the use of 12b-1 fees will increase assets and therefore reduce Fund expenses through economies of scale, and provide greater opportunities for diversified investments.

     In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment A Shares and/or Investment B Shares of the Funds. The Distributor or the Funds may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment A Shares and/or Investment B Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of customer account cash balances; answering routine customer inquiries regarding Investment A Shares or Investment B Shares; assisting customers in changing dividend options, account designations, and addresses; and providing such other services as the Distributor or the Funds may reasonably request in connection with investments in Investment A Shares or Investment B Shares.

     Payments made under the Distribution Plan are made regardless of expenses incurred by the Distributor in providing these services.

     For each of the Investment A Shares class and Investment B Shares class, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustee, or by a vote of a majority of the outstanding Investment A Shares or Investment B Shares (as applicable) of that Fund. The Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustee, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the fee payable thereunder for either Investment A Shares or Investment B Shares with respect to a Fund requires the approval of the shareholders of that Fund's Investment A Shares or Investment B Shares (as applicable). The Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts paid to brokers, dealers and administrators pursuant to any agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made."

     The Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of all the Trustees, cast in person at a meeting called for such purpose. For so long as the Distribution Plan remains in effect, the selection and nomination of those Trustees who are not interested persons of the Trust (as defined in the 1940
Act) shall be committed to the discretion of such independent persons.

     For the fiscal years ended December 31, 2001, 2000 and 1999, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A Shares:

Fund                                 2001      2000       1999
----                                 ----      ----       ----

Money Market Fund                    $         $ 716,219* $ 305,102
Ohio Municipal Money Market Fund     $         $ 212,243* $ 123,058
U.S. Treasury Money Market Fund      $         $ 78,028*  $ 44,491
Florida Tax-Free Money Fund          $         $ 47,919*  $ 5,117
Growth Fund                          $         $ 40,166   $ 41,480
Income Equity Fund                   $         $ 3,999    $ 4,688
Mortgage Securities Fund             $         $ 2,074*   $ 2,648
Ohio Tax-Free Fund                   $         $ 2,944    $ 3,647
Michigan Tax-Free Fund               $         $ 15,916   $ 21,604
Fixed Income Securities Fund         $         $ 3,091    $ 3,616
Intermediate Government Income Fund  $         $ 4,578    $ 5,953
Rotating Index Fund                  $         $          $
Dividend Capture Fund                $         $          $
International Equity Fund            $         $          $
Mid Corp America Fund                $         $          $
New Economy Fund                     $         $          $

     * For the fiscal year ended December 31, 2001, gross distribution fees for the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund and Mortgage Securities Fund, respectively, were $XXXX, $XXXX, $XXXX and $XXXX, of which $XXXX, $XXXX, $XXXX and $XXXX were voluntarily waived. For the fiscal year ended December 31, 2000, gross distribution fees for the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Florida Tax-Free Money Fund and Mortgage Securities Fund, respectively, were $883,373, $272,417, $98,764, $57,414, and $2,860, of which $167,154, $59,976,
$20,736, $9,495, and $786 were voluntarily waived. For the fiscal year ended December 31, 1999, gross distribution fees for the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Florida Tax-Free Money Fund and Mortgage Securities Fund, respectively, were $762,756, $307,646, $111,050, $12,861, and $5,297, of which $457,654, $184,588, $66,559, $7,744 and
$2,649 were voluntarily waived.

     For the fiscal years ended December 31, 2001 and 2000, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment B
Shares:

Fund                                 2001      2000
----                                 ----      ----

Money Market Fund                    $         $
Growth Fund                          $         $
Income Equity Fund                   $         $
Dividend Capture Fund                $         $
International Equity Fund            $         $
Mid Corp America Fund                $         $
New Economy Fund                     $         $
Fixed Income Securities Fund         $         $

Custodian

     For each of the Funds, except the International Equity Fund, Huntington acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the transfer agent and dividend disbursing agent for the Trust and as the custodian for the International Equity Fund.

Independent Auditors

     KPMG LLP, whose address is Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent auditors for the Trust.

Legal Counsel

     Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.

Principal Holders of Securities

     Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of any Fund. Huntington Asset Advisors, Inc. is a wholly owned subsidiary of The Huntington National Bank. The Huntington National Bank, a national banking association, is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a bank holding company organized under the laws of Ohio. By virtue of Huntington Asset Advisors, Inc.'s. affiliation with The Huntington National Bank, Huntington Asset Advisors, Inc. may be deemed to control the Funds.

                   [5% OR MORE OWNERS TO BE FILED WITH NEXT UPDATE]

                                 SHAREHOLDER RIGHTS

     The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest, representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established four classes of shares, known as Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. Interfund Shares are offered only by the Money Market Fund. Investment A Shares and Investment B Shares of the Short/Intermediate Fixed Income Securities Fund are not presently being offered to the public. Only the Money Market Fund, the Growth Fund, the Income Equity Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund and the Fixed Income Securities Fund presently offer Investment B Shares.

     Investment  A Shares,  Investment B Shares,  Trust  Shares,  and  Interfund
Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

     All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or
(ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

     The rights of shareholders cannot be modified without a majority vote.

     The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

     Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

     Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

     Shareholder inquiries regarding Trust Shares or Interfund Shares should be directed to Huntington, 41 South High Street, Columbus, Ohio 43215, Attn: Trust Services.

     Additional Information on Purchases, Exchanges and Redemptions

     Investment A Shares and Investment B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington Personal Banker.

     Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks. Individuals who receive Trust Shares as a result of a trust distribution or similar transaction or by operation of law, will be permitted to retain such shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

     Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds and may be purchased, exchanged or redeemed by contacting the Trust.

     Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

     In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

     In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. In such cases, the signature must be guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;

     o    a  member  of the  New  York,  American,  Midwest,  or  Pacific  Stock
          Exchanges;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

     The Trust does not accept signatures guaranteed by a notary public. In the future, the Trust may elect to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust reserves the right to amend these standards at any time without notice.


Other Purchase Information

     Purchases of all classes of shares are made at net asset value, plus (for Investment A Shares only) any applicable sales charge. All purchases, except for of Interfund Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

     If at any time the right to purchase shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

     Payment in Kind. In addition to payment by check, shares of a Fund may be purchased by customers of Huntington in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

     Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).

     The value of the securities to be exchanged and of the shares of the Fund may be higher or lower on the day Fund shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for shares of the Fund will depend on the value of the securities and the net asset value of Fund shares next determined following acceptance on the day Fund shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

     A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

     Sales Charge Reductions (Investment A Shares). Sales charges applicable in purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these reductions should call the Trust.

     Accumulated Purchases. If an existing shareholder already owns Investment A Shares on which he or she paid a sales charge, the sales charge or any additional purchases will be reduced if the total amount of the purchases would make the investor eligible for a sales charge reduction.

     For example, a shareholder who purchased $150,000 worth of Investment A Shares in a Fund, the sales charge on an additional $150,000 purchase in that Fund would be the charge applicable to a $300,000 investment.

     Letter of Intent. An investor who signs a letter of intent to purchase within a 13-month period at least $100,000 worth of Investment A Shares in any Equity or Income Fund will be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the amount of the sales charge discount will be held in escrow by the Trust.

     For example, an investor who signs a letter of intent to purchase $100,000 in Investment A Shares of an Equity Fund will only pay a 5.75% sales charge on all purchases made during the period which total at least $100,000 and will deposit 1.00% (the amount of the discount) in escrow.

     The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum initial investment of at least $25,000.

     A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

     Reinstatement Privilege. Every shareholder has a one-time right, within 30 days of redeeming Investment A Shares, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

     If  the   shareholder   redeems   Investment  A  Shares  and  utilizes  the
reinstatement privilege, there may be tax consequences.

     Concurrent Purchases. For purposes of qualifying for a sales charge reduction, an investor may combine concurrent purchases of Investment A Shares in two or more Equity or Income Funds. For example, if an investor concurrently purchases Investment A Shares in one Fund totaling $30,000 and Investment A Shares in another Fund totaling $70,000, the sales charge will be reduced for each investment as if $100,000 had been invested in each Fund.

     To receive this sales charge reduction, the applicable Huntington Group member must be notified in writing by the shareholder at the time the concurrent purchases are made.


Other Exchange Information

     Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

     Unless otherwise specified in writing, the existing registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

     Exchanges will not be available for shares purchased by check until the check has cleared.

Other Redemption Information

     Redemptions of all classes of shares are made at net asset value, less (for Investment B Shares only) any applicable CDSC. If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original shares.

     If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o The Huntington National Bank, 41 South High Street (HC 1116), Columbus Ohio 43287, Attention: Investor Services.

     Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.

     Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

DETERMINATION OF NET ASSET VALUE

     Net  asset  value is  calculated  as of the  close  of the New  York  Stock
Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and (iv) other civil holidays, such as Veterans' Day and Martin Luther King Day, when the Federal Reserve Banks or the financial markets are closed.

     For valuing securities in calculating net asset value, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable net asset value per share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations. In addition, if Huntington becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require Huntington to dispose of such security unless
(i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

     Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

       A summary of those definitions follows:

     "NRSRO" is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the Statement of Additional Information identifies each NRSRO, examples include Standard & Poor's Ratings Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc.

     "REQUISITE NRSROS" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

     "ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

     "RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

     "UNRATED SECURITIES" are any securities that are not Rated Securities.

     "DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

     "GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

     "UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

     "FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

     "SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

     Each of the Funds relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Each of the Equity Funds values its securities in calculating net asset value as follows. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. For the Income Funds, securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

     U.S. government securities held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices as furnished by an Authorized Pricing Service.

     Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

     For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. The Board of Trustees has also established a Pricing Committee which will determine in good faith the fair valuation of a security in the event that market quotations are not readily available. In certain circumstances, in accordance with the Trust's Pricing Procedures, the Pricing Committee may seek a good faith fair value determination where an Authorized Pricing Service has provided a price.

     If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.


                                        TAXES

Federal Income Taxation

     It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

     (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

     (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

     (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in a Fund.

     Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the relevant shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital).

     Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax adviser regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year.

     Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

     Sale or redemption of shares. The sale, exchange or redemption of a Fund's shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of a Fund's shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Backup Withholding. In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisers with specific reference to their own tax situation.

State Taxation

     Florida. Florida does not impose an income tax on individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund.

     Florida does impose a state income tax on the income of corporations, limited liability companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary trusts), that is allocated or apportioned to Florida. For those types of shareholders, in determining income subject to Florida corporate income tax, Florida generally "piggy-backs" federal taxable income concepts, subject to adjustments that are applicable to all corporations and some adjustments that are applicable to certain classes of corporations. In regard to the Florida Tax-Free Money Fund, the most significant adjustment is for interest income from state and local bonds that is exempt from tax under Section 103 of the Code. Provided that the Florida Tax-Free Money Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, corporate shareholders of the Florida Tax-Free Money Fund may receive Section 103 interest income from Florida Tax-Free Money Fund distributions. While
Section 103 interest income is generally excluded from taxable income for federal income tax purposes, it is added back to taxable income for Florida corporate income tax purposes (only 40% of such income is added back for corporate taxpayers subject to Florida alternative minimum tax). Consequently, the portion of the Section 103 interest income (or 40% of that amount for corporate taxpayers subject to the Florida alternative minimum tax) allocated or apportioned to Florida of a corporate Florida Tax-Free Money Fund shareholder arising from Florida Tax-Free Money Fund distributions is subject to Florida corporate income taxes. Other distributions from the Florida Tax-Free Money Fund to corporate shareholders, to the extent allocated or apportioned to Florida, may also be subject to Florida income tax.

     Provided that on January 1 of a given year at least 90% of the net asset value of the portfolio of assets of the Florida Tax-Free Money Fund is comprised of notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, the U.S. Government and its agencies, Puerto Rico, Guam and the Virgin Islands, and other investments exempt from Florida intangible personal property tax, shares of the Florida Tax-Free Money Fund will not be subject to Florida intangible personal property taxes for that year. If the Florida Tax-Free Money Fund fails to meet this 90% test, then the entire value of the Florida Tax-Free Money Fund shares (except for that portion of the value attributable to U.S. government obligations) will be subject to the Florida intangible personal property tax.

     Shareholders of the Florida Tax-Free Money Fund should consult their tax advisers about other state and local tax consequences of their investments in the Florida Tax-Free Money Fund.

     Michigan. Provided that the Michigan Tax-Free Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, individual shareholders of the Michigan Tax-Free Fund residing in Michigan will not be subject to Michigan personal income tax or personal income taxes imposed by cities in Michigan, and corporate shareholders will not be subject to the Michigan single business tax, on distributions received from the Michigan Tax-Free Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Michigan or any municipality, political subdivision or governmental agency or instrumentality thereof or on obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Michigan Tax-Free Fund, including those related to long-term and short-term capital gains, will generally not be exempt from the Michigan personal income tax or single business tax. Shareholders of the Michigan Tax-Free Fund should consult their tax advisers about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.

     Ohio. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund ("Distributions") to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

     Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.

     Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

     The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

     This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

     Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisers about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

     The net investment income of each class of shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. However, if you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

     Net income of a class of shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

     Normally each class of shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of shares of a Money Market Fund determined at any time is a negative amount, the net asset value per share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

     Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

Other Funds

     Each of the Funds other than the Money Market Funds will declare and distribute dividends from net investment income of each class of shares, if any, and will distribute its net realized capital gains, with respect to each class of shares, if any, at least annually.

                             PERFORMANCE INFORMATION

     From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

     No performance information is provided for Investment B Shares as that class of shares was not yet being offered by the Funds as of December 31, 1999.

Money Market Funds

     Generally, the Money Market Funds will advertise seven-day yields and seven-day effective yields. In addition, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

     The yield for each class of shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

     The effective yield for each class of shares of a Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following

                                                      365
                   Effective Yield = [(Base Period Return +1) 7 ] -1 formula:

     Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

     Based on the seven-day period ended December 31, 2001 (the "base period"), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:


      Fund-Trust Shares                                    Yield     Effective Yield

      Money Market Fund...............................          %              %
      Ohio Municipal Money Market Fund................          %              %
      U.S. Treasury Money Market Fund.................          %              %
      Florida Tax-Free Money Fund.....................          %              %

       Based on the seven-day  period ended December 31, 2001 (the "base period"),  the yield and effective  yield of the  Investment  A, B and  Interfund  Shares of the Money
Market Funds listed below were as follows:

      Fund-Investment A Shares                               Yield    Effective Yield

      Money Market Fund...............................           %              %
      Ohio Municipal Money Market Fund................           %              %
      U.S. Treasury Money Market Fund.................           %              %
      Florida Tax-Free Money Fund.....................           %              %

      Money Market B Shares                                  Yield    Effective Yield

      Money Market B Shares...........................           %              %


      Money Market Interfund Shares                          Yield    Effective Yield

      Money Market Interfund Shares...................           %              %


     The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2001, was % (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

     The tax-equivalent yield for Investment A Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2001, was % (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

     The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2001, was % (assuming a 39.6% federal income tax bracket).

     The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2001, was % (assuming a 39.6% federal income tax bracket).


Other Funds

     Generally, the Equity and Income Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund may advertise thirty-day tax-equivalent yields.

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

     In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

     In accordance with SEC guidelines, the yield for each class of shares of an Equity or Income Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

     per share on the last day of the period, according to the following formula:

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

     The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including the effect of the sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2001, were as follows:

                                Fiscal Year Five Years   Ten Years   Inception
Fund                               Ended       Ended       Ended      through
Investment A Shares             12/31/2001  12/31/2001  12/31/2001  12/31/2001
-------------------             ----------  ----------  ----------  ----------

Growth Fund.....................      %            %           %          %
Income Equity Fund(1)...........      %            %           %          %
Rotating Index Fund.............      %            %           %       %(3)
Dividend Capture Fund...........      %            %           %       %(4)
International Equity Fund.......      %            %           %       %(4)
Mid Corp America Fund...........      %            %           %       %(4)
New Economy Fund................      %            %           %       %(4)
Ohio Tax-Free Fund..............      %            %           %          %
Michigan Tax-Free Fund(2).......      %            %           %          %
Fixed Income Securities Fund....      %            %           %          %
Mortgage Securities Fund........      %            %           %          %
Intermediate Government Income Fund**.%            %           %          %

(1) Performance shown represents combined performance of the Trust Shares class from 7/3/89 to 5/14/97 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its 5/14/97 inception.

(2)  Performance shown includes the applicable predecessor FMB Fund.

(3)  Since 3/1/01

(4)  Since 5/1/01

                                 Fiscal Year Five Years   Ten Years   Inception
Fund                                Ended       Ended       Ended      through
Investment B Shares+             12/31/2001  12/31/2001  12/31/2001  12/31/2001
--------------------             ----------  ----------  ----------  ----------

Growth Fund....................     %            %           %          %(1)
Income Equity Fund ............     %            %           %          %(2)
Dividend Capture Fund..........     %            %           %          %(3)
International Equity Fund......     %            %           %          %(3)
Mid Corp America Fund..........     %            %           %          %(3)
New Economy Fund...............     %            %           %          %(3)
Fixed Income Securities Fund...     %            %           %          %(4)

(1)   Since 5/1/91
(2)   Since 7/3/89
(3)   Since 5/1/01
(4)   Since 5/1/91

     + Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares includes the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

     The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2001, were as follows:

                                      Fiscal Year Five Years    Ten Years  Inception
Fund                                      Ended       Ended       Ended      through
Trust Shares                           12/31/2001  12/31/2001  12/31/2001  12/31/2001
------------                           ----------  ----------  ----------  ----------

Growth Fund..........................         %          %            %         %
Income Equity Fund...................         %          %            %         %
Rotating Index Fund..................         %          %            %      %(1)
Dividend Capture Fund................         %          %            %      %(2)
International Equity Fund............         %          %            %      %(2)
Mid Corp America Fund................         %          %            %      %(2)
New Economy Fund.....................         %          %            %      %(2)
Ohio Tax-Free Fund...................         %          %            %         %
Michigan Tax-Free Fund(3)............         %          %                      %
Fixed Income Securities Fund.........         %          %            %         %
Mortgage Securities Fund.............         %          %                      %
Intermediate Government Income Fund(3)                   %            %             %
Short/Intermediate
Fixed Income Securities Fund.........         %          %            %         %

(1)    Since 3/1/01
(2)    Since 5/1/01
(3)    Performance shown includes the applicable predecessor FMB Fund.

     The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2001, was % (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

     The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2001, was % (assuming a 39.6% federal income tax bracket and a 4.4% Michigan income tax bracket).

     The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2001, was % (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

     The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2001, was % (assuming a 39.6% federal income tax bracket and a 4.4% Michigan income tax bracket).

                             Tax-Equivalency Tables

     The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes.

                           Taxable Yield Equivalent For 2001
                    Combined Federal And State Of Ohio Income Taxes

Tax Bracket:
     Federal               15.00%      28.00%      31.00%       36.00%    39.60%

Combined Federal and
State                     19.457%     33.201%     37.900%      43.500%   47.100%
Tax Bracket:
---------------------------------------------------------------------------------
Single Return*           $1-27,050 $27,051-65,$65,551-136,7$136,751-297,Over
                                                                         297,300
Tax Exempt Yield:        Taxable Yield Equivalent:
0.50%                       0.62%        0.75       0.81%       0.88%      0.95%
1.00%                       1.24%       1.50%       1.61%       1.77%      1.89%
1.50%                       1.86%       2.25%       2.42%       2.65%      2.84%
2.00%                       2.48%       2.99%       3.22%       3.54%      3.78%
2.50%                       3.10%       3.74%       4.03%       4.42%      4.73%
3.00%                       3.72%       4.49%       4.83%       5.31%      5.67%
3.50%                       4.35%       5.24%       5.64%       6.19%      6.62%
4.00%                       4.97%       5.99%       6.44%       7.08%      7.56%
4.50%                       5.59%       6.74%       7.25%       7.96%      8.51%
5.00%                       6.21%       7.49%       8.05%       8.85%      9.45%
5.50%                       6.83%       8.23%       8.86%       9.73%     10.40%
6.00%                       7.45%       8.98%       9.66%      10.62%     11.34%
6.50%                       8.07%       9.73%      10.47%      11.50%     12.29%
7.00%                       8.69%      10.48%      11.27%      12.39%     13.23%
7.50%                       9.31%      11.23%      12.08%      13.27%     14.18%
8.00%                       9.93%      11.98%      12.88%      14.16%     15.12%
8.50%                      10.55%      12.72%      13.69%      15.04%     16.07%
9.00%                      11.17%      13.47%      14.49%      15.93%     17.01%
9.50%                      11.79%      14.22%      15.30%      16.81%     17.96%
10.00%                     12.42%      14.97%      16.10%      17.70%     18.90%
10.50%                     13.04%      15.72%      16.91%      18.58%     19.85%
11.00%                     13.66%      16.47%      17.71%      19.47%     20.79%

-------------------------------------------------------------------------------

     The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


                           Taxable Yield Equivalent For 2001
              Combined Federal And State Of Ohio Income Taxes (continued)



Tax Bracket:
     Federal               15.00%      28.00%      31.00%       36.00%    39.60%

Combined Federal and
State                     20.201%     34.900%     37.900%      43.500%   47.100%
Tax Bracket:
-------------------------------------------------------------------------------
Joint Return*           $1-45,200 $45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300
Tax Exempt Yield:      Taxable Yield Equivalent:
0.50%                       0.63%       0.77%       0.81%        0.88%     0.95%
1.00%                       1.25%       1.54%       1.61%        1.77%     1.89%
1.50%                       1.88%       2.30%       2.42%        2.65%     2.84%
2.00%                       2.51%       3.07%       3.22%        3.54%     3.78%
2.50%                       3.13%       3.84%       4.03%        4.42%     4.73%
3.00%                       3.76%       4.61%       4.83%        5.31%     5.67%
3.50%                       4.39%       5.38%       5.64%        6.19%     6.62%
4.00%                       5.01%       6.14%       6.44%        7.08%     7.56%
4.50%                       5.64%       6.91%       7.25%        7.96%     8.51%
5.00%                       6.27%       7.68%       8.05%        8.85%     9.45%
5.50%                       6.89%       8.45%       8.86%        9.73%    10.40%
6.00%                       7.52%       9.22%       9.66%       10.62%    11.34%
6.50%                       8.15%       9.98%      10.47%       11.50%    12.29%
7.00%                       8.77%      10.75%      11.27%       12.39%    13.23%
7.50%                       9.40%      11.52%      12.08%       13.27%    14.18%
8.00%                      10.03%      12.29%      12.88%       14.16%    15.12%
8.50%                      10.65%      13.06%      13.69%       15.04%    16.07%
9.00%                      11.28%      13.82%      14.49%       15.93%    17.01%
9.50%                      11.90%      14.59%      15.30%       16.81%    17.96%
10.00%                     12.53%      15.36%      16.10%       17.70%    18.90%
10.50%                     13.16%      16.13%      16.91%       18.58%    19.85%
11.00%                     13.78%      16.90%      17.71%       19.47%    20.79%

--------------------------------------------------------------------------------

     The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

     The charts above are for illustrative purposes only. They are not indicators of past or future performance.

     *The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. In 1999, due to the state having surplus revenue, a 3.627% across the board reduction in the Ohio income tax rates for 1999 only was effected pursuant to Ohio Revised Code sections 131.44 and 5747.02. It is not yet known whether a reduction in the Ohio income tax rates will occur in 2000. A reduction in Ohio income tax rates, such at the 1999 reduction, has the effect of reducing the after-tax advantage of Ohio tax-exempt securities relative to taxable securities. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 2000, taxpayers with AGI in excess of a threshold amount of approximately $128,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of AGI in excess of the threshold amount or (ii) 80% of the amount of such itemized deductions otherwise allocable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,800 (or fraction thereof) of AGI in the phase-out zone. For single taxpayers, the range of AGI comprising the phase-out zone for 2000 is estimated to be from $128,950 to $251,450 and for married taxpayers filling a joint return from $193,400 to $315,900. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation each year after 2000.

                             MICHIGAN TAX-FREE FUND

     The Michigan Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                           TAXABLE YIELD EQUIVALENT FOR 2001
                  COMBINED FEDERAL AND STATE OF MICHIGAN INCOME TAXES


Tax Bracket:
     Federal               15.00%      28.00%      31.00%       36.00%    39.60%

Combined Federal and State 19.20%      32.20%      35.20%       40.20%    43.80%
--------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300
Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297Over
                                                                         297,300
Tax Exempt Yield:         Taxable Yield Equivalent:
0.50%                       0.62%       0.74%       0.77%       0.84%      0.89%
1.00%                       1.24%       1.47%       1.54%       1.67%      1.78%
1.50%                       1.86%       2.21%       2.31%       2.51%      2.67%
2.00%                       2.48%       2.95%       3.09%       3.34%      3.56%
2.50%                       3.09%       3.69%       3.86%       4.18%      4.45%
3.00%                       3.71%       4.42%       4.63%       5.02%      5.34%
3.50%                       4.33%       5.16%       5.40%       5.85%      6.23%
4.00%                       4.95%       5.90%       6.17%       6.69%      7.12%
4.50%                       5.57%       6.64%       6.94%       7.53%      8.01%
5.00%                       6.19%       7.37%       7.72%       8.36%      8.90%
5.50%                       6.81%       8.11%       8.49%       9.20%      9.79%
6.00%                       7.43%       8.85%       9.26%      10.03%     10.68%
6.50%                       8.04%       9.59%      10.03%      10.87%     11.57%
7.00%                       8.66%      10.32%      10.80%      11.71%     12.46%
7.50%                       9.28%      11.06%      11.57%      12.54%     13.35%
8.00%                       9.90%      11.80%      12.35%      13.38%     14.23%
8.50%                      10.52%      12.54%      13.12%      14.21%     15.12%
9.00%                      11.14%      13.27%      13.89%      15.05%     16.01%
9.50%                      11.76%      14.01%      14.66%      15.89%     16.90%
10.00%                     12.38%      14.75%      15.43%      16.72%     17.79%
10.50%                     13.00%      15.49%      16.20%      17.56%     18.68%
11.00%                     13.61%      16.22%      16.98%      18.39%     19.57%

     The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. Furthermore, no adjustment was made to reflect available state tax deductions on federal returns.

------------------------------------------------------------------------------

                             FLORIDA TAX-FREE MONEY FUND

     The Florida Tax-Free Money Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax. Some portion of this Fund's income may result in liability under the federal alternative minimum tax. The table below provides tax-equivalent yields for selected tax-exempt yields.

                           TAXABLE YIELD EQUIVALENT FOR 2001
                      STATE OF FLORIDA--FEDERAL INCOME TAXES ONLY

Federal Income Tax         15.00%      28.00%      31.00%      36.00%     39.60%
Bracket:
-------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300
Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297Over
                                                                         297,300
Tax Exempt Yield:         Taxable Yield Equivalent:
0.50%                       0.69%       0.79%       0.82%       0.88%      0.93%
1.00%                       1.28%       1.49%       1.55%       1.66%      1.76%
1.50%                       1.86%       2.18%       2.27%       2.44%      2.58%
2.00%                       2.45%       2.88%       3.00%       3.23%      3.41%
2.50%                       3.04%       3.57%       3.72%       4.01%      4.24%
3.00%                       3.63%       4.27%       4.45%       4.79%      5.07%
3.50%                       4.22%       4.96%       5.17%       5.57%      5.89%
4.00%                       4.81%       5.66%       5.90%       6.35%      6.72%
4.50%                       5.39%       6.35%       6.62%       7.13%      7.55%
5.00%                       5.98%       7.04%       7.35%       7.91%      8.38%
5.50%                       6.57%       7.74%       8.07%       8.69%      9.21%
6.00%                       7.16%       8.43%       8.80%       9.48%     10.03%
6.50%                       7.75%       9.13%       9.52%      10.26%     10.86%
7.00%                       8.34%       9.82%      10.24%      11.04%     11.69%
7.50%                       8.92%      10.52%      10.97%      11.82%     12.52%
8.00%                       9.51%      11.21%      11.69%      12.60%     13.35%
8.50%                      10.10%      11.91%      12.42%      13.38%     14.17%
9.00%                      10.69%      12.60%      13.14%      14.16%     15.00%
9.50%                      11.28%      13.29%      13.87%      14.94%     15.83%
10.00%                     11.86%      13.99%      14.59%      15.73%     16.66%
10.50%                     12.45%      14.68%      15.32%      16.51%     17.48%
11.00%                     13.04%      15.38%      16.04%      17.29%     18.31%

-------------------------------------------------------------------------------

     The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness, at the rate of $1.50 per $1,000 of the properties' market value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 15 basis point incremental benefit resulting from the avoidance of this tax.

     The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

                              FINANCIAL STATEMENTS

     The audited financial statements of the Funds for the year ended December 31, 2001, and the report of KPMG LLP, independent auditors, will be incorporated herein by reference from the Trust's Annual Report to Shareholders for the year ended December 31, 2001, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                                    APPENDIX

     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

     Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

     Description of the long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa         Bonds  which  are  rated Aaa are  judged  to be of the best  quality.  They carry the smallest  degree of investment  risk and are  generally  referred to as "gilt  edged."  Interest  payments are  protected by a large or by an exceptionally  stable  margin and  principal  is secure.  While the various
            protective   elements  are  likely  to  change,  such  changes  as  can  be visualized are most unlikely to impair the  fundamentally  strong  position of such issues.

Aa          Bonds  which  are  rated  Aa  are  judged  to be of  high  quality  by  all standards.  Together  with the Aaa group they  comprise  what are generally known  as  high-grade  bonds.  They are  rated  lower  than the best  bonds because  margins of protection  may not be as large as in Aaa securities or fluctuation  of  protective  elements may be of greater  amplitude or there may be  other  elements  present  which  make  the  long-term  risk  appear somewhat larger than the Aaa securities.

A           Bonds which are rated A possess many  favorable  investment  attributes and are to be  considered as  upper-medium-grade  obligations.  Factors  giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a  susceptibility  to impairment  some time in the future.

Baa         Bonds  which are  rated  Baa are  considered  as  medium-grade  obligations
            (i.e.,  they are neither  highly  protected nor poorly  secured).  Interest payments  and  principal  security  appear  adequate  for the  present  but certain  protective  elements  may be lacking or may be  characteristically unreliable  over any great  length of time.  Such  bonds  lack  outstanding investment  characteristics  and in fact have  speculative  characteristics as well.

Ba          Bonds  which are rated Ba are judged to have  speculative  elements;  their future  cannot be  considered  as  well-assured.  Often the  protection  of interest  and  principal  payments  may be very  moderate,  and thereby not
            well  safeguarded   during  both  good  and  bad  times  over  the  future.
            Uncertainty of position characterizes bonds in this class.

B           Bonds which are rated B generally  lack  characteristics  of the  desirable
            investment.   Assurance   of  interest   and   principal   payments  or  of
            maintenance  of other  terms of the  contract  over any long period of time may be small.

Caa         Bonds  which are  rated CAA are of poor  standing.  Such  issues  may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

Ca          Bonds which are rated CA represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

C           Bonds  which are rated C are the  lowest-rated  class of bonds,  and issues so rated  can be  regarded  as  having  extremely  poor  prospects  of ever attaining any real investment standing.

Description  of the  long-term  debt  ratings by S&P (S&P may apply a plus (+) or minus
(-) to a  particular  rating  classification  to show  relative  standing  within  that classification):

AAA         An  obligation  rated `AAA' has the highest  rating  assigned by Standard &
            Poor's.  The  obligor's  capacity to meet its  financial  commitment on the obligation is extremely strong.

AA          An obligation  rated `AA' differs from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A           An  obligation  rated  `A' is  somewhat  more  susceptible  to the  adverse
            effects  of  changes  in   circumstances   and  economic   conditions  than
            obligations in higher rated  categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is still strong.

BBB         An  obligation  rated  `BBB'  exhibits  adequate   protection   parameters.
            However,  adverse economic  conditions or changing  circumstances  are more likely  to  lead  to a  weakened  capacity  of  the  obligor  to  meet  its financial  commitment  on the  obligation.  Obligations  rated  `BB',  `B',
            `CCC',  `CC',  and `C'  are  regarded  as  having  significant  speculative characteristics.  `BB'  indicates the least degree of  speculation  and `C'
            the  highest.  While such  obligations  will likely  have some  quality and
            protective   characteristics,    these   may   be   outweighed   by   large
            uncertainties or major exposures to adverse conditions.

BB          An  obligation  rated  `BB' is less  vulnerable  to  nonpayment  than other speculative  issues.  However,  it faces  major  ongoing  uncertainties  or exposure  to adverse  business,  financial,  or economic  conditions  which could  lead to the  obligor's  inadequate  capacity  to meet its  financial commitment on the obligation.

B           Debt rated B has a greater  vulnerability  to default but currently has the capacity  to meet  interest  payments  and  principal  repayments.  Adverse business,  financial,  or economic  conditions  will likely impair capacity or willingness to pay interest and repay  principal.  The B rating category is also used for debt  subordinated  to senior  debt  that is  assigned  an actual or implied BB or BB- rating.

CCC         Debt rated CCC has a currently  identifiable  vulnerability to default, and is dependent upon favorable  business,  financial,  and economic conditions to meet timely  payment of interest  and  repayment  of  principal.  In the event of adverse business,  financial,  or economic  conditions,  it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC          The rating CC  typically  is applied to debt  subordinated  to senior  debt that is assigned an actual or implied CCC debt rating.

C           The  rating C  typically  is applied to debt  subordinated  to senior  debt which is assigned an actual or implied  CCC debt  rating.  The C rating may be used to cover a situation  where a  bankruptcy  petition has been filed, but debt service payments are continued.

Description of long-term debt ratings by Fitch IBCA:

AAA         Highest  credit  quality.  `AAA' ratings  denote the lowest  expectation of credit  risk.  They  are  assigned  only in case  of  exceptionally  strong capacity for timely  payment of  financial  commitments.  This  capacity is highly unlikely to be adversely affected by foreseeable events.

AA          Very high credit  quality.  `AA' ratings  denote a very low  expectation of credit risk.  They  indicate  very strong  capacity  for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

A           High credit  quality.  `A' ratings denote a low expectation of credit risk.
            The capacity  for timely  payment of financial  commitments  is  considered strong. This capacity may,  nevertheless,  be more vulnerable to changes in circumstances  or in  economic  conditions  than  is the  case  for  higher ratings.

BBB         Bonds  considered  to  be  investment  grade  and  of  satisfactory  credit quality.  The  obligor's  ability to pay  interest  and repay  principal is considered  to be  adequate.  Adverse  changes in economic  conditions  and circumstances,  however,  are more likely to have  adverse  impact on these bonds,  and  therefore  impair  timely  payment.  The  likelihood  that the ratings  of these  bonds will fall below  investment  grade is higher  than for bonds with higher ratings.

BB          Bonds are  considered  speculative.  The obligor's  ability to pay interest and  repay  principal  may  be  affected  over  time  by  adverse  economic changes.  However,  business and financial  alternatives  can be identified
            which  could   assist  the   obligor  in   satisfying   its  debt   service
            requirements.

B           Bonds are  considered  highly  speculative.  While  bonds in this class are currently meeting debt service  requirements,  the probability of continued
            timely  payment of principal and interest  reflects the  obligor's  limited margin  of  safety  and the  need  for  reasonable  business  and  economic activity throughout the life of the issue.

CCC         Bonds have certain  identifiable  characteristics  which,  if not remedied,
            may  lead  to  default.   The  ability  to  meet  obligations  requires  an
            advantageous business and economic environment.

CC          Bonds are  minimally  protected.  Default  in payment  of  interest  and/or principal seems probable over time.

C           Bonds are imminent default in payment of interest or principal.

Short -Term Debt Ratings (may be assigned,  for example,  to commercial  paper,  master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1     Issuers  rated  Prime-1  (or  supporting   institutions)  have  a  superior
            ability  for  repayment  of senior  short-term  debt  obligations.  Prime-1 repayment  ability  will  often  be  evidenced  by  many  of the  following characteristics:

            o     Leading market positions in well-established industries.

            o     High rates of return on funds employed.

            o     Conservative  capitalization  structure  with  moderate  reliance  on debt and ample asset protection.

            o     Broad  margins in earnings  coverage of fixed  financial  charges and high internal cash generation.

            o     Well-established  access to a range of financial  markets and assured sources of alternate liquidity.

Prime-2     Issuers rated Prime-2 (or  supporting  institutions)  have a strong ability for repayment of senior  short-term  debt  obligations.  This will normally be  evidenced  by many of the  characteristics  cited above but to a lesser degree.  Earnings  trends and coverage  ratios,  while  sound,  may be more
            subject  to   variation.   Capitalization   characteristics,   while  still
            appropriate,  may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3     Issuers  rated  Prime-3 (or  supporting  institutions)  have an  acceptable ability  for  repayment  of senior  short-term  obligations.  The effect of industry  characteristics  and market  compositions may be more pronounced.
            Variability  in  earnings  and  profitability  may result in changes in the level of debt  protection  measurements  and may  require  relatively  high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1         A  short-term  obligation  rated `A-1' is rated in the highest  category by
            Standard  &  Poor's.   The   obligor's   capacity  to  meet  its  financial
            commitment  on the  obligation  is strong.  Within this  category,  certain obligations  are  designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial  commitment on these  obligations is extremely strong.

A-2         A short-term  obligation  rated `A-2' is somewhat more  susceptible  to the adverse effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3         A  short-term   obligation   rated  `A-3'  exhibits   adequate   protection
            parameters.    However,    adverse   economic    conditions   or   changing
            circumstances  are  more  likely  to lead  to a  weakened  capacity  of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1          Highest credit  quality.  Indicates the Best capacity for timely payment of financial  commitments;  may have an added "+" to denote any  exceptionally strong credit feature.

F2          Good  credit  quality.  A  satisfactory  capacity  for  timely  payment  of financial  commitments,  but the margin of safety is not as great as in the case of the higher ratings.

F3          Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
            commitments is adequate;  however,  near-term  adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This  designation  denotes superior credit quality.  Excellent  protection
is  afforded  by  established  cash  flows,   highly  reliable  liquidity  support,  or
demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This  designation  denotes  strong credit  quality.  Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

            Thomson  BankWatch,  Inc.  ("TBW") ratings are based upon a qualitative and quantitative  analysis of all  segments  of the  organization  including,  where applicable, holding company and operating subsidiaries.

            BankWatch(TM)  Ratings  do not  constitute  a  recommendation  to buy or  sell securities  of any of these  companies.  Further,  BankWatch  does  not  suggest specific investment criteria for individual clients.

       The TBW Short-Term  Ratings apply to commercial  paper,  other senior short-term obligations  and  deposit  obligations  of the  entities to which the rating has been assigned.

       The TBW  Short-Term  Rating  apply  only to  unsecured  instruments  that have a maturity of one year or less.

       The TBW  Short-Term  Ratings  specifically  assess the likelihood of an untimely payment of principal or interest.

TBW-1       The highest  category;  indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2       The  second-highest  category;  while the degree of safety regarding timely repayment of  principal  and  interest is strong,  the  relative  degree of safety is not as high as for issues rated TBW-1.

TBW-3       The lowest investment-grade  category;  indicates that while the obligation is more  susceptible to adverse  developments  (both internal and external)
            than those with  higher  ratings,  the  capacity to service  principal  and interest in a timely fashion is considered adequate.

TBW-4       The lowest  rating  category;  this rating is  regarded  as non  investment grade and therefore speculative.







PART C.     OTHER INFORMATION.

Item 23.    Exhibits

     All Exhibits incorporated by reference relate to File Nos. 33-11905 and 811-5010 (except as otherwise noted):

(a)   Amended and Restated Declaration of Trust of the Registrant,
             including Amendments No. 1 and 2 therto (previously filed
             as Exhibit 1 to Post-Effective Amendment No. 19 and
             incorporated herein by reference).
      (i)    Amendment No. 3 to Amended and Restated Declaration of
             Trust (previously filed as Exhibit (a)(i) to Post-Effective
             Amendment No. 28 and incorporated herein by reference).
(b)   By-Laws of the Registrant (previously filed as Exhibit 2 to
             Post-Effective Amendment No. 19 and incorporated herein by reference).
(c)          See Declaration of Trust and By-Laws.
(d)   (i)    Conformed copy of Investment Advisory Agreement dated May
             12, 2001, between the Registrant and Huntington Asset
             Advisors, Inc., relating to the Dividend Capture Fund,
             International Equity Fund, Mid Corp America Fund, New
             Economy Fund and the Rotating Index Fund; +
      (ii)   Conformed copy of Investment Advisory Agreement dated May
             12, 2001, between the Registrant and Huntington Asset
             Advisors, Inc., relating to the Florida Tax-Free Money
             Fund; +
      (iii)  Conformed copy of Investment Advisory Agreement dated May
             12, 2001, between the Registrant and Huntington Asset
             Advisors, Inc., relating to the Intermediate Government
             Income Fund; +
      (iv)   Conformed copy of Investment Advisory Agreement dated May
             12, 2001, between the Registrant and Huntington Asset
                Advisors, Inc., relating to the Mortgage Securities Fund; +
         (v) Conformed copy of Investment Advisory Agreement dated May 12, 2001, between the Registrant and Huntington Asset Advisors, Inc., relating to the Michigan Tax-Free Fund; +

(vi) Conformed copy of Investment Advisory Agreement dated May 12, 2001, between the Registrant and Huntington Asset Advisors, Inc., relating to the Money Market Fund, Ohio Municipal Money Market Fund and Ohio Tax-Free Fund; +

     (vii) Conformed copy of Investment Advisory Agreement dated May 12, 2001, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund; +

(e)   (i)    Conformed copy of Distributor's Contract dated December 1,
             2001, between the Registrant and Edgewood Services Inc., +
(f)   Not applicable;
(g)   Custodian Contract, dated January 27, 1993, between the Registrant and The Huntington National Bank, as successor to The
             Huntington Trust Company, N.A. (previously filed as Exhibit
             8 to Post-Effective Amendment No. 19 and incorporated
             herein by reference).
      (i)    Amendment to Schedule A to Custodian Contract dated
             December 20, 1999 (previously filed as Exhibit (g)(1) to
             Post-Effective Amendment No. 32 and incorporated herein by reference).
      (ii)   Custodian Agreement dated March 2, 2001 between the
             Registrant and State Street Bank and Trust Company
             (previously filed as Exhibit (g)(ii) to Post Effective
             Amendment No. 37 and incorporated herein by reference).
(h)   (i)    Transfer Agency and Service Agreement, dated January 1,
             1998, between the Registrant and State Street Bank and
             Trust Company (previously filed as Exhibit 9(i) to the
             Registration Statement on Form N-14, File No. 333-44511, and incorporated herein by reference).
             (1) Amendment to Schedule A of Transfer Agency and Service
             Agreement (previously filed as Exhibit (h)(i)(1) to
             Post-Effective Amendment No. 28 and incorporated herein by reference).
      (ii)   Conformed copy of Agreement for Administrative Services
             dated December 1, 2001, between the Registrant and Federated
             Services Company; +
      (iii)  Conformed copy of Sub-Administration Services Agreement, dated December 1, 2001, between the Registrant and The
             Huntington National Bank; +

(iv) Administrative Services Agreement dated November 1, 2000 between the Registrant and The Huntington National Bank (previously filed as Exhibit
     (h)(iv) to Post-Effective Amendment No. 37 and incorporated herein by reference).

(v)  Conformed  copy  of  Financial   Administration  and  Accounting   Services
     Agreement dated December 1, 2001, between the Registrant and The Huntington National Bank; +

(vi) Conformed copy of Sub-Financial Administration and Accounting Services Agreement dated December 1, 2001, between the Registrant and State Street Bank and Trust Company; +

(vii) Form of Mutual Funds Sales and Service Agreement; +

(i)  Conformed copy of Opinion of Counsel; +

(j) (i) Conformed copy of Consent of Independent Public Accountants (previously filed as Exhibit (j)(i) to Post-Effective Amendment No. 37 and incorporated herein by reference).
             (ii) Conformed copy of Consent of Counsel; +
(k)          Not applicable;
(l)          Conformed copy of Initial Capital Understanding;
(m) Conformed copy of the Distribution and Shareholder Services Plan as Amended and Restated December 1, 2001; +
(n)          Multiple Class Plan as amended and restated April 26,
             2000 (previously filed as Exhibit (o) to
             Post-Effective Amendment No. 33 and incorporated herein by reference).
             (1) Amended Exhibit to Multiple Class Plan dated March
             1, 2001 (previously filed as Exhibit (n)(1) to Post-Effective Amendment No. 37 and incorporated herein by reference).
(o) (i) Conformed copy of Power of Attorney of Registrant dated January 30, 2002; +

(p)          (i)  Copy of Code of Ethics of Huntington Asset Advisors,
                               Inc.; +
(ii)  Copy of Code of Ethics of The Huntington Funds; +
(iii) Copy of Code of Ethics of Edgewood Services, Inc.; +
---------------------------------------------------------------------------

+     All Exhibits filed electronically.

Item 24.    Persons Controlled by or Under Common Control with the Registrant:
            ------------------------------------------------------------------

            None

Item 25.....Indemnification:
            ---------------

     The response to this Item is incorporated by reference to Registrant's Amendment No. 1 to Form N-14 filed February 3, 1998.

Item 26.    Business and Other Connections of the Investment Adviser:
            --------------------------------------------------------

     Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                                POSITION WITH HUNTINGTON
            NAME                                ASSET ADVISORS, INC.
            ----                                ------------------------

            Daniel B. Benhase                   Chief Executive Officer

            B. Randolph Bateman                 Chief Investment Officer

            David Castor                        Chief Financial Officer

            Ronald J. Corn                      Chief Compliance Officer

            Richard A. Cheap                    Corporate Secretary


Item 27.    Principal Underwriters:
            -----------------------

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Excelsior Funds, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., FTI Funds, The Riverfront Funds, Robertsons Stephens Investment Trust, Banknorth Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
------------------            ------------------------       -----------------

Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable




Item 28.    Location of Accounts and Records:
            --------------------------------

            The Huntington Funds..........      41 South High Street
            --------------------
                                                Columbus, Ohio  43287
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

            Edgewood Services, Inc........      5800 Corporate Drive
            -----------------------
            ("Distributor")                     Pittsburgh, PA  15237-7010

            Federated Services Company....      Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.     41 South High Street
            -------------------------------
            ("Adviser")                         Columbus, Ohio  43287

            The Huntington National Bank..      41 South High Street
            ------------------------------
            ("Custodian" and "Sub-              Columbus, Ohio  43287
            Administrator")

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:  Not applicable.
            ------------

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of February 2002.

                                 THE HUNTINGTON FUNDS

                  BY: /s/ Gail C. Jones
                  Secretary
                  Attorney in Fact for Daniel B. Benhase
                  February 21, 2002


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Gail C. Jones             Attorney In Fact          February 21, 2002
    Gail C. Jones                 For the Persons
    SECRETARY                     Listed Below

    NAME                            TITLE

    Daniel B. Benhase*            President
                                  (Chief Executive Officer)

    James E. Ostrowski*           Vice President and
                                  Treasurer
                                  (Accounting Officer)

    Richard J. Thomas*            Treasurer
                                  (Accounting Officer)

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee


* By Power of Attorney